UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSRs

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



                   INVESTMENT COMPANY ACT FILE NUMBER 811-1800
                           U.S. GLOBAL INVESTORS FUNDS

                               7900 CALLAGHAN ROAD
                              SAN ANTONIO, TX 78229
               (Address of principal executive offices) (Zip code)

                              SUSAN B. MCGEE, ESQ.
                               7900 CALLAGHAN ROAD
                              SAN ANTONIO, TX 78229
                     (Name and address of agent for service)

                  Registrant's telephone number, including area code:
                                  210-308-1234

                        Date of fiscal year end: JUNE 30, 2004

                      Date of reporting period: DECEMBER 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.


U.S. GLOBAL INVESTORS FUNDS

--------------------
 SEMI-ANNUAL REPORT
--------------------

DECEMBER 31, 2003

(UNAUDITED)

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 TABLE OF CONTENTS
--------------------------------------------------------------------

LETTER TO SHAREHOLDERS                                             1

MANAGEMENT TEAMS' PERSPECTIVES                                    10

PORTFOLIOS OF INVESTMENTS                                         40

NOTES TO PORTFOLIOS OF INVESTMENTS                                86

STATEMENTS OF ASSETS AND LIABILITIES                              92

STATEMENTS OF OPERATIONS                                          96

STATEMENTS OF CHANGES IN NET ASSETS                              100

NOTES TO FINANCIAL STATEMENTS                                    106

FINANCIAL HIGHLIGHTS                                             115

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 NASDAQ SYMBOLS
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U.S. TREASURY SECURITIES CASH FUND                             USTXX

U.S. GOVERNMENT SECURITIES SAVINGS FUND                        UGSXX

NEAR-TERM TAX FREE FUND                                        NEARX

TAX FREE FUND                                                  USUTX

ALL AMERICAN EQUITY FUND                                       GBTFX

CHINA REGION OPPORTUNITY FUND                                  USCOX

GLOBAL RESOURCES FUND                                          PSPFX

WORLD PRECIOUS MINERALS FUND                                   UNWPX

GOLD SHARES FUND                                               USERX



[USGI Logo]

P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1*800*US*FUNDS
Fax 210*308*1217
www.usfunds.com

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 U.S. GLOBAL INVESTORS FUNDS
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DEAR SHAREHOLDER
Dear Shareholder,

Every asset class has its day in the sun, and for     [PHOTO OF FRANK E. HOLMES]
the past year we have managed funds in the strongest-performing asset classes: natural resource stocks, and emerging markets in China and Eastern
Europe. By maintaining performance in these sectors, we have experienced strong asset growth and become widely recognized as leaders in managing natural-resource-based companies. As a result of strong asset inflows--and the introduction in 2002 of a small-account fee--our expense ratios have fallen.
Lower expense ratios translate to lower relative costs to our fund shareholders--that means you!

To give just two examples, below are charts demonstrating asset growth and expense ratios for the Gold Shares Fund(1) and World
Precious Minerals Fund.(1)

                      Gold Shares Fund(1)

[Graphic: Bar graph created from data points in following table.]

                        Average Net Assets             Expense Ratio

FY 2001                     $22,363,139                   5.79%
FY 2002                     $31,979,028                   3.57%
FY 2003                     $44,267,624                   2.64%
YTD Thru Dec 31, 2003*      $63,624,590                   1.95%








*This expense ratio is based on the six-month period ended December 31, 2003. Expense ratios are annualized for periods of less than one year. Net assets at December 31, 2003 are $86 million.

                                                                   1

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 U.S. GLOBAL INVESTORS FUNDS
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                WORLD PRECIOUS MINERALS FUND(1)

[Graphic: Bar graph created from data points in following table.]

                            Average Net Assets           Expense Ratio

FY 2001                      $44,311,987                   2.86%
FY 2002                      $56,483,612                   2.27%
FY 2003                      $86,849,436                   1.92%
YTD Thru Dec 31, 2003*      $184,334,298                   1.40%


*This expense ratio is based on the six-month period ended December 31, 2003. Expense ratios are annualized for periods of less than one year. Net assets at December 31, 2003 are $288 million.

Now look at these funds' growth of $10,000 over the same time period:

                       GROWTH OF $10,000

[Graphic: Line graph created from data points in following table.]


   Date         Gold Shares Fund        World Precious Minerals


 6/30/2000      $10,000.00              $10,000.00
 7/31/2000       $9,041.10               $8,942.46
 8/31/2000       $9,589.04               $9,300.16
 9/29/2000       $8,972.60               $8,351.48
10/31/2000       $8,082.19               $7,465.01
11/30/2000       $8,219.18               $7,387.25
12/31/2000       $8,938.36               $7,886.47
 1/31/2001       $8,835.62               $7,808.39
 2/28/2001       $9,041.10               $7,792.77
 3/30/2001       $8,219.18               $7,277.42
 4/30/2001       $9,315.07               $7,964.55
 5/31/2001       $9,726.03               $8,276.89
 6/30/2001       $9,691.78               $8,245.66
 7/31/2001       $8,972.60               $7,777.15
 8/31/2001       $9,212.33               $7,886.47
 9/30/2001       $9,589.04               $8,339.36
10/31/2001       $9,452.05               $8,230.04
11/30/2001       $9,383.56               $8,183.19
12/31/2001       $9,931.51               $8,479.91
 1/31/2002      $11,575.34               $9,963.50
 2/28/2002      $13,253.42              $10,916.12
 3/31/2002      $15,136.99              $12,696.44
 4/30/2002      $16,643.84              $14,023.86
 5/31/2002      $22,054.79              $19,739.60
 6/30/2002      $18,082.19              $16,288.29
 7/31/2002      $13,356.16              $11,712.58
 8/31/2002      $15,445.21              $13,336.72
 9/30/2002      $15,890.41              $13,430.42
10/31/2002      $13,698.63              $11,650.11
11/30/2002      $13,835.62              $11,775.05
12/31/2002      $18,013.70              $15,553.71
 1/31/2003      $18,458.90              $16,147.00
 2/28/2003      $17,294.52              $15,553.71
 3/31/2003      $16,198.63              $14,655.77
 4/30/2003      $15,479.45              $14,270.93
 5/31/2003      $17,226.03              $15,313.19
 6/30/2003      $17,739.73              $15,633.89
 7/31/2003      $18,664.38              $16,644.08
 8/31/2003      $21,712.33              $19,514.30
 9/30/2003      $22,671.23              $21,021.56
10/31/2003      $26,198.63              $25,719.75
11/30/2003      $31,130.14              $29,968.96
12/31/2003      $30,096.65              $29,971.74




The following charts demonstrate the performance of our Gold Shares and World Precious Minerals Funds as compared to their benchmark indexes, as well as to the S&P 500 Total Return Index, over the past three and five years.

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 U.S. GLOBAL INVESTORS FUNDS
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                        THREE-YEAR SNAPSHOT

[Graphic: Line graph created from data points in following table.]

--------------------------------------------------------------------------------

 Date            Gold Shares Fund         Philadelphia Stock Exchange
                                               Gold & Silver Index


  12/31/00       $10,000.00               $10,000.00
  01/31/01         9,885.06                 9,503.99
  02/28/01        10,114.94                10,213.97
  03/30/01         9,195.40                 9,253.06
  04/30/01        10,421.46                10,723.59
  05/31/01        10,881.23                11,112.62
  06/30/01        10,842.91                10,357.91
  07/31/01        10,038.31                10,320.95
  08/31/01        10,306.51                11,001.75
  09/30/01        10,727.97                11,241.00
  10/31/01        10,574.71                10,606.89
  11/30/01        10,498.08                10,225.64
  12/31/01        11,111.11                10,587.43
  01/31/02        12,950.19                11,929.59
  02/28/02        14,827.59                12,674.58
  03/31/02        16,934.87                13,789.15
  04/30/02        18,620.69                14,386.31
  05/31/02        24,674.33                16,385.92
  06/30/02        20,229.89                13,900.02
  07/31/02        14,942.53                11,775.92
  08/31/02        17,279.69                13,510.99
  09/30/02        17,777.78                13,565.45
  10/31/02        15,325.67                12,340.01
  11/30/02        15,478.93                12,328.34
  12/31/02        20,153.26                14,930.95
  01/31/03        20,651.34                14,977.63
  02/28/03        19,348.66                14,003.11
  03/31/03        18,122.61                13,016.92
  04/30/03        17,318.01                12,701.81
  05/31/03        19,272.03                14,289.05
  06/30/03        19,846.74                15,298.58
  07/31/03        20,881.23                15,779.03
  08/31/03        24,291.19                17,700.84
  09/30/03        25,363.98                17,724.18
  10/31/03        29,310.34                19,078.00
  11/30/03        34,827.59                21,330.48
  12/31/03      $ 33,671.35               $21,170.98
--------------------------------------------------------------------------------



                         FIVE-YEAR SNAPSHOT

[Graphic: Line graph created from data points in following table.]

--------------------------------------------------------------------------------

  Date        Gold Shares Fund          Philadelphia Stock Exchange
                                           Gold & Silver Index



  12/31/98        $10,000.00                 $10,000.00
  01/29/99          9,554.97                   9,736.80
  02/26/99          9,345.55                   9,321.23
  03/31/99          9,293.19                   9,198.09
  04/30/99         10,340.31                  11,300.60
  05/28/99          8,717.28                   9,368.94
  06/30/99          8,952.88                  10,301.68
  07/30/99          8,376.96                   9,676.77
  08/31/99          8,821.99                  10,364.78
  09/30/99         11,230.37                  12,353.39
  10/29/99         10,052.36                  10,704.94
  11/30/99          9,633.51                  10,318.61
  12/31/99          9,738.22                  10,461.75
  01/31/00          8,560.21                   9,231.95
  02/29/00          8,612.57                   9,198.09
  03/31/00          7,958.12                   8,696.32
  04/28/00          7,329.84                   8,426.97
  05/31/00          7,329.84                   8,662.46
  06/30/00          7,643.98                   8,897.95
  07/31/00          6,910.99                   7,826.69
  08/31/00          7,329.84                   8,056.03
  09/29/00          6,858.64                   7,683.55
  10/31/00          6,178.01                   6,752.35
  11/30/00          6,282.72                   7,246.42
  12/31/00          6,832.46                   7,912.88
  01/31/01          6,753.93                   7,520.39
  02/28/01          6,910.99                   8,082.19
  03/30/01          6,282.72                   7,321.84
  04/30/01          7,120.42                   8,485.45
  05/31/01          7,434.55                   8,793.29
  06/30/01          7,408.38                   8,196.09
  07/31/01          6,858.64                   8,166.85
  08/31/01          7,041.88                   8,705.56
  09/30/01          7,329.84                   8,894.87
  10/31/01          7,225.13                   8,393.10
  11/30/01          7,172.77                   8,091.43
  12/31/01          7,591.62                   8,377.71
  01/31/02          8,848.17                   9,439.74
  02/28/02         10,130.89                  10,029.24
  03/31/02         11,570.68                  10,911.19
  04/30/02         12,722.51                  11,383.72
  05/31/02         16,858.64                  12,965.98
  06/30/02         13,821.99                  10,998.92
  07/31/02         10,209.42                   9,318.15
  08/31/02         11,806.28                  10,691.09
  09/30/02         12,146.60                  10,734.19
  10/31/02         10,471.20                   9,764.51
  11/30/02         10,575.92                   9,755.27
  12/31/02         13,769.63                  11,814.68
  01/31/03         14,109.95                  11,851.62
  02/28/03         13,219.90                  11,080.50
  03/31/03         12,382.20                  10,300.14
  04/30/03         11,832.46                  10,050.79
  05/31/03         13,167.54                  11,306.76
  06/30/03         13,560.21                  12,105.59
  07/31/03         14,267.02                  12,485.76
  08/31/03         16,596.86                  14,006.46
  09/30/03         17,329.84                  14,024.93
  10/31/03         20,026.18                  15,096.20
  11/30/03         23,795.81                  16,878.56
  12/31/03        $23,005.82                 $16,752.35
--------------------------------------------------------------------------------




The average annual performance for the periods ended December 31, 2003 were:

                                         One Year  Three Year  Five Year  Ten Year
  Gold Shares Fund                        67.08%     49.88%     18.12%     (9.99)%
  Philadelphia Stock Exchange Gold &
    Silver Index                          41.79%     28.40%     10.87%     (1.90)%

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 U.S. GLOBAL INVESTORS FUNDS
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                        THREE-YEAR SNAPSHOT

[Graphic: Line graph created from data points in following table.]

--------------------------------------------------------------------------------

   Date        WORLD PRECIOUS MINERALS FUND      TORONTO STOCK EXCHANGE
                                              GOLD & PRECIOUS MINERALS INDEX

 12/31/00                  $10,000.00                  $10,000.00
 01/31/01                    9,900.99                    9,410.67
 02/28/01                    9,881.19                    9,832.58
 03/30/01                    9,227.72                    9,048.69
 04/30/01                   10,099.01                   10,435.58
 05/31/01                   10,495.05                   10,659.94
 06/30/01                   10,455.45                   10,345.08
 07/31/01                    9,861.39                   10,173.63
 08/31/01                   10,000.00                   10,774.63
 09/30/01                   10,574.26                   11,858.36
 10/31/01                   10,435.64                   10,970.78
 11/30/01                   10,376.24                   10,596.77
 12/31/01                   10,752.48                   11,019.30
 01/31/02                   12,633.66                   12,306.05
 02/28/02                   13,841.58                   12,868.53
 03/31/02                   16,099.01                   13,420.41
 04/30/02                   17,782.18                   14,334.96
 05/31/02                   25,029.70                   16,694.98
 06/30/02                   20,653.47                   14,548.52
 07/31/02                   14,851.49                   11,735.25
 08/31/02                   16,910.89                   13,307.62
 09/30/02                   17,029.70                   13,220.27
 10/31/02                   14,772.28                   12,028.79
 11/30/02                   14,930.69                   11,813.32
 12/31/02                   19,722.02                   14,050.23
 01/31/03                   20,474.30                   14,288.57
 02/28/03                   19,722.02                   13,343.14
 03/31/03                   18,583.43                   12,565.75
 04/30/03                   18,095.46                   12,405.35
 05/31/03                   19,417.04                   13,797.53
 06/30/03                   19,823.68                   14,173.69
 07/31/03                   21,104.60                   14,415.27
 08/31/03                   24,744.02                   16,646.26
 09/30/03                   26,655.23                   16,299.69
 10/31/03                   32,612.50                   17,825.02
 11/30/03                   38,000.47                   20,623.37
 12/31/03                  $38,004.00                  $20,056.65
--------------------------------------------------------------------------------


                         FIVE-YEAR SNAPSHOT

[Graphic: Line graph created from data points in following table.]

--------------------------------------------------------------------------------

   Date        WORLD PRECIOUS MINERALS FUND      TORONTO STOCK EXCHANGE
                                              GOLD & PRECIOUS MINERALS INDEX

 12/31/98                  $10,000.00                  $10,000.00
 01/29/99                    9,573.56                    9,738.12
 02/26/99                    9,371.00                    9,162.87
 03/31/99                    9,179.10                    8,929.05
 04/30/99                   10,277.19                   10,525.75
 05/28/99                    8,400.85                    8,713.44
 06/30/99                    8,304.90                    9,278.55
 07/30/99                    7,835.82                    8,695.57
 08/31/99                    8,166.31                    8,989.39
 09/30/99                   10,287.85                   11,320.83
 10/29/99                    9,232.41                    9,723.31
 11/30/99                    8,827.29                    9,140.14
 12/31/99                    8,731.34                    8,747.44
 01/31/00                    7,750.53                    7,757.89
 02/29/00                    7,878.46                    7,551.53
 03/31/00                    7,281.45                    7,080.35
 04/28/00                    6,918.98                    7,374.56
 05/31/00                    6,705.76                    7,652.50
 06/30/00                    6,855.01                    7,816.56
 07/31/00                    6,130.06                    6,909.77
 08/31/00                    6,375.27                    7,200.88
 09/29/00                    5,724.95                    6,992.56
 10/31/00                    5,117.27                    6,250.27
 11/30/00                    5,063.97                    6,911.01
 12/31/00                    5,406.18                    7,508.92
 01/31/01                    5,352.66                    7,066.40
 02/28/01                    5,341.95                    7,383.20
 03/30/01                    4,988.68                    6,794.59
 04/30/01                    5,459.71                    7,835.99
 05/31/01                    5,673.82                    8,004.46
 06/30/01                    5,652.41                    7,768.04
 07/31/01                    5,331.25                    7,639.29
 08/31/01                    5,406.18                    8,090.58
 09/30/01                    5,716.64                    8,904.34
 10/31/01                    5,641.70                    8,237.87
 11/30/01                    5,609.58                    7,957.03
 12/31/01                    5,812.99                    8,274.30
 01/31/02                    6,829.99                    9,240.52
 02/28/02                    7,483.01                    9,662.87
 03/31/02                    8,703.42                   10,077.28
 04/30/02                    9,613.37                   10,764.00
 05/31/02                   13,531.52                   12,536.13
 06/30/02                   11,165.64                   10,924.37
 07/31/02                    8,028.99                    8,811.90
 08/31/02                    9,142.34                    9,992.58
 09/30/02                    9,206.57                    9,926.99
 10/31/02                    7,986.16                    9,032.32
 11/30/02                    8,071.81                    8,870.53
 12/31/02                   10,662.09                   10,550.20
 01/31/03                   11,068.78                   10,729.17
 02/28/03                   10,662.09                   10,019.26
 03/31/03                   10,046.54                    9,435.52
 04/30/03                    9,782.74                    9,315.08
 05/31/03                   10,497.21                   10,360.45
 06/30/03                   10,717.05                   10,642.91
 07/31/03                   11,409.53                   10,824.31
 08/31/03                   13,377.07                   12,499.54
 09/30/03                   14,410.30                   12,239.31
 10/31/03                   17,630.91                   13,384.66
 11/30/03                   20,543.75                   15,485.92
 12/31/03                  $20,545.66                  $15,060.38
--------------------------------------------------------------------------------


The average annual performance for the periods ended December 31, 2003 were:

                                         One Year  Three Year  Five Year  Ten Year
  World Precious Minerals Fund            92.70%     56.05%     15.48%      1.61%
  Toronto Stock Exchange Gold &
    Precious Minerals Index               42.75%     26.11%      8.53%     (3.25)%


4

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                        THREE-YEAR SNAPSHOT

[Graphic: Line graph created from data points in following table:

--------------------------------------------------------------------------------------------------------------

    Date         Gold Shares Fund           World Precious Minerals Fund     S&P 500 Total Return Index


  12/31/00       $10,000.00                 $10,000.00                           $10,000.00
  01/31/01         9,885.06                   9,900.99                            10,354.79
  02/28/01        10,114.94                   9,881.19                             9,410.62
  03/30/01         9,195.40                   9,227.72                             8,814.45
  04/30/01        10,421.46                  10,099.01                             9,499.43
  05/31/01        10,881.23                  10,495.05                             9,563.08
  06/30/01        10,842.91                  10,455.45                             9,330.32
  07/31/01        10,038.31                   9,861.39                             9,238.47
  08/31/01        10,306.51                  10,000.00                             8,660.13
  09/30/01        10,727.97                  10,574.26                             7,960.80
  10/31/01        10,574.71                  10,435.64                             8,112.61
  11/30/01        10,498.08                  10,376.24                             8,734.89
  12/31/01        11,111.11                  10,752.48                             8,811.42
  01/31/02        12,950.19                  12,633.66                             8,682.83
  02/28/02        14,827.59                  13,841.58                             8,515.38
  03/31/02        16,934.87                  16,099.01                             8,835.64
  04/30/02        18,620.69                  17,782.18                             8,299.95
  05/31/02        24,674.33                  25,029.70                             8,238.80
  06/30/02        20,229.89                  20,653.47                             7,651.88
  07/31/02        14,942.53                  14,851.49                             7,055.45
  08/31/02        17,279.69                  16,910.89                             7,101.77
  09/30/02        17,777.78                  17,029.70                             6,329.96
  10/31/02        15,325.67                  14,772.28                             6,887.10
  11/30/02        15,478.93                  14,930.69                             7,292.47
  12/31/02        20,153.26                  19,722.02                             6,864.05
  01/31/03        20,651.34                  20,474.30                             6,684.24
  02/28/03        19,348.66                  19,722.02                             6,583.94
  03/31/03        18,122.61                  18,583.43                             6,647.87
  04/30/03        17,318.01                  18,095.46                             7,195.46
  05/31/03        19,272.03                  19,417.04                             7,574.56
  06/30/03        19,846.74                  19,823.68                             7,671.19
  07/31/03        20,881.23                  21,104.60                             7,806.45
  08/31/03        24,291.19                  24,744.02                             7,958.69
  09/30/03        25,363.98                  26,655.23                             7,874.17
  10/31/03        29,310.34                  32,612.50                             8,319.62
  11/30/03        34,827.59                  38,000.47                             8,392.81
  12/31/03      $ 33,671.35                 $38,004.00                           $ 8,832.97
--------------------------------------------------------------------------------------------------------------



                         FIVE-YEAR SNAPSHOT

Graphic: Line graph created from data points in following table


-----------------------------------------------------------------------------------------------------------------------------------
    Date         Gold Shares Fund           World Precious Minerals Fund     S&P 500 Total Return Index

 12/31/98        $10,000.00                 $10,000.00                          $10,000.00
 01/29/99          9,554.97                   9,573.56                           10,418.16
 02/26/99          9,345.55                   9,371.00                           10,094.38
 03/31/99          9,293.19                   9,179.10                           10,498.24
 04/30/99         10,340.31                  10,277.19                           10,904.79
 05/28/99          8,717.28                   8,400.85                           10,647.27
 06/30/99          8,952.88                   8,304.90                           11,238.18
 07/30/99          8,376.96                   7,835.82                           10,887.27
 08/31/99          8,821.99                   8,166.31                           10,833.41
 09/30/99         11,230.37                  10,287.85                           10,536.42
 10/29/99         10,052.36                   9,232.41                           11,203.18
 11/30/99          9,633.51                   8,827.29                           11,430.92
 12/31/99          9,738.22                   8,731.34                           12,104.15
 01/31/00          8,560.21                   7,750.53                           11,496.01
 02/29/00          8,612.57                   7,878.46                           11,278.40
 03/31/00          7,958.12                   7,281.45                           12,381.69
 04/28/00          7,329.84                   6,918.98                           12,009.23
 05/31/00          7,329.84                   6,705.76                           11,762.84
 06/30/00          7,643.98                   6,855.01                           12,052.83
 07/31/00          6,910.99                   6,130.06                           11,864.39
 08/31/00          7,329.84                   6,375.27                           12,601.34
 09/29/00          6,858.64                   5,724.95                           11,936.08
 10/31/00          6,178.01                   5,117.27                           11,885.62
 11/30/00          6,282.72                   5,063.97                           10,948.56
 12/31/00          6,832.46                   5,406.18                           11,002.15
 01/31/01          6,753.93                   5,352.66                           11,392.49
 02/28/01          6,910.99                   5,341.95                           10,353.71
 03/30/01          6,282.72                   4,988.68                            9,697.79
 04/30/01          7,120.42                   5,459.71                           10,451.41
 05/31/01          7,434.55                   5,673.82                           10,521.44
 06/30/01          7,408.38                   5,652.41                           10,265.36
 07/31/01          6,858.64                   5,331.25                           10,164.30
 08/31/01          7,041.88                   5,406.18                            9,528.00
 09/30/01          7,329.84                   5,716.64                            8,758.59
 10/31/01          7,225.13                   5,641.70                            8,925.61
 11/30/01          7,172.77                   5,609.58                            9,610.26
 12/31/01          7,591.62                   5,812.99                            9,694.45
 01/31/02          8,848.17                   6,829.99                            9,552.98
 02/28/02         10,130.89                   7,483.01                            9,368.74
 03/31/02         11,570.68                   8,703.42                            9,721.10
 04/30/02         12,722.51                   9,613.37                            9,131.73
 05/31/02         16,858.64                  13,531.52                            9,064.45
 06/30/02         13,821.99                  11,165.64                            8,418.71
 07/31/02         10,209.42                   8,028.99                            7,762.51
 08/31/02         11,806.28                   9,142.34                            7,813.47
 09/30/02         12,146.60                   9,206.57                            6,964.31
 10/31/02         10,471.20                   7,986.16                            7,577.28
 11/30/02         10,575.92                   8,071.81                            8,023.28
 12/31/02         13,769.63                  10,662.09                            7,551.92
 01/31/03         14,109.95                  11,068.78                            7,354.09
 02/28/03         13,219.90                  10,662.09                            7,243.75
 03/31/03         12,382.20                  10,046.54                            7,314.08
 04/30/03         11,832.46                   9,782.74                            7,916.55
 05/31/03         13,167.54                  10,497.21                            8,333.65
 06/30/03         13,560.21                  10,717.05                            8,439.96
 07/31/03         14,267.02                  11,409.53                            8,588.77
 08/31/03         16,596.86                  13,377.07                            8,756.27
 09/30/03         17,329.84                  14,410.30                            8,663.28
 10/31/03         20,026.18                  17,630.91                            9,153.36
 11/30/03         23,795.81                  20,543.75                            9,233.89
 12/31/03        $23,005.82                 $20,545.66                           $9,718.16
-----------------------------------------------------------------------------------------------------------------------------------



The average annual performance for the periods ended December 31, 2003 were:

                                         One Year  Three Year  Five Year  Ten Year
  Gold Shares Fund                        67.08%    49.88%      18.12%     (9.99)%
  World Precious Minerals Fund            92.70%    56.05%      15.48%      1.61%
  S&P 500 Total Return Index              28.68%    (4.05)%     (0.57)%    11.07%

This really has been a great year, and the next 12 months look promising to us as well. We are entering the final stretch of the presidential election cycle. What does that mean for investors?

--------------------------------------------------------------------
 U.S. GLOBAL INVESTORS FUNDS
--------------------------------------------------------------------

Historically, wars, recessions and bear markets have occurred during the first half of presidential terms--and bull markets during the second. This is partly because sitting presidents do everything they can to stimulate the economy when election time draws near. President George W. Bush is now entering his fourth year in office. With the situation in Iraq still uncertain, he has implemented tax credits designed to kick-start the economy, and so far it seems to be working.

The presidential election cycle is the subject of one of our latest research papers, available online at www.usfunds.com/cycle. (You can also obtain a printed copy by calling one of our representatives at 1-800-US-FUNDS.) This report contains the results of extensive research, some of which may surprise you. For example, did you know that the only severe stock-market loss in a pre-presidential-election year was in 1931, during the Great Depression? These and other exciting facts are covered in our special report, and we encourage you to get a free copy. There is no guarantee that this cycle will repeat itself, but with interest rates remaining at 45-year lows and consumer spending rising in response to tax credits, we believe the odds are in our favor. The chart below shows that, historically, the first two quarters of an election year tend to be the weakest, while the third and fourth quarters are the strongest.


                     Dow Jones Industrials Cycle Composite

Graphic: Line graph created from data points in following table:

Based on weekly data
1/16//1900 - 12/31/2003

Trend is more important than level

 January         0.00
                 0.40
                 0.85
                 0.90
                 0.85
 February        0.20
                 0.40
                 0.43
                 0.20
 March           0.80
                 1.00
                 1.40
                 0.90
 April           1.10
                 1.20
                 1.10
                 0.70
                 0.50
 May            -0.20
                -0.10
                -0.30
                 0.40
 June            0.70
                 0.75
                 0.70
                 0.90
 July            1.60
                 1.70
                 1.60
                 2.20
                 2.80
 August          3.00
                 3.10
                 3.20
                 3.65
 September       3.55
                 3.50
                 3.55
                 3.30
 October         3.15
                 3.60
                 4.05
                 3.90
                 4.40
 November        5.40
                 5.80
                 6.30
                 5.70
 December        6.00
                 6.40
                 7.40
                                Lines represent cumulative year-to-date percent gains
Source: Ned Davis Research

--------------------------------------------------------------------
 U.S. GLOBAL INVESTORS FUNDS
--------------------------------------------------------------------


Another free report we've published is entitled "The Wisdom of Diversification" (reprinted on the page following this letter and also on the Web at www.usfunds.com/wisdom). It comprises a chart, which is similar in appearance to the periodic table of elements we all had to study in chemistry class. But instead of elements, the chart displays asset classes and the way they have fluctuated over a 20-year time period. The purpose of the chart is to demonstrate why you need a well-balanced, diversified portfolio. By allocating your assets among a variety of categories, you protect yourself from unpredictable shifts in the market. In other words, you avoid putting all your eggs in one basket.

To keep your portfolio diversified, we recommend rebalancing at least once a year, using your age to determine what percentage to put into fixed-income investments. (For example, if you are 60 years old, 60 percent should be in fixed-income.) A good time to rebalance is on your birthday or between Christmas and New Year's Eve.

There are many exciting developments afoot at U.S. Global Investors. I thank you for investing in our funds and look forward to the days ahead.

Sincerely,

/s/ Frank Holmes
------------------------------------------
Frank E. Holmes
Chairman, Chief Investment Officer and CEO
U.S. Global Investors, Inc.


(1) Gold funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The price of gold is subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 3% to 5% of your portfolio in gold or gold stocks.

As of 12/31/03, the Gold Shares Fund's annualized performance for the 1-, 5- and 10-year periods is 67.08%, 18.12% and -9.99%.

--------------------------------------------------------------------
 U.S. GLOBAL INVESTORS FUNDS
--------------------------------------------------------------------


As of 12/31/03, the World Precious Minerals Fund's annualized performance for the 1-, 5- and 10-year periods is 92.70%, 15.48% and 1.61%.

As of 12/31/03, the Philadelphia Stock Exchange Gold & Silver Index's annualized performance for the 1-, 5- and 10-year periods is 41.79%, 10.87% and -1.90%. The Philadelphia Stock Exchange Gold & Silver Index is a capitalization-weighted index which includes the leading companies involved in the mining of gold and silver. These are not total returns. These returns reflect simple appreciation only and do not show the effect of dividend reinvestment.

As of 12/31/03, the Toronto Stock Exchange Gold & Precious Minerals Index's annualized performance for the 1-, 5- and 10-year periods is 42.75%, 8.53% and -3.25%. The Toronto Stock Exchange Gold & Precious Minerals Index is a capitalization-weighted index designed to measure the performance of the gold and precious minerals sector of the TSX 300 Index. These are not total returns. These returns reflect simple appreciation only and do not show the effect of dividend reinvestment.

As of 12/31/03, the S&P 500 Total Return Index's annualized performance for the 1-, 5- and 10-year periods is 28.68%, -0.57% and 11.07%. The S&P 500 Total Return Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S.
companies.

The Dow Jones Industrial Average is a price-weighted average of 30 blue chip stocks that are generally leaders in their industry.

Please keep in mind that high double-digit and triple-digit returns are highly unusual and cannot be sustained. Recent returns were achieved during favorable market conditions for these asset classes and countries, especially within the gold sector. Performance data quoted represent past performance and investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

For more complete information about any U.S. Global fund, including charges and expenses, obtain a prospectus by visiting us at www.usfunds.com or call 1-800-US-FUNDS (1-800-873-8637). Read it carefully before you invest or send money. Distributed by U.S.
Global Brokerage, Inc.

--------------------------------------------------------------------
 U.S. GLOBAL INVESTORS FUNDS
--------------------------------------------------------------------

                         The Wisdom of Diversification

Take a moment to study this chart. As you can see, not one investment category has performed consistently over the 20-year period. For example, in 1984, the gold sector was the worst performer. By 1987, it was the best. Fast-forward to 1999, when, at the peak of the dot-com boom, small-cap growth stocks were the best performers. The next year they hit rock bottom. This is why you need a well-balanced, diversified portfolio. By allocating your assets among a variety of categories, you protect yourself from unpredictable shifts in the market. In other words, you avoid putting all your eggs in one basket.

[Graphics:  The Wisdom of Diversification Table]

                 Ranking of Investment Categories from Best to Worst Over the Last 20 Years
  BEST
PERFORMERS
    ^         ----------------------------------------------------------------------------------------------------------------------
    |           1984    1985     1986     1987      1988        1989        1990        1991        1992        1993        1994
    |         ----------------------------------------------------------------------------------------------------------------------
    |
    |           Bond    Int'l    Gold     Gold      Small       Gold        Bond        Small       Small       Gold        Int'l
    |                                               Value                               Growth      Value
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Large   Gold     Gold     Int'l     Int'l       Large       Large       Mid         Large       Int'l       Large
    |           Value                                           Growth      Growth      Cap         Value                   Growth
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Int'l   Mid      Bond     Large     Large       Mid         Mid         Small       Mid         Small       Small
    |                   Cap               Growth    Value       Cap         Cap         Value       Cap         Value       Value
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Small   Large    Large    Large     Mid         Large       Large       Large       Bond        Large       Large
    |           Value   Growth   Value    Value     Cap         Value       Value       Growth                  Value       Value
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Mid     Bond     Mid      Mid       Small       Small       Small       Large       Small       Bond        Small
    |           Cap              Cap      Cap       Growth      Growth      Growth      Value       Growth                  Growth
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Large   Large    Large    Bond      Large       Bond        Gold        Bond        Large       Mid         Mid
    |           Growth  Value    Growth             Growth                                          Growth      Cap         Cap
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Small   Small    Small    Small     Bond        Small       Small       Int'l       Gold        Small       Bond
    |           Growth  Value    Value    Value                 Value       Value                               Growth
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Gold    Small    Small    Small     Gold        Int'l       Int'l       Gold        Int'l       Large       Gold
  WORST                 Growth   Growth   Growth                                                                Growth
PERFORMERS    ----------------------------------------------------------------------------------------------------------------------


  BEST
PERFORMERS
    ^        --------------------------------------------------------------------------------------------
    |           1995    1996     1997     1998     1999        2000        2001        2002        2003
    |        --------------------------------------------------------------------------------------------
    |           Large   Large    Large    Large    Small       Small       Small       Gold        Small
    |           Value   Growth   Value    Growth   Growth      Value       Value                   Growth
    |        --------------------------------------------------------------------------------------------
    |           Large   Large    Mid      Int'l    Large       Bond        Gold        Bond        Small
    |           Growth  Value    Cap               Growth                                          Value
    |        --------------------------------------------------------------------------------------------
    |           Small   Small    Small    Mid      Int'l       Mid         Bond        Small       Gold
    |           Growth  Value    Value    Cap                  Cap                     Value
    |        --------------------------------------------------------------------------------------------
    |           Mid     Mid      Large    Large    Mid         Large       Mid         Mid         Int'l
    |           Cap     Cap      Growth   Value    Cap         Value       Cap         Cap
    |        --------------------------------------------------------------------------------------------
    |           Bond    Small    Bond     Bond     Large       Gold        Large       Large       Mid
    |                   Growth                     Value                   Value       Value       Cap
    |        --------------------------------------------------------------------------------------------
    |          Small    Gold     Small    Small    Small       Int'l       Small       Int'l       Large
    |          Value             Growth   Growth   Value                   Growth                  Value
    |        ---------------------------------------------------------------------------------------------
    |           Gold    Int'l    Int'l    Small    Bond        Large       Large       Large       Large
    |                                     Value                Growth      Growth      Growth      Growth
    |        ---------------------------------------------------------------------------------------------
    |           Int'l   Bond     Gold     Gold     Gold        Small       Int'l       Small       Bond
    |                                                          Growth                  Growth
  WORST      ---------------------------------------------------------------------------------------------
PERFORMERS


Source: Steele Systems, Inc. Toronto Stock Exchange and Bloomberg.

--------------------------------------------------------------------
 MONEY MARKET FUNDS
--------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The U.S. Treasury Securities Cash Fund seeks to obtain a high level of current income while maintaining the highest degree of safety of principal and liquidity. The U.S. Government Securities Savings Fund seeks to achieve a consistently high yield with safety of principal.

PERFORMANCE

--------------------------------------------------------------------
 U.S. TREASURY SECURITIES CASH FUND          As of December 31, 2003
--------------------------------------------------------------------

   7-Day Yield                                              0.05%
   ---------------------------------------------------------------
   7-Day Effective Yield                                    0.05%
   ---------------------------------------------------------------
   Weighted Average Days to Maturity                          56
--------------------------------------------------------------------

--------------------------------------------------------------------
 U.S. GOVERNMENT SECURITIES SAVINGS FUND     As of December 31, 2003
--------------------------------------------------------------------

   7-Day Yield                                              0.61%
   ---------------------------------------------------------------
   7-Day Effective Yield                                    0.61%
   ---------------------------------------------------------------
   Weighted Average Days to Maturity                          60
--------------------------------------------------------------------

An investment in either the U.S. Government Securities Savings Fund or the U.S. Treasury Securities Cash Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the funds.

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

In the third quarter of 2003, the economic data generally showed improving economic fundamentals. Second quarter GDP growth was revised up to 3.3 percent from original expectations of around 1.5 percent. This allowed the third quarter to get off to a better start than many anticipated and demonstrated that the recovery was gaining momentum. In mid-July, Federal Reserve (Fed) Chairman Alan Greenspan gave his semi-annual congressional testimony and was generally upbeat on the economy. He also downplayed the likelihood of the use of "unconventional" measures of monetary policy. Due to this shift in Fed expectations during the third quarter, bonds experienced significant volatility, with yields finishing

--------------------------------------------------------------------
 MONEY MARKET FUNDS
--------------------------------------------------------------------

the quarter higher than where they began. After the economy began showing signs of a soft spot in September, it came roaring back in October and November. The October and November employment reports indicated good growth in jobs; initial jobless claims data was consistently below 400,000. The Fed met in late October and again in December but did not take any rate action. The Fed also maintained a constructive outlook on inflation and the economy. A rebound in manufacturing has been a key driver for growth in the fourth quarter, as the consumer side has slowed. Third quarter GDP was revised higher to 8.2 percent, which makes it the strongest quarter in about 20 years. The yields on the three-month T-Bill rose 2 basis points to 0.87 percent and yields on the six-month T-Bills were up 3 basis points at 0.97 percent. The Fed is expected to remain sidelined for the foreseeable future, as they appear comfortable with the growth and inflation outlook.

INVESTMENT HIGHLIGHTS

The U.S. Government Securities Savings Fund outperformed the Lipper government-only money market funds for the six months ending December 31, 2003, returning 0.32 percent versus 0.18 percent respectively. The U.S. Treasury Securities Cash Fund underperformed the Lipper treasury money market funds for the six months ending December 31, 2003, returning 0.04 percent versus 0.16 percent respectively. However, this particular fund has other features for investors besides yield, since it offers unlimited free checking.

For much of the period, the U.S. Government Securities Savings Fund took a laddered approach by buying fixed-rate securities across the money market spectrum. The fund also reduced its exposure to floating-rate securities. The fund averaged over the six-month period a weighted average maturity of 68 days, which was longer than the peer group average. Yields generally moved higher over this time with one-year agency bond yields increasing by about 25 to 30 basis points, while very short term maturities were unchanged. The fund took advantage of these progressively higher yields by selectively extending its ladder out through the end of 2004. The U.S. Treasury Securities Cash Fund followed a similar laddered strategy, averaging over the six-month period a weighted average maturity of 62 days. The fund took advantage of short term trading opportunities to add to positions.

CURRENT OUTLOOK

A year ago the belief was that the next move from the Fed would be to raise interest rates. The Fed ended up cutting rates by 25 basis points in

--------------------------------------------------------------------
 MONEY MARKET FUNDS
--------------------------------------------------------------------

June, primarily driven by deflation concerns. Here we are again: the consensus expectation in the market is for the Fed to raise interest rates as early as June and by as much as 75 to 100 basis points by December 2004. These expectations appear too aggressive, as the Fed appears committed to reflating the economy and actually increasing inflation. This is also a presidential election year, and historically the Fed has shied away from making changes before the election; they don't want to appear to be favoring one candidate over another. It currently appears unlikely the economy will generate enough inflation or create enough jobs to force the Fed's hand before the elections, so it appears any rate increases will most likely be after the presidential elections in November.

Because of the current low-interest-rate environment, we believe many investors will seek higher-yielding investments, such as tax-free municipal bond funds.

--------------------------------------------------------------------
 TAX FREE FUNDS
--------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Tax Free and Near-Term Tax Free Funds seek to provide a high level of current income that is exempt from federal income taxation and to preserve capital. The Near-Term Tax Free Fund maintains a weighted average maturity of less than five years, while the Tax Free Fund generally maintains a longer weighted average maturity.

PERFORMANCE

------------------------------------------------------------------------
 NEAR-TERM TAX FREE FUND
------------------------------------------------------------------------

[Graphic: Line graph created from data points in following tabl]

--------------------------------------------------------------------------------

   Date           Near-Term Tax Free Fund           Lehman 3 Year Municipal
                                                           Bond Index
   12/31/93       $10,000.00                        $10,000.00
   01/31/94        10,065.06                         10,080.66
   02/28/94         9,962.54                          9,986.56
   03/31/94         9,803.51                          9,866.32
   04/29/94         9,822.30                          9,924.57
   05/31/94         9,860.00                          9,970.87
   06/30/94         9,869.46                          9,973.86
   07/29/94         9,954.95                         10,056.76
   08/31/94         9,983.53                         10,092.61
   09/30/94         9,973.97                         10,067.22
   10/31/94         9,954.79                         10,042.57
   11/30/94         9,925.94                         10,024.65
   12/30/94         9,993.52                         10,067.96
   01/31/95        10,061.31                         10,151.61
   02/28/95        10,119.58                         10,258.40
   03/31/95        10,187.82                         10,350.26
   04/28/95        10,217.18                         10,385.36
   05/31/95        10,325.25                         10,544.44
   06/30/95        10,364.70                         10,569.83
   07/31/95        10,424.09                         10,681.11
   08/31/95        10,473.73                         10,764.75
   09/29/95        10,503.63                         10,795.37
   10/31/95        10,543.64                         10,846.90
   11/30/95        10,613.93                         10,916.36
   12/29/95        10,644.17                         10,961.17
   01/31/96        10,725.27                         11,047.05
   02/29/96        10,725.27                         11,049.29
   03/29/96        10,674.25                         11,022.41
   04/30/96        10,674.25                         11,035.85
   05/31/96        10,684.52                         11,045.56
   06/28/96        10,746.40                         11,111.28
   07/31/96        10,808.52                         11,173.26
   08/30/96        10,839.70                         11,189.69
   09/30/96        10,912.73                         11,257.66
   10/31/96        10,986.04                         11,336.07
   11/29/96        11,101.68                         11,442.12
   12/31/96        11,101.68                         11,447.35
   01/31/97        11,144.09                         11,497.39
   02/28/97        11,205.83                         11,553.40
   03/31/97        11,131.05                         11,493.65
   04/30/97        11,185.74                         11,542.94
   05/30/97        11,290.17                         11,637.04
   06/30/97        11,375.52                         11,705.75
   07/31/97        11,565.29                         11,844.66
   08/29/97        11,505.45                         11,821.51
   09/30/97        11,613.52                         11,905.90
   10/31/97        11,663.92                         11,958.93
   11/28/97        11,701.30                         11,993.28
   12/31/97        11,823.71                         12,074.68
   01/30/98        11,918.92                         12,154.59
   02/27/98        11,913.37                         12,179.99
   03/31/98        11,908.91                         12,199.40
   04/30/98        11,893.26                         12,182.97
   05/29/98        12,022.29                         12,295.74
   06/30/98        12,060.56                         12,336.82
   07/31/98        12,096.83                         12,381.63
   08/31/98        12,233.39                         12,501.87
   09/30/98        12,352.19                         12,581.03
   10/30/98        12,346.46                         12,642.27
   11/30/98        12,364.84                         12,672.89
   12/31/98        12,371.75                         12,703.51
   01/29/99        12,480.44                         12,818.52
   02/26/99        12,450.28                         12,832.71
   03/31/99        12,460.75                         12,843.91
   04/30/99        12,500.46                         12,883.50
   05/28/99        12,465.31                         12,864.82
   06/30/99        12,344.30                         12,787.90
   07/30/99        12,403.25                         12,851.38
   08/31/99        12,365.38                         12,867.07
   09/30/99        12,399.83                         12,915.61
   10/29/99        12,377.20                         12,917.10
   11/30/99        12,446.49                         12,973.86
   12/31/99        12,421.31                         12,952.95
   01/31/00        12,405.66                         12,976.10
   02/29/00        12,446.73                         13,017.18
   03/31/00        12,550.96                         13,084.39
   04/28/00        12,518.12                         13,085.89
   05/31/00        12,504.70                         13,099.33
   06/30/00        12,671.27                         13,265.12
   07/31/00        12,788.02                         13,372.63
   08/31/00        12,900.24                         13,473.66
   09/29/00        12,894.05                         13,477.55
   10/31/00        12,977.28                         13,553.97
   11/30/00        13,034.63                         13,608.37
   12/31/00        13,227.27                         13,759.92
   01/31/01        13,365.31                         13,968.77
   02/28/01        13,394.29                         14,023.41
   03/30/01        13,481.48                         14,121.98
   04/30/01        13,424.40                         14,101.35
   05/31/01        13,533.84                         14,229.80
   06/30/01        13,584.91                         14,293.17
   07/31/01        13,706.54                         14,410.34
   08/31/01        13,852.99                         14,558.29
   09/30/01        13,891.65                         14,632.57
   10/31/01        13,989.86                         14,727.74
   11/30/01        13,899.10                         14,680.71
   12/31/01        13,837.99                         14,666.70
   01/31/02        14,023.19                         14,852.97
   02/28/02        14,140.92                         14,964.36
   03/31/02        13,927.10                         14,741.39
   04/30/02        14,171.95                         14,958.09
   05/31/02        14,239.31                         15,044.85
   06/30/02        14,351.90                         15,174.23
   07/31/02        14,472.71                         15,292.59
   08/31/02        14,604.52                         15,390.47
   09/30/02        14,798.09                         15,512.05
   10/31/02        14,661.62                         15,426.73
   11/30/02        14,625.40                         15,431.36
   12/31/02        14,833.76                         15,653.57
   01/31/03        14,856.66                         15,703.67
   02/28/03        14,993.08                         15,804.17
   03/31/03        14,990.37                         15,785.20
   04/30/03        15,050.06                         15,827.82
   05/31/03        15,259.43                         15,949.70
   06/30/03        15,209.02                         15,924.18
   07/31/03        14,912.76                         15,780.86
   08/31/03        15,015.37                         15,861.34
   09/30/03        15,299.22                         16,099.26
   10/31/03        15,226.36                         16,023.60
   11/30/03        15,271.84                         16,039.62
   12/31/03        15,324.31                         16,073.30
--------------------------------------------------------------------------------

------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                       For the Periods Ended
                                                      December 31, 2003
------------------------------------------------------------------------

                                Six Month  One Year  Five Year  Ten Year
  Near-Term Tax Free Fund         0.76%     3.31%      4.37%     4.36%
  ----------------------------------------------------------------------
  Lehman 3-Year Municipal Bond
    Index                         0.94%     2.68%      4.82%     4.86%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Lehman Brothers 3-Year Municipal Bond Index is a total return benchmark designed for municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million and have a maturity of two to four years.

  The Adviser has agreed to limit the fund's total operating expenses to
  .45% for the year ended June 30, 2004.
------------------------------------------------------------------------

------------------------------------------------------------------------
 TAX FREE FUNDS
------------------------------------------------------------------------

------------------------------------------------------------------------
TAX FREE FUND
------------------------------------------------------------------------
[Graphics: Line graph created from data points in the following table]

--------------------------------------------------------------------------------
                Tax Free Fund               Lehman 10-Year Municipal Bond Fund
    Date



  12/31/93      $10,000.00                  $10,000.00
  01/31/94       10,106.21                   10,122.74
  02/28/94        9,884.73                    9,845.40
  03/31/94        9,513.74                    9,469.51
  04/29/94        9,546.89                    9,573.66
  05/31/94        9,638.53                    9,650.08
  06/30/94        9,596.65                    9,608.47
  07/29/94        9,748.18                    9,769.86
  08/31/94        9,798.91                    9,807.63
  09/30/94        9,679.93                    9,675.74
  10/31/94        9,492.13                    9,534.42
  11/30/94        9,260.62                    9,354.14
  12/30/94        9,476.18                    9,522.62
  01/31/95        9,737.23                    9,769.27
  02/28/95        9,947.01                   10,045.73
  03/31/95       10,078.70                   10,181.45
  04/28/95       10,105.16                   10,193.85
  05/31/95       10,361.99                   10,517.22
  06/30/95       10,317.52                   10,451.72
  07/31/95       10,371.12                   10,605.14
  08/31/95       10,469.72                   10,749.12
  09/29/95       10,541.74                   10,817.87
  10/31/95       10,668.31                   10,942.67
  11/30/95       10,804.50                   11,089.61
  12/29/95       10,904.80                   11,157.47
  01/31/96       10,968.89                   11,270.47
  02/29/96       10,913.72                   11,224.15
  03/29/96       10,784.46                   11,084.59
  04/30/96       10,756.66                   11,045.35
  05/31/96       10,765.97                   11,014.37
  06/28/96       10,859.42                   11,119.11
  07/31/96       10,953.20                   11,225.62
  08/30/96       10,953.20                   11,225.92
  09/30/96       11,085.62                   11,341.28
  10/31/96       11,180.53                   11,484.67
  11/29/96       11,352.10                   11,717.17
  12/31/96       11,323.39                   11,664.36
  01/31/97       11,361.84                   11,710.38
  02/28/97       11,456.44                   11,820.73
  03/31/97       11,348.85                   11,662.29
  04/30/97       11,445.21                   11,748.15
  05/30/97       11,589.86                   11,914.56
  06/30/97       11,720.38                   12,046.15
  07/31/97       12,011.18                   12,384.56
  08/29/97       11,909.27                   12,264.48
  09/30/97       12,039.39                   12,419.97
  10/31/97       12,096.24                   12,485.76
  11/28/97       12,167.34                   12,543.59
  12/31/97       12,352.21                   12,741.57
  01/30/98       12,460.19                   12,882.90
  02/27/98       12,443.98                   12,882.01
  03/31/98       12,431.78                   12,873.16
  04/30/98       12,379.73                   12,802.35
  05/29/98       12,580.59                   13,020.09
  06/30/98       12,623.79                   13,067.89
  07/31/98       12,664.15                   13,088.84
  08/31/98       12,863.62                   13,316.32
  09/30/98       13,015.94                   13,514.30
  10/30/98       12,971.96                   13,520.20
  11/30/98       13,031.87                   13,560.62
  12/31/98       13,045.59                   13,602.81
  01/29/99       13,198.45                   13,811.11
  02/26/99       13,111.09                   13,687.19
  03/31/99       13,133.53                   13,680.11
  04/30/99       13,170.02                   13,716.70
  05/28/99       13,053.72                   13,620.51
  06/30/99       12,798.69                   13,367.36
  07/30/99       12,824.72                   13,457.06
  08/31/99       12,660.33                   13,407.49
  09/30/99       12,655.96                   13,452.63
  10/29/99       12,451.80                   13,357.63
  11/30/99       12,603.86                   13,503.67
  12/31/99       12,467.75                   13,433.45
  01/31/00       12,341.74                   13,378.57
  02/29/00       12,515.33                   13,483.61
  03/31/00       12,848.17                   13,745.91
  04/28/00       12,747.69                   13,676.87
  05/31/00       12,642.31                   13,595.73
  06/30/00       12,999.61                   13,965.13
  07/31/00       13,185.81                   14,158.86
  08/31/00       13,388.76                   14,377.82
  09/29/00       13,288.60                   14,312.00
  10/31/00       13,459.62                   14,458.42
  11/30/00       13,568.69                   14,536.34
  12/31/00       13,932.08                   14,878.89
  01/31/01       14,059.47                   15,070.96
  02/28/01       14,082.95                   15,096.25
  03/30/01       14,206.58                   15,224.97
  04/30/01       14,022.21                   15,036.35
  05/31/01       14,166.94                   15,200.02
  06/30/01       14,275.27                   15,290.42
  07/31/01       14,480.74                   15,501.12
  08/31/01       14,724.08                   15,763.85
  09/30/01       14,659.12                   15,743.20
  10/31/01       14,834.07                   15,937.52
  11/30/01       14,652.43                   15,731.23
  12/31/01       14,462.89                   15,566.30
  01/31/02       14,722.64                   15,860.50
  02/28/02       14,913.56                   16,087.30
  03/31/02       14,584.60                   15,755.91
  04/30/02       14,911.03                   16,121.44
  05/31/02       14,987.68                   16,197.21
  06/30/02       15,157.66                   16,398.06
  07/31/02       15,338.11                   16,616.15
  08/31/02       15,496.74                   16,832.16
  09/30/02       15,809.93                   17,234.45
  10/31/02       15,549.78                   16,920.79
  11/30/02       15,457.72                   16,782.03
  12/31/02       15,765.10                   17,149.56
  01/31/03       15,714.33                   17,058.67
  02/28/03       15,915.21                   17,353.78
  03/31/03       15,898.64                   17,362.46
  04/30/03       16,003.44                   17,490.94
  05/31/03       16,378.86                   17,991.18
  06/30/03       16,292.79                   17,904.83
  07/31/03       15,656.54                   17,152.82
  08/31/03       15,789.59                   17,300.34
  09/30/03       16,223.51                   17,883.36
  10/31/03       16,126.09                   17,747.45
  11/30/03       16,243.33                   17,939.12
  12/31/03       16,346.48                   18,129.27
--------------------------------------------------------------------------------


------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                       For the Periods Ended
                                                      December 31, 2003
------------------------------------------------------------------------

                                Six Month  One Year  Five Year  Ten Year
  Tax Free Fund                   0.33%     3.69%      4.61%     5.03%
  ----------------------------------------------------------------------
  Lehman 10-Year Municipal
    Bond Index                    1.25%     5.71%      5.91%     6.13%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Lehman Brothers 10-Year Municipal Bond Index is a total return benchmark designed for long-term municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million and have a maturity of 8 to 12 years.

  The Adviser has agreed to limit the fund's total operating expenses to
  .70% for the year ended June 30, 2004.
------------------------------------------------------------------------

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

Municipals have maintained their momentum over the past six months, with returns ranging between about 50 basis points to 175 basis points. Returns were as you would expect, with the long end of the curve posting the best performance, while the short end lagged. During the past six months, yields rose across the board. The short end of the yield curve saw increases by as much as 25 basis points while long-term municipals saw yield increases of about 15 basis points. The Bond Buyer 40 Municipal Bond Index,(1) which represents long-term municipal bonds, increased by

------------------------------------------------------------------------
 TAX FREE FUNDS
------------------------------------------------------------------------

14 basis points, from approximately 4.66 percent to 4.80 percent. Volatility was high, with a brutal sell-off in July--in retrospect, this created an excellent opportunity to buy--only to rally steadily from August through December, approaching the levels last seen in early July. Of the sectors of the municipal market, the tobacco and airline sectors had the largest impact on performance. The industrial development sector, which includes tobacco bonds, and the high-yield sector, which includes airlines, both experienced total returns in excess of 6 percent, much greater than the approximately
1.5 percent gain for the municipal market as a whole. Municipal supply remained robust, capping off a record year, but demand from investors was just as strong. The Fed left interest rates unchanged and appears comfortable with the growth and inflation outlook.

INVESTMENT HIGHLIGHTS

The Near-Term Tax Free Fund posted a 0.76 percent return in the past six months, compared to 1.09 percent for the Lipper Short-Intermediate Municipal Debt Funds peer group. The Tax Free Fund returned 0.33 percent for the past six months compared to 1.38 percent for the Lipper General Municipal Debt Funds peer group.

In the past six months, industrial development and hospital bonds were the best revenue bond performers, while education and water and sewer issues lagged. The industrial development sector was driven by tobacco-backed bonds, which outperformed the second-best-performing hospital group by 4 percent. The Tax Free Fund was conservatively positioned due to the ambiguous interest rate outlook.

On a maturity basis, the fund was underweight compared to its benchmark and took less interest rate risk, which was unfavorable to overall total return. The fund's lack of exposure to risky airline and tobacco-backed bonds caused its performance to lag the performance of its peer group who invested in these bonds, as these two sectors were by far the best performers over the past six months. The Near-Term Tax Free Fund's shorter maturity structure was not as much of an issue, as maturities are more uniform across the peer group.

Both funds followed a similar strategy of reducing interest rate exposure throughout the past six months and adding to lower quality credits with higher yields. The funds ended the year with a balanced portfolio from both a credit and interest-rate standpoint. Both funds maintained a diverse mix of issuers, credit, sector and geographic locale.

------------------------------------------------------------------------
 TAX FREE FUND
------------------------------------------------------------------------

CURRENT OUTLOOK

The economic outlook is for a transition from a recovering economy into a full-blown expansion. But at the same time, inflation has been remarkably tame. Before committing to a more aggressive strategy, we will wait for more confirmation from the economic and inflation data that will trigger the Fed to move. The Fed appears to be on hold for at least the next six months, possibly not even until 2005.


(1)The Bond Buyer Municipal Bond Index is based on prices for 40 long-term municipal bonds. The index is calculated by taking price estimates from Standard & Poor's Securities Evaluations for the 40 bonds, converting them to fit a standard 6 percent coupon, averaging the converted prices, and multiplying the result by a smoothing coefficient that compensates for the changes made twice a month in the index's composition.

------------------------------------------------------------------------
 MUNICIPAL BOND RATINGS                            December 31, 2003
 (BASED ON TOTAL INVESTMENTS)
------------------------------------------------------------------------

------------------------------------------------------------------------
 NEAR-TERM TAX FREE FUND
------------------------------------------------------------------------
   AAA                                                     37.23%
   ---------------------------------------------------------------
   AA                                                      32.37%
   ---------------------------------------------------------------
   A                                                       17.68%
   ---------------------------------------------------------------
   BBB                                                      9.20%
------------------------------------------------------------------------
------------------------------------------------------------------------
 TAX FREE FUND
------------------------------------------------------------------------
   AAA                                                     40.12%
   ---------------------------------------------------------------
   AA                                                      36.13%
   ---------------------------------------------------------------
   A                                                       14.51%
   ---------------------------------------------------------------
   BBB                                                      8.62%
------------------------------------------------------------------------

------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
------------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The principal objective of the All American Equity Fund is to seek capital appreciation by investing primarily in a broadly diversified portfolio of domestic common stocks. The fund invests in large-capitalization stocks, while retaining the flexibility to seek out promising small- and mid-cap stock opportunities. The fund seeks capital appreciation and does not emphasize income.

PERFORMANCE

------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
------------------------------------------------------------------------
[Graphics: Line Graph Created from the data points in the following tabel]


--------------------------------------------------------------------------------
              All American Equity Fund          S&P 500 Total Return Index

    Date

  12/31/93            $10,000.00                        $10,000.00
  01/31/94             10,255.56                         10,339.97
  02/28/94             10,075.72                         10,059.33
  03/31/94              9,583.53                          9,620.77
  04/29/94              9,750.32                          9,744.14
  05/31/94              9,650.25                          9,904.05
  06/30/94              9,345.25                          9,661.28
  07/29/94              9,666.02                          9,978.53
  08/31/94              9,972.42                         10,387.64
  09/30/94              9,689.95                         10,133.63
  10/31/94              9,781.32                         10,361.30
  11/30/94              9,382.18                          9,983.88
  12/30/94              9,468.74                         10,132.05
  01/31/95              9,636.96                         10,394.81
  02/28/95              9,908.27                         10,799.91
  03/31/95             10,157.87                         11,118.58
  04/28/95             10,458.08                         11,445.98
  05/31/95             10,807.41                         11,903.46
  06/30/95             11,025.74                         12,179.95
  07/31/95             11,305.78                         12,583.87
  08/31/95             11,256.36                         12,615.50
  09/29/95             11,739.56                         13,147.89
  10/31/95             11,772.69                         13,100.90
  11/30/95             12,208.92                         13,676.02
  12/29/95             12,391.14                         13,939.44
  01/31/96             12,773.35                         14,413.89
  02/29/96             12,911.83                         14,547.52
  03/29/96             13,011.53                         14,687.56
  04/30/96             13,200.59                         14,904.10
  05/31/96             13,612.06                         15,288.47
  06/28/96             13,706.59                         15,346.80
  07/31/96             13,232.03                         14,668.76
  08/30/96             13,416.27                         14,978.19
  09/30/96             14,097.41                         15,821.24
  10/31/96             14,389.01                         16,257.60
  11/29/96             15,403.97                         17,486.46
  12/31/96             15,151.63                         17,139.98
  01/31/97             16,191.57                         18,210.79
  02/28/97             16,208.99                         18,353.53
  03/31/97             15,583.87                         17,599.73
  04/30/97             16,644.95                         18,650.08
  05/30/97             17,583.60                         19,785.55
  06/30/97             18,323.44                         20,671.98
  07/31/97             19,446.00                         22,316.80
  08/29/97             18,446.22                         21,066.57
  09/30/97             19,288.72                         22,220.32
  10/31/97             18,696.58                         21,478.22
  11/28/97             19,435.30                         22,472.50
  12/31/97             19,743.09                         22,858.44
  01/30/98             20,130.45                         23,111.27
  02/27/98             21,387.86                         24,778.16
  03/31/98             22,378.29                         26,047.02
  04/30/98             22,718.80                         26,309.08
  05/29/98             22,390.24                         25,856.88
  06/30/98             23,327.54                         26,907.16
  07/31/98             23,255.40                         26,620.64
  08/31/98             20,207.18                         22,771.90
  09/30/98             21,492.00                         24,230.68
  10/30/98             22,848.06                         26,201.65
  11/30/98             24,276.44                         27,789.68
  12/31/98             25,437.10                         29,391.06
  01/29/99             26,342.47                         30,620.08
  02/26/99             25,548.72                         29,668.45
  03/31/99             26,205.42                         30,855.44
  04/30/99             26,852.16                         32,050.33
  05/28/99             26,410.64                         31,293.45
  06/30/99             27,873.26                         33,030.21
  07/30/99             26,933.37                         31,998.85
  08/31/99             26,584.80                         31,840.54
  09/30/99             25,773.12                         30,967.67
  10/29/99             27,325.49                         32,927.32
  11/30/99             27,724.50                         33,596.68
  12/31/99             29,153.43                         35,575.39
  01/31/00             27,697.66                         33,788.00
  02/29/00             27,102.69                         33,148.40
  03/31/00             29,483.83                         36,391.11
  04/28/00             28,755.28                         35,296.41
  05/31/00             27,931.71                         34,572.23
  06/30/00             28,632.38                         35,424.55
  07/31/00             27,865.55                         34,870.71
  08/31/00             29,716.08                         37,036.69
  09/29/00             27,504.32                         35,081.40
  10/31/00             26,503.01                         34,933.09
  11/30/00             23,534.42                         32,178.98
  12/31/00             23,670.24                         32,336.48
  01/31/01             23,872.55                         33,483.74
  02/28/01             20,967.38                         30,430.64
  03/30/01             19,480.00                         28,502.84
  04/30/01             21,278.90                         30,717.81
  05/31/01             21,157.36                         30,923.62
  06/30/01             20,626.60                         30,170.98
  07/31/01             20,156.34                         29,873.97
  08/31/01             18,640.15                         28,003.81
  09/30/01             17,813.95                         25,742.43
  10/31/01             18,024.87                         26,233.31
  11/30/01             19,111.87                         28,245.57
  12/31/01             19,160.55                         28,493.02
  01/31/02             18,511.59                         28,077.22
  02/28/02             18,057.31                         27,535.74
  03/31/02             18,884.74                         28,571.34
  04/30/02             17,943.75                         26,839.12
  05/31/02             19,201.11                         26,641.39
  06/30/02             17,197.44                         24,743.47
  07/31/02             14,926.08                         22,814.84
  08/31/02             15,201.89                         22,964.63
  09/30/02             13,863.41                         20,468.85
  10/31/02             14,552.93                         22,270.44
  11/30/02             14,609.71                         23,581.26
  12/31/02             14,066.21                         22,195.91
  01/31/03             13,879.63                         21,614.46
  02/28/03             13,652.50                         21,290.16
  03/31/03             13,855.30                         21,496.86
  04/30/03             14,901.75                         23,267.57
  05/31/03             15,566.93                         24,493.47
  06/30/03             15,534.48                         24,805.93
  07/31/03             15,915.75                         25,243.29
  08/31/03             16,459.25                         25,735.60
  09/30/03             16,232.11                         25,462.30
  10/31/03             17,448.91                         26,902.70
  11/30/03             18,073.54                         27,139.40
  12/31/03             18,471.03                         28,562.71
--------------------------------------------------------------------------------

------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                       For the Periods Ended
                                                      December 31, 2003
------------------------------------------------------------------------

                                Six Month  One Year  Five Year  Ten Year
  All American Equity Fund       18.90%     31.31%    (6.20)%     6.32%
  ----------------------------------------------------------------------
  S&P 500 Total Return Index     15.14%     28.68%    (0.57)%    11.07%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Total Return Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S.
  companies.

  The Adviser has agreed to limit the fund's total operating expenses to
  1.75% for the year ended June 30, 2004.
------------------------------------------------------------------------

------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
------------------------------------------------------------------------

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

Developed economies across the globe finally experienced the rebound seemingly astute academics and investors had predicted for the past several years. The song and dance from investment strategists over the last few years has been that the back half of the year would improve from the conditions prevalent during the first two quarters of the year. Those past calls on the markets never quite materialized as investors wished. The second half of 2003 changed that trend and proved correct the old adage that "even a broken clock will be correct at some point in time."

Much to the delight of investors, economic reports painted the picture of an improving economy entering 2004. General trends witnessed by the market included falling jobless claims, GDP growth of 8.2 percent in the third quarter and signs of a turnaround in the manufacturing sector. The strengthening manufacturing sector offers the most promising outlook for an economy that has relied solely on consumer pocketbooks for almost three years.

Our firm entered 2003 looking to take advantage of the effects of the presidential election cycle on our economy and markets. We were not disappointed. History tells us that the third year of a president's term tends to be the best for stock returns. This is the effect of the incumbent's reelection efforts, which include generous spending programs and easy monetary policy. George W. Bush followed historical patterns by spending enormous amounts on missions ranging from the war in Iraq to recent talk of an increased space exploration budget. The President supplemented his spending packages with a federal income tax cut and a cut in dividend tax rates. The markets reacted in kind to the appearance of an improving economy, gaining close to 30 percent in 2003.

INVESTMENT HIGHLIGHTS

The fund finished the six-month period ending December 31, 2003 with a return of 18.90 percent. The fund outperformed the S&P 500 Total Return Index by over 3 percent during the second half of 2003. The benchmark S&P 500 Total Return Index ended the same six-month period with a gain of 15.14 percent.

The past six months were dominated by cyclical sectors in the market. Gains were notably concentrated in the fourth quarter following several months of summer consolidation.

Basic materials stocks led the market higher over the past six months in spite of strong energy prices that continued to plague margins. The sector

------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
------------------------------------------------------------------------

was up almost 30 percent during the second half of the year. The gains in materials can largely be tied to investor expectations for an improving economy, which would improve volume sales and eventually lead to pricing power for most companies.

The diverse metals and mining industry group was the highlight of the market, with gains of more than 84 percent during the same period. Base and precious metal commodity price gains outdistanced all expectations, driven largely by strong Chinese consumption, which tightened the supply markets.

The technology sector also enjoyed a strong rally in the second half of 2003. The sector was up close to 25 percent over that time period. Semiconductors, electronic manufacturing services and communications equipment all enjoyed stock price gains that outpaced the market. Increased demand and higher utilization rates were cited as important factors improving sentiment. The pickup in performance of capital spending industries is very encouraging for the economy in 2004.

Defensive sectors lagged the broader market during the second half of the year. Consumer staples, utilities, healthcare and telecommunications all struggled to notch any gains. With regard to investor interest, the demarcation of performance between these four defensive sectors of the market and the remaining cyclical groups is dramatic and telling.

CURRENT OUTLOOK

U.S. Global Investors continues to believe the presidential election cycle will be a strong force in the economy through at least our fiscal year end of June 2004. As this is being printed, the Democratic presidential candidates are jockeying for position in the primaries around the country to face the incumbent president. The President's policies of cutting taxes, while sharply increasing spending, will definitely leave him open for attack from his opponent. With that in mind, we believe the president will continue doing his best to keep American voters happy through strong financial markets and liberal spending policies.

It is our opinion that cyclical market sectors will continue to offer investors the most capital appreciation potential over the next six months. Our expectation is founded on continued low interest rates with little impetus from the Federal Reserve to move them higher until late 2004 and higher earnings revisions from the market. We continue to favor basic materials, energy, industrials and information technology.

------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
------------------------------------------------------------------------

------------------------------------------------------------------------
 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS    December 31, 2003
------------------------------------------------------------------------
   WHEATON RIVER MINERALS LTD.                              2.87%
     METAL & MINERAL MINING
   ---------------------------------------------------------------
   FREEPORT-MCMORAN COPPER & GOLD, INC.                     2.81%
     METAL & MINERAL MINING
   ---------------------------------------------------------------
   CISCO SYSTEMS, INC.                                      2.49%
     COMPUTER & OFFICE EQUIPMENT
   ---------------------------------------------------------------
   CITIGROUP, INC.                                          2.04%
     FINANCIAL SERVICES
   ---------------------------------------------------------------
   GENERAL ELECTRIC CO.                                     1.99%
     HOUSEHOLD APPLIANCES
   ---------------------------------------------------------------
   ENERPLUS RESOURCES FUND                                  1.96%
     OIL & GAS ROYALTY TRUSTS
   ---------------------------------------------------------------
   UCBH HOLDINGS, INC.                                      1.93%
     BANKS
   ---------------------------------------------------------------
   MICROSOFT CORP.                                          1.81%
     DATA PROCESSING & SOFTWARE
   ---------------------------------------------------------------
   LEGG MASON, INC.                                         1.61%
     FINANCIAL SERVICES
   ---------------------------------------------------------------
   TEXAS INSTRUMENTS, INC.                                  1.59%
     ELECTRONICS & COMPONENTS
------------------------------------------------------------------------

------------------------------------------------------------------------
 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS          December 31, 2003
------------------------------------------------------------------------
   FINANCIAL SERVICES                                       9.73%
   METAL & MINERAL MINING                                   9.71%
   BANKS                                                    6.98%
   ELECTRONICS & COMPONENTS                                 6.40%
   DATA PROCESSING & SOFTWARE                               5.26%

---------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The China Region Opportunity Fund seeks to achieve capital appreciation by focusing on the economic growth in the greater China region, including China, Hong Kong, Singapore, Korea, Taiwan and other Asian countries. The fund emphasizes a long-term growth approach over current income.

PERFORMANCE

---------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------------
[Graphics: Line chart created from data points on the following table]


--------------------------------------------------------------------------------
Date        China Region              IFC Emerging Mkts                  Morgan Stanley Capital
          Opportunity Fund       Investable Total China Index           Far East ex Japan


02/10/94   $10,000.00                     10,000.00                              $10,000.00
02/28/94     9,465.73                      9,499.49                                9,551.08
03/31/94     8,155.24                      7,780.03                                8,490.13
04/29/94     8,094.61                      7,383.05                                8,869.29
05/31/94     8,417.99                      7,811.94                                9,236.91
06/30/94     7,852.07                      6,846.73                                8,810.82
07/29/94     8,267.47                      7,713.08                                9,290.36
08/31/94     8,774.06                      8,243.17                               10,031.62
09/30/94     8,834.85                      8,451.00                                9,852.95
10/31/94     8,662.41                      8,348.25                               10,033.37
11/30/94     7,698.79                      7,095.04                                9,063.76
12/30/94     7,191.63                      6,089.36                                8,827.13
01/31/95     6,430.88                      5,174.75                                7,870.07
02/28/95     6,735.18                      5,760.10                                8,654.74
03/31/95     6,714.89                      5,854.28                                8,671.05
04/28/95     6,441.02                      5,129.60                                8,571.18
05/31/95     7,019.19                      5,897.87                                9,601.52
06/30/95     6,846.75                      5,744.53                                9,444.68
07/31/95     7,072.58                      6,009.19                                9,578.68
08/31/95     6,990.46                      5,728.96                                9,108.18
09/29/95     6,939.14                      5,604.42                                9,254.15
10/31/95     6,692.41                      5,293.06                                9,101.13
11/30/95     6,312.05                      4,787.11                                8,993.15
12/29/95     6,178.40                      4,538.02                                9,428.35
01/31/96     6,642.56                      5,160.74                               10,279.74
02/29/96     6,766.33                      5,308.63                               10,229.73
03/29/96     6,580.67                      5,028.41                               10,292.74
04/30/96     6,549.73                      4,966.14                               10,562.24
05/31/96     6,621.93                      5,098.47                               10,441.52
06/28/96     6,704.44                      5,082.90                               10,216.98
07/31/96     6,621.03                      4,942.79                                9,463.10
08/30/96     6,631.46                      5,145.17                                9,787.08
09/30/96     6,662.74                      5,121.82                               10,021.83
10/31/96     6,683.69                      5,075.11                                9,821.01
11/29/96     7,207.49                      5,549.93                               10,371.41
12/31/96     7,898.91                      6,389.04                               10,294.10
01/31/97     7,877.95                      6,333.00                               10,430.05
02/28/97     8,097.95                      6,509.69                               10,458.58
03/31/97     7,982.71                      6,302.64                                9,861.28
04/30/97     8,454.13                      7,219.58                                9,595.14
05/30/97     8,894.13                      7,121.51                               10,061.65
06/30/97     9,009.36                      7,205.57                               10,313.79
07/31/97     9,679.83                      8,320.23                               10,344.53
08/29/97     9,795.06                      9,643.50                                8,425.13
09/30/97     9,239.83                      7,651.59                                8,349.90
10/31/97     7,018.92                      6,274.62                                6,298.96
11/28/97     6,337.98                      4,963.03                                5,888.33
12/31/97     6,125.32                      4,863.39                                5,612.00
01/30/98     4,784.09                      3,457.62                                5,127.85
02/27/98     6,114.76                      4,755.97                                8,803.44
03/31/98     6,114.76                      4,464.86                                6,128.88
04/30/98     5,618.40                      3,914.53                                5,486.21
05/29/98     4,984.74                      3,636.65                                4,621.67
06/30/98     4,319.41                      3,234.22                                4,105.39
07/31/98     3,654.07                      2,512.65                                3,981.03
08/31/98     3,009.85                      1,952.21                                3,354.65
09/30/98     3,654.07                      2,601.39                                3,707.66
10/30/98     4,150.43                      2,583.48                                4,712.38
11/30/98     4,277.16                      2,621.62                                5,133.05
12/31/98     4,087.07                      2,388.11                                5,197.41
01/29/99     3,576.18                      2,084.53                                5,020.07
02/26/99     3,554.90                      2,102.44                                4,922.54
03/31/99     3,938.06                      2,204.41                                5,458.13
04/30/99     4,757.60                      2,833.35                                6,711.58
05/28/99     4,640.52                      2,755.51                                6,400.84
06/30/99     5,939.02                      3,771.31                                7,500.11
07/30/99     5,641.00                      3,620.30                                7,199.74
08/31/99     5,672.93                      3,674.79                                7,310.05
09/30/99     5,374.92                      3,489.53                                6,718.43
10/29/99     5,321.70                      3,484.08                                7,034.68
11/30/99     5,896.44                      4,462.52                                7,730.04
12/31/99     6,364.75                      4,901.53                                8,284.71
01/31/00     6,396.68                      4,940.45                                8,095.96
02/29/00     6,822.42                      6,195.22                                7,661.11
03/31/00     7,088.51                      6,234.14                                8,004.52
04/28/00     6,364.75                      5,308.63                                7,343.35
05/31/00     6,024.17                      5,370.90                                6,737.02
06/30/00     6,503.12                      6,188.22                                7,041.35
07/31/00     6,535.05                      6,111.93                                6,779.25
08/31/00     6,396.68                      5,990.50                                6,687.44
09/29/00     5,864.51                      5,323.42                                5,906.68
10/31/00     5,342.99                      5,075.89                                5,438.96
11/30/00     5,055.62                      4,370.67                                5,161.70
12/31/00     5,163.11                      4,455.52                                5,146.77
01/31/01     5,378.69                      4,948.24                                5,835.14
02/28/01     5,109.22                      4,661.79                                5,548.94
03/30/01     5,066.10                      4,196.31                                4,941.16
04/30/01     5,270.90                      4,728.73                                4,948.61
05/31/01     5,443.37                      5,011.29                                4,900.15
06/30/01     5,303.24                      5,098.47                                4,788.81
07/31/01     4,861.30                      4,421.27                                4,597.80
08/31/01     4,484.04                      3,550.25                                4,514.99
09/30/01     3,977.43                      3,382.89                                3,790.90
10/31/01     4,128.34                      3,432.71                                3,980.55
11/30/01     4,419.37                      3,670.90                                4,522.80
12/31/01     4,484.04                      3,658.44                                4,931.32
01/31/02     4,591.83                      3,396.90                                5,129.93
02/28/02     4,537.94                      3,459.17                                5,137.94
03/31/02     4,764.29                      3,627.31                                5,500.99
04/30/02     4,893.64                      3,726.16                                5,566.06
05/31/02     4,882.86                      3,749.51                                5,438.33
06/30/02     4,721.18                      3,656.88                                5,138.84
07/31/02     4,408.59                      3,508.99                                4,940.50
08/31/02     4,246.90                      3,442.05                                4,822.76
09/30/02     3,891.20                      3,190.63                                4,266.07
10/31/02     3,923.54                      3,164.16                                4,492.69
11/30/02     4,106.78                      3,301.94                                4,713.16
12/31/02     3,934.31                      3,199.19                                4,386.41
01/31/03     4,052.88                      3,371.22                                4,438.16
02/28/03     4,052.88                      3,299.60                                4,220.30
03/31/03     3,880.42                      3,172.73                                4,017.99
04/30/03     3,901.98                      3,183.62                                4,145.27
05/31/03     4,343.91                      3,563.48                                4,483.38
06/30/03     4,494.82                      3,795.44                                4,736.07
07/31/03     4,915.20                      4,159.73                                5,130.89
08/31/03     5,292.46                      4,421.27                                5,493.14
09/30/03     5,464.92                      4,452.40                                5,506.49
10/31/03     6,402.69                      5,104.69                                5,969.03
11/30/03     6,585.93                      5,204.33                                5,873.55
12/31/03     7,126.40                      5,885.42                                6,174.88
------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                          For the Periods Ended
                                                         December 31, 2003
---------------------------------------------------------------------------

                                 Six Month  One Year  Five Year   Inception
  China Region Opportunity
    Fund (Inception 02/10/94)     58.55%     81.13%    11.75%      (3.37)%
  -------------------------------------------------------------------------
  Hang Seng Composite Index       38.70%     50.52%      n/a         n/a
  -------------------------------------------------------------------------
  Morgan Stanley Capital Far
    East Free ex Japan Index*     30.38%     40.77%     3.51%      (4.76)%
  -------------------------------------------------------------------------
  IFC Emerging Markets Invest-
    able Total China Index        55.07%     83.97%    19.77%      (5.22)%

  *These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.
  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  The Hang Seng Composite Index is a market-capitalization weighted index that comprises the top 200 companies listed on the Stock Exchange of Hong Kong, based on average market capitalization for the twelve months. The index commenced January 2000; it is not included in the graph as data is not available for the entire period since fund inception. The Morgan Stanley Capital Far East Free ex Japan Index is an index in a series representing both the developed and the emerging markets for a particular region. The IFC Emerging Markets Investable Total China Index represents the S&P China Investable Total Return series. The term "investable" indicates that the stocks and the weights in the S&P Index represents the amount that the foreign institutional investors might buy by the virtue of the foreign institutional restrictions, plus factoring in minimum market capitalization and liquidity screens.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------------

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

China's economy continued to grow rapidly in the second half of 2003. December export growth hit a record high of 50.7 percent. Import growth was also impressive, jumping 47.4 percent, indicating strong domestic demand. For the calendar 2003 year, China's GDP grew
9.1 percent.

Basic materials and energy were the two hottest sectors as booming Chinese demand supported commodities prices. In Hong Kong, positive policy changes helped the retail and property sectors. China opened access to Hong Kong for mainlanders, which meant improved demand for the retailers. Also, opening up residential property purchases in Hong Kong to mainlanders lifted the property development sector higher.

Tension between China and Taiwan worsened due to talks on the referendum law in Taiwan. The fear was that Taiwan would use the referendum law as a way to declare independence from China. China warned that war would result if these were the first steps towards independence.

On the other hand, improvements were seen in the relationship with North Korea. After talks by six countries in China at the end of August, North Korea invited U.S. nuclear experts to visit its main nuclear complex this year. The move by North Korea could signal its willingness to allow more extensive inspections in the future.

INVESTMENT HIGHLIGHTS

For the six-month period ending December 31, 2003, the fund provided a total return of 58.55 percent. The fund successfully outperformed its benchmark, the Hang Seng Composite Index, which gained 38.70 percent for the same period, and was listed within the Wall Street Journal's top 50 best performers for the year ended December 31, 2003. Leading the region was the Thailand market, which advanced
67.30 percent. In China, the two Chinese B shares markets went in different directions as the Shenzhen market gained 27.58 percent while the Shanghai market lost 4.94 percent.

During the period, we focused the fund's investments on broad themes we saw unfolding in China, which included China's growing demand for commodities and energy, growing discretionary demand from rising income levels and continued strong exports. We added securities that benefited from these trends. Recent economic reports reaffirm our view on the strong domestic economy in China. We also sought to take advantage of China's strong export growth by adding exporters and port operation companies in the portfolio.

---------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------------

In terms of country allocation, we increased our exposure to Chinese companies to capture the fast-growing economy in China. Countries that saw less exposure included Korea, due to weak economic numbers, and Singapore for the same reason. We use quantitative models to guide our cash-flow investment decisions; thus, there will be times when we are fully invested or have a short-term larger cash position.

As for sector allocation, good demand from semiconductor companies and a seasonally strong period caused us to increase our technology exposure. Positive policy changes prompted us to increase our exposure to the housing stocks. With the Olympics coming up in 2008 in Beijing, China, and the continued need for infrastructure improvements, we maintained our position in industrials.

CURRENT OUTLOOK

We continue to believe that China will drive the region's economic growth. However, we remain on the outlook for signs that China is starting to overheat or that the government is taking steps to slow down the country's growth. For now, we remain positive on the basic materials and energy sectors. Other risks include the Taiwan presidential election, which will happen this March, and the possible comeback of SARS.

--------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------

--------------------------------------------------------------------
 PORTFOLIO PROFILE                                December 31, 2003
--------------------------------------------------------------------

   Country Distribution (based on domicile)      % of Investments
   ---------------------------------------------------------------
     People's Republic of China                            37.52%
   ---------------------------------------------------------------
     Hong Kong                                             19.65%
   ---------------------------------------------------------------
     United States                                         18.92%
   ---------------------------------------------------------------
     Canada                                                 8.77%
   ---------------------------------------------------------------
     United Kingdom                                         5.41%
   ---------------------------------------------------------------
     Taiwan                                                 3.38%
   ---------------------------------------------------------------
     Other Foreign                                          6.35%
--------------------------------------------------------------------

-----------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
-----------------------------------------------------------------------

-----------------------------------------------------------------------
 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS   December 31, 2003
-----------------------------------------------------------------------
   HSBC HOLDINGS PLC                                        4.56%
     BANKING & FINANCIAL SERVICES
   ---------------------------------------------------------------
   ALUMINUM CORPORATION OF CHINA LTD.                       2.36%
     NATURAL RESOURCES
   ---------------------------------------------------------------
   CAPITAL ALLIANCE GROUP, INC.                             2.14%
     EDUCATION
   ---------------------------------------------------------------
   CHINA PETROLEUM & CHEMICAL CORPORATION                   2.10%
     OIL & GAS EXTRACTION
   ---------------------------------------------------------------
   PETROCHINA CO., LTD.                                     2.09%
     OIL & GAS EXTRACTION
   ---------------------------------------------------------------
   CITIC INTERNATIONAL FINANCIAL HOLDINGS LTD.              2.05%
     BANKING & FINANCIAL SERVICES
   ---------------------------------------------------------------
   LI & FUNG LTD.                                           2.03%
     APPAREL
   ---------------------------------------------------------------
   SINOPEC ZHENHAI REFINING AND CHEMICAL CO., LTD.          1.96%
     CHEMICALS & ALLIED PRODUCTS
   ---------------------------------------------------------------
   ANHUI CONCH CEMENT COMPANY LTD.                          1.95%
     BUILDING MATERIALS
   ---------------------------------------------------------------
   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LTD.      1.73%
     CONGLOMERATES
-----------------------------------------------------------------------

-----------------------------------------------------------------------
 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS         December 31, 2003
-----------------------------------------------------------------------
   NATURAL RESOURCES                                       14.03%
   BANKING & FINANCIAL SERVICES                            11.32%
   ELECTRONIC EQUIPMENT                                     8.07%
   OIL & GAS EXTRACTION                                     6.68%
   CHEMICALS & ALLIED PRODUCTS                              5.29%

-----------------------------------------------------------------------
 GLOBAL RESOURCES FUND
-----------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Global Resources Fund is a diversified natural resources fund with the principal objective of achieving long-term growth of capital, while providing protection against inflation and monetary instability. The fund invests in companies involved in the exploration, production and processing of petroleum, natural gas, industrial commodities, metals, minerals, paper and forest products and can invest in any part of the world.

PERFORMANCE

-----------------------------------------------------------------------
 GLOBAL RESOURCES FUND - GROWTH OF $10,000 OVER FIVE YEARS
-----------------------------------------------------------------------

[Graphics: Line Chart created with data points from the table below}
-----------------------------------------------------------------------

--------------------------------------------------------------------------------

Date           Global Resources Fund           S&P 500 Total Return Index          S&P Energy and Materials Index

12/31/98   $10,000.00                                  $10,000.00                               10,000.00
01/29/99     9,505.81                                   10,418.16                                9,419.80
02/26/99     9,418.60                                   10,094.38                                9,417.49
03/31/99    10,348.84                                   10,498.24                               10,454.89
04/30/99    12,063.95                                   10,904.79                               12,273.67
05/28/99    11,482.56                                   10,647.27                               11,794.15
06/30/99    11,656.98                                   11,238.18                               12,049.25
07/30/99    11,686.05                                   10,887.27                               12,098.63
08/31/99    11,540.70                                   10,833.41                               12,104.22
09/30/99    11,133.72                                   10,536.42                               11,657.00
10/29/99    10,901.16                                   11,203.18                               11,616.91
11/30/99    10,930.23                                   11,430.92                               11,721.76
12/31/99    11,453.49                                   12,104.15                               12,125.50
01/31/00    11,075.58                                   11,496.01                               11,557.78
02/29/00    10,465.12                                   11,278.40                               10,755.60
03/31/00    11,598.84                                   12,381.69                               11,866.22
04/28/00    11,424.42                                   12,009.23                               11,641.25
05/31/00    12,005.81                                   11,762.84                               12,351.19
06/30/00    11,279.07                                   12,052.83                               11,563.70
07/31/00    11,075.58                                   11,864.39                               11,400.97
08/31/00    12,296.51                                   12,601.34                               12,078.15
09/29/00    12,267.44                                   11,936.08                               11,992.83
10/31/00    11,802.33                                   11,885.62                               12,170.21
11/30/00    11,220.93                                   10,948.56                               11,845.50
12/31/00    12,674.42                                   11,002.15                               12,849.52
01/31/01    12,267.44                                   11,392.49                               12,480.46
02/28/01    12,063.95                                   10,353.71                               12,366.42
03/30/01    11,889.53                                    9,697.79                               12,069.46
04/30/01    12,965.12                                   10,451.41                               13,311.72
05/31/01    12,819.77                                   10,521.44                               13,536.38
06/30/01    11,656.98                                   10,265.36                               12,726.37
07/31/01    11,191.86                                   10,164.30                               12,585.45
08/31/01    10,784.88                                    9,528.00                               12,260.68
09/30/01    10,087.21                                    8,758.59                               11,272.72
10/31/01    10,755.81                                    8,925.61                               11,607.69
11/30/01    10,843.02                                    9,610.26                               11,715.47
12/31/01    10,959.30                                    9,694.45                               12,070.11
01/31/02    10,988.37                                    9,552.98                               11,978.95
02/28/02    11,598.84                                    9,368.74                               12,538.23
03/31/02    12,674.42                                    9,721.10                               13,253.47
04/30/02    13,459.30                                    9,131.73                               12,590.88
05/31/02    16,191.86                                    9,064.45                               12,844.61
06/30/02    14,331.40                                    8,418.71                               12,744.03
07/31/02    11,133.72                                    7,762.51                               11,181.52
08/31/02    11,686.05                                    7,813.47                               11,175.12
09/30/02    11,453.49                                    6,964.31                               10,071.14
10/31/02    10,697.67                                    7,577.28                               10,431.42
11/30/02    11,104.65                                    8,023.28                               11,079.76
12/31/02    12,908.42                                    7,551.92                               10,942.22
01/31/03    13,650.28                                    7,354.09                               10,582.34
02/28/03    13,917.35                                    7,243.75                               10,656.16
03/31/03    13,442.56                                    7,314.08                               10,751.84
04/30/03    13,412.89                                    7,916.55                               11,021.46
05/31/03    14,985.64                                    8,333.65                               11,791.18
06/30/03    15,252.71                                    8,439.96                               11,737.21
07/31/03    15,994.57                                    8,588.77                               11,815.02
08/31/03    18,012.44                                    8,756.27                               12,440.52
09/30/03    18,962.02                                    8,663.28                               12,057.71
10/31/03    22,107.52                                    9,153.36                               12,463.97
11/30/03    23,858.32                                    9,233.89                               12,584.44
12/31/03   $25,760.16                                   $9,718.16                               14,189.71


-------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
-------------------------------------------------------------------------

-------------------------------------------------------------------------
 GLOBAL RESOURCES FUND - GROWTH OF $10,000 OVER TEN YEARS
-------------------------------------------------------------------------
[Graphics: Line Chart created from data points listed in table below:}

------------------------------------------------------------------------------------------------------------------------------------

Date            Global Resources Fund           S&P 500 Total Return Index          S&P Energy and Materials Index

12/31/93              10,000.00                       10,000.00                     $10,000.00
01/31/94              10,476.92                       10,339.97                      10,572.32
02/28/94              10,107.69                       10,059.33                      10,276.66
03/31/94               9,523.08                       9,620.77                       9,841.87
04/29/94               9,307.69                       9,744.14                       10,160.92
05/31/94               9,307.69                       9,904.05                       10,370.81
06/30/94               8,830.77                       9,661.28                       10,101.26
07/29/94               9,092.31                       9,978.53                       10,589.95
08/31/94               9,369.23                       10,387.64                      10,750.26
09/30/94               9,738.46                       10,133.63                      10,558.15
10/31/94               9,584.62                       10,361.30                      11,050.49
11/30/94               9,030.77                       9,983.88                       10,432.04
12/30/94               9,030.77                       10,132.05                      10,463.90
01/31/95               8,559.74                       10,394.81                      10,484.97
02/28/95               8,657.19                       10,799.91                      10,977.61
03/31/95               8,900.83                       11,118.58                      11,551.83
04/28/95               9,144.47                       11,445.98                      11,816.92
05/31/95               9,258.16                       11,903.46                      12,280.63
06/30/95               9,355.62                       12,179.95                      12,111.66
07/31/95               9,615.50                       12,583.87                      12,489.23
08/31/95               9,761.68                       12,615.50                      12,211.45
09/29/95               9,729.19                       13,147.89                      12,422.50
10/31/95               9,290.65                       13,100.90                      12,201.83
11/30/95               9,388.10                       13,676.02                      12,832.45
12/29/95               9,842.89                       13,939.44                      13,374.55
01/31/96              10,205.00                       14,413.89                      13,627.50
02/29/96              10,320.22                       14,547.52                      13,700.23
03/29/96              10,896.31                       14,687.56                      14,423.17
04/30/96              11,538.24                       14,904.10                      14,702.14
05/31/96              11,719.29                       15,288.47                      14,796.73
06/28/96              11,488.86                       15,346.80                      14,673.66
07/31/96              10,995.07                       14,668.76                      14,170.49
08/30/96              11,390.10                       14,978.19                      14,500.73
09/30/96              11,850.97                       15,821.24                      15,086.78
10/31/96              12,410.60                       16,257.60                      15,765.60
11/29/96              13,068.99                       17,486.46                      16,529.64
12/31/96              13,200.66                       17,139.98                      16,440.37
01/31/97              13,685.43                       18,210.79                      17,137.53
02/28/97              12,939.63                       18,353.53                      16,787.31
03/31/97              12,846.41                       17,599.73                      17,151.75
04/30/97              12,510.80                       18,650.08                      17,401.65
05/30/97              13,704.08                       19,785.55                      18,620.53
06/30/97              13,666.79                       20,671.98                      19,292.59
07/31/97              14,822.78                       22,316.80                      20,705.16
08/29/97              15,643.16                       21,066.57                      19,993.17
09/30/97              17,022.89                       22,220.32                      21,010.68
10/31/97              16,127.93                       21,478.22                      20,069.77
11/28/97              13,536.27                       22,472.50                      19,896.59
12/31/97              12,837.09                       22,858.44                      19,769.73
01/30/98              11,312.95                       23,111.27                      18,979.10
02/27/98              11,570.55                       24,778.16                      20,247.34
03/31/98              11,549.08                       26,047.02                      21,179.47
04/30/98              11,248.55                       26,309.08                      21,939.45
05/29/98              10,239.62                       25,856.88                      21,280.34
06/30/98               9,595.61                       26,907.16                      20,838.01
07/31/98               8,844.28                       26,620.64                      19,484.64
08/31/98               7,427.48                       22,771.90                      17,192.64
09/30/98               8,221.75                       24,230.68                      19,202.52
10/30/98               8,522.28                       26,201.65                      19,561.43
11/30/98               8,286.15                       27,789.68                      19,873.78
12/31/98               7,892.64                       29,391.06                      19,512.77
01/29/99               7,502.59                       30,620.08                      18,380.64
02/26/99               7,433.76                       29,668.45                      18,376.14
03/31/99               8,167.96                       30,855.44                      20,400.38
04/30/99               9,521.64                       32,050.33                      23,949.34
05/28/99               9,062.76                       31,293.45                      23,013.66
06/30/99               9,200.43                       33,030.21                      23,511.42
07/30/99               9,223.37                       31,998.85                      23,607.78
08/31/99               9,108.65                       31,840.54                      23,618.68
09/30/99               8,787.44                       30,967.67                      22,746.04
10/29/99               8,603.89                       32,927.32                      22,667.81
11/30/99               8,626.83                       33,596.68                      22,872.40
12/31/99               9,039.82                       35,575.39                      23,660.21
01/31/00               8,741.55                       33,788.00                      22,552.43
02/29/00               8,259.73                       33,148.40                      20,987.15
03/31/00               9,154.54                       36,391.11                      23,154.28
04/28/00               9,016.88                       35,296.41                      22,715.30
05/31/00               9,475.75                       34,572.23                      24,100.58
06/30/00               8,902.16                       35,424.55                      22,563.99
07/31/00               8,741.55                       34,870.71                      22,246.44
08/31/00               9,705.19                       37,036.69                      23,567.81
09/29/00               9,682.24                       35,081.40                      23,401.34
10/31/00               9,315.15                       34,933.09                      23,747.46
11/30/00               8,856.27                       32,178.98                      23,113.86
12/31/00              10,003.46                       32,336.48                      25,072.97
01/31/01               9,682.24                       33,483.74                      24,352.83
02/28/01               9,521.64                       30,430.64                      24,130.32
03/30/01               9,383.98                       28,502.84                      23,550.87
04/30/01              10,232.89                       30,717.81                      25,974.85
05/31/01              10,118.18                       30,923.62                      26,413.23
06/30/01               9,200.43                       30,170.98                      24,832.68
07/31/01               8,833.33                       29,873.97                      24,557.71
08/31/01               8,512.12                       28,003.81                      23,923.98
09/30/01               7,961.47                       25,742.43                      21,996.21
10/31/01               8,489.17                       26,233.31                      22,649.83
11/30/01               8,558.00                       28,245.57                      22,860.13
12/31/01               8,649.78                       28,493.02                      23,552.13
01/31/02               8,672.72                       28,077.22                      23,374.26
02/28/02               9,154.54                       27,535.74                      24,465.56
03/31/02              10,003.46                       28,571.34                      25,861.19
04/30/02              10,622.94                       26,839.12                      24,568.30
05/31/02              12,779.65                       26,641.39                      25,063.40
06/30/02              11,311.25                       24,743.47                      24,867.13
07/31/02               8,787.44                       22,814.84                      21,818.25
08/31/02               9,223.37                       22,964.63                      21,805.75
09/30/02               9,039.82                       20,468.85                      19,651.59
10/31/02               8,443.28                       22,270.44                      20,354.58
11/30/02               8,764.50                       23,581.26                      21,619.67
12/31/02              10,188.15                       22,195.91                      21,351.30
01/31/03              10,773.67                       21,614.46                      20,649.08
02/28/03              10,984.46                       21,290.16                      20,793.12
03/31/03              10,609.72                       21,496.86                      20,979.81
04/30/03              10,586.30                       23,267.57                      21,505.92
05/31/03              11,827.62                       24,493.47                      23,007.85
06/30/03              12,038.41                       24,805.93                      22,902.56
07/31/03              12,623.93                       25,243.29                      23,054.38
08/31/03              14,216.56                       25,735.60                      24,274.90
09/30/03              14,966.03                       25,462.30                      23,527.93
10/31/03              17,448.66                       26,902.70                      24,320.66
11/30/03              18,830.50                       27,139.40                      24,555.72
12/31/03              20,331.55                       28,562.71                      27,688.07
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                       December 31, 2003
-------------------------------------------------------------------------

                                Six Month  One Year  Five Year   Ten Year
  Global Resources Fund          68.89%     99.56%    20.82%       7.35%
  -----------------------------------------------------------------------
  S&P 500 Total Return Index     15.14%     28.68%    (0.57)%     11.07%
  -----------------------------------------------------------------------
  S&P Energy and Materials
    Index                        20.90%     29.68%     7.25%      10.72%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Total Return Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S.
  companies.

  The S&P Energy and Materials Index is a combination of the S&P Energy
  Index and the S&P Materials Index calculated on a 70% and 30%
  weighting, respectively, with monthly rebalancing of weights.
-------------------------------------------------------------------------

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

The global economy experienced continued growth in the final six months of 2003. Following years of disappointing second-half economic growth, world economies gave investors reason to believe that sustainable growth may continue in the near future. Highlights from the global markets include above 8 percent GDP growth in China supported by double-digit percentage gains in industrial production, rising momentum in India's economy, and growth in the developed economies of Europe, Japan and

-------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
-------------------------------------------------------------------------

the United States. Consumers also appear to be gaining faith in their local economies according to confidence reports.

China remains one of the most important factors in the recent commodity market rallies. In some instances, the growth in demand for commodities has come completely from Chinese buyers. The country is experiencing world-leading industrial production growth as the country prepares for the Olympic games in 2008 and their complete entrance into the World Trade Organization. Worker migration is also playing a significant role in China's construction boom. Rural Chinese citizens are moving to the urban Chinese centers to take advantage of the large relative wage differences. This is causing housing demand to increase dramatically and leaving builders short of supply.

U.S. Global Investors entered 2003 with three specific investment themes for the calendar year: the weakening U.S. dollar relative to global currencies, strong growth in commodity demand from Asia, especially China, and the positive effects of the presidential election cycle on the U.S. economy. The benefits for the Global Resources Fund were slow to take hold early in the year, but the outcomes of our work were in full bloom during the second half of 2003. On a trade-weighted basis, the U.S. dollar declined more than 8 percent in value over the final two quarters of the year, and China experienced dramatic economic growth that was unrivaled in the world markets. Domestically, George W. Bush's reelection campaign was silently under way with massive spending plans and tax cuts in place. The result is an improving U.S. economy.

INVESTMENT HIGHLIGHTS

For the six-month period ending December 31, 2003, the fund had a return of 68.89 percent. In comparison, the S&P 500 Energy Index and the S&P 500 Basic Materials Index rose by 16.51 percent and 30.88 percent, respectively. The broader S&P 500 Total Return Index gained
15.14 percent over the same period. The fund's strong performance relative to its benchmark and peer group is best attributed to the investment team's process of analyzing commodity price movements and relative value in equities and looking for growth outside the U.S. market.

Energy prices experienced their normal seasonal pattern during the second half of the year, with price declines during the shoulder season of demand. With regards to energy, the most interesting aspect of the past six months was the high absolute level of prices that were persistent during the entire period. Crude oil prices rose slightly less than 10 percent to finish the semi-annual period at $32.50 per barrel West Texas Intermediate (WTI). Prices dipped to $27 per barrel in mid-September but quickly

-------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
-------------------------------------------------------------------------

rallied back above $30. Natural gas prices experienced a similar pattern, dipping below $5/mcf during the inventory-build season, only to finish flat for the period.

Investors were undoubtedly surprised by the resilience in pricing, but were still unwilling to pay for what they perceived to be unsustainable profitability at exploration and production companies. We were aware of this psychological effect in the market and took advantage of the opportunity by buying energy stocks in mid-November. The portfolio team felt energy stocks would start to receive attention when analysts were forced to revise higher their price forecasts for 2004. Our expectations were fulfilled in December, as the energy sector was the best performing group.

Metals and mining stocks were the highlight of the third and fourth quarters of 2003. The group led the market, gaining 84 percent. Gold prices rallied from below $350 per ounce to break the psychologically-important $400 level. The falling dollar was gold bullion's best friend over the last two quarters, trading with a strong inverse correlation. Base metals also enjoyed strong gains, with platinum breaking above $800 per ounce, copper above $1 per pound and nickel prices notching strong gains to close above $7 per pound. The stocks that were exposed to these commodities reacted in kind, giving us solid gains.

The utilities sector continues to be underweighted in the fund, due to opportunities we see elsewhere. We are interested and invested in several companies that are involved in the trend to increase imports of liquefied natural gas. We believe liquefied natural gas (LNG) is the only option, aside from sustainable high prices, that will solve the natural gas supply shortage we are experiencing in the United States.

CURRENT OUTLOOK

U.S. Global Investors believes we are in a secular bull market for essentially all commodities. The increase in demand will continue to come from Asia and other developing countries, while demand from developed economies such as the U.S. and Europe will add to the tightening market. The risks to this viewpoint are a slowdown in Asian economic growth brought on by government intervention, rising interest rates or terrorist events that could slow the perception of a rebounding global economy.

-------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
-------------------------------------------------------------------------

-------------------------------------------------------------------------
 TOP 10 EQUITY* HOLDINGS BASED ON TOTAL INVESTMENTS    December 31, 2003
-------------------------------------------------------------------------
   NORTHERN ORION RESOURCES, INC.                           2.51%
     GOLD & COPPER MINING
   ---------------------------------------------------------------
   WHEATON RIVER MINERALS LTD.                              2.23%
     GOLD & COPPER MINING
   ---------------------------------------------------------------
   PIONEER NATURAL RESOURCES CO.                            1.59%
     OIL & GAS EXPLORATION & PRODUCTION - SENIOR
   ---------------------------------------------------------------
   ENERGY SAVINGS INCOME FUND                               1.55%
     GAS DISTRIBUTION
   ---------------------------------------------------------------
   BONAVISTA ENERGY TRUST                                   1.47%
     OIL & GAS ROYALTY TRUSTS
   ---------------------------------------------------------------
   EOG RESOURCES, INC.                                      1.46%
     OIL & GAS EXPLORATION & PRODUCTION - SENIOR
   ---------------------------------------------------------------
   ENERPLUS RESOURCES FUND                                  1.38%
     OIL & GAS ROYALTY TRUSTS
   ---------------------------------------------------------------
   DEVON ENERGY CORP.                                       1.29%
     OIL & GAS EXPLORATION & PRODUCTION - SENIOR
   ---------------------------------------------------------------
   PETROCHINA CO. LTD.                                      1.29%
     INTEGRATED OIL & GAS
   ---------------------------------------------------------------
   CNOOC LTD.                                               1.26%
     OIL & GAS EXPLORATION & PRODUCTION - SENIOR
-------------------------------------------------------------------------

-------------------------------------------------------------------------
 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS           December 31, 2003
-------------------------------------------------------------------------
   OIL & GAS EXPLORATION & PRODUCTION - SENIOR             10.69%
   OIL & GAS ROYALTY TRUSTS                                10.51%
   GOLD MINING                                              7.84%
   OIL & GAS EQUIPMENT & SERVICES                           6.56%
   GOLD & COPPER MINING                                     6.38%


*Includes convertible debentures.

-------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
-------------------------------------------------------------------------

-------------------------------------------------------------------------
 PORTFOLIO PROFILE                                     December 31, 2003
-------------------------------------------------------------------------
   Country Distribution (based on domicile)      % of Investments
   ---------------------------------------------------------------
     Canada                                                44.63%
   ---------------------------------------------------------------
     United States                                         42.89%
   ---------------------------------------------------------------
     People's Republic of China                             3.79%
   ---------------------------------------------------------------
     United Kingdom                                         2.55%
   ---------------------------------------------------------------
     Hong Kong                                              1.26%
   ---------------------------------------------------------------
     Other Foreign                                          4.88%
-------------------------------------------------------------------------

-------------------------------------------------------------------------
 GOLD AND PRECIOUS MINERALS FUNDS
-------------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The World Precious Minerals and Gold Shares Funds pursue an objective of long-term capital growth through investments in gold and precious metal companies. The Gold Shares Fund also pursues current income as a secondary objective and focuses on established, gold-producing mines. The World Precious Minerals Fund focuses on equity securities of companies principally engaged in the exploration, mining, and processing of precious minerals such as gold, silver, platinum, and diamonds. Although the fund has greater latitude to invest its assets in different precious minerals, it currently remains focused on the gold sector.

PERFORMANCE
-------------------------------------------------------------------------
 WORLD PRECIOUS MINERALS FUND
-------------------------------------------------------------------------
[Graphics: Line Chart created from data points from the table below:]

--------------------------------------------------------------------------------
                WORLD PRECIOUS          TORONTO STOCK EXCHANGE
  Date          MINERALS FUND           GOLD & PRECIOUS MINERALS


  12/31/93    $ 10,000.00               $10,000.00
  01/31/94      10,345.61                10,077.56
  02/28/94       9,807.37                 9,455.26
  03/31/94       9,824.36                 9,650.85
  04/29/94       9,036.83                 8,529.89
  05/31/94       9,467.42                 9,176.08
  06/30/94       8,855.52                 8,541.93
  07/29/94       8,866.86                 8,481.31
  08/31/94       9,274.79                 8,957.71
  09/30/94       9,830.03                10,102.64
  10/31/94       9,291.78                 9,145.30
  11/30/94       8,118.98                 7,896.94
  12/30/94       8,305.95                 8,471.14
  01/31/95       7,431.64                 7,439.96
  02/28/95       7,590.60                 7,927.88
  03/31/95       8,464.91                 9,014.85
  04/28/95       8,697.69                 9,052.99
  05/31/95       8,680.65                 9,390.83
  06/30/95       8,975.88                 9,476.38
  07/31/95       9,367.61                 9,474.92
  08/31/95       9,623.09                 9,620.60
  09/29/95       9,617.41                 9,764.81
  10/31/95       8,629.56                 8,563.28
  11/30/95       9,367.61                 9,464.96
  12/29/95       9,628.77                 9,454.38
  01/31/96      11,184.36                10,859.42
  02/29/96      11,485.26                11,255.78
  03/29/96      12,098.41                11,329.97
  04/30/96      12,473.12                11,227.26
  05/31/96      13,744.84                11,933.99
  06/28/96      11,990.54                10,040.14
  07/31/96      11,683.97                10,075.47
  08/30/96      12,751.31                10,619.73
  09/30/96      12,376.60                10,061.34
  10/31/96      12,052.99                10,223.95
  11/29/96      11,859.96                10,498.88
  12/31/96      11,507.97                10,217.34
  01/31/97      10,865.30                 9,779.64
  02/28/97      11,970.45                10,453.33
  03/31/97      10,540.96                 8,457.37
  04/30/97      10,024.43                 7,801.13
  05/30/97      10,564.99                 8,418.86
  06/30/97       9,579.96                 7,453.13
  07/31/97       9,123.49                 7,453.33
  08/29/97       9,339.71                 7,318.29
  09/30/97       9,736.13                 8,121.85
  10/31/97       8,102.43                 6,641.84
  11/28/97       6,426.68                 4,934.87
  12/31/97       6,780.45                 5,524.87
  01/30/98       7,364.24                 5,786.24
  02/27/98       6,975.05                 5,637.94
  03/31/98       7,449.38                 6,062.54
  04/30/98       7,759.51                 6,477.79
  05/29/98       6,658.83                 5,526.19
  06/30/98       5,995.99                 5,126.72
  07/31/98       5,576.39                 4,419.89
  08/31/98       4,360.17                 3,340.21
  09/30/98       6,020.31                 5,309.17
  10/30/98       5,941.26                 5,400.27
  11/30/98       5,545.98                 5,021.68
  12/31/98       5,711.39                 4,771.88
  01/29/99       5,467.83                 4,646.92
  02/26/99       5,352.15                 4,372.42
  03/31/99       5,242.55                 4,260.84
  04/30/99       5,869.70                 5,022.76
  05/28/99       4,798.06                 4,157.95
  06/30/99       4,743.26                 4,427.62
  07/30/99       4,475.34                 4,149.43
  08/31/99       4,664.10                 4,289.64
  09/30/99       5,875.79                 5,402.17
  10/29/99       5,272.99                 4,639.85
  11/30/99       5,041.61                 4,361.57
  12/31/99       4,986.81                 4,174.18
  01/31/00       4,426.63                 3,701.97
  02/29/00       4,499.70                 3,603.50
  03/31/00       4,158.72                 3,378.66
  04/28/00       3,951.70                 3,519.05
  05/31/00       3,829.92                 3,651.68
  06/30/00       3,915.16                 3,729.97
  07/31/00       3,501.12                 3,297.26
  08/31/00       3,641.16                 3,436.18
  09/29/00       3,269.74                 3,336.77
  10/31/00       2,922.67                 2,982.56
  11/30/00       2,892.23                 3,297.86
  12/31/00       3,087.68                 3,583.17
  01/31/01       3,057.11                 3,372.00
  02/28/01       3,051.00                 3,523.18
  03/30/01       2,849.23                 3,242.30
  04/30/01       3,118.25                 3,739.25
  05/31/01       3,240.54                 3,819.64
  06/30/01       3,228.31                 3,706.82
  07/31/01       3,044.88                 3,645.38
  08/31/01       3,087.68                 3,860.73
  09/30/01       3,264.99                 4,249.05
  10/31/01       3,222.20                 3,931.02
  11/30/01       3,203.85                 3,797.00
  12/31/01       3,320.02                 3,948.40
  01/31/02       3,900.87                 4,409.47
  02/28/02       4,273.84                 4,611.01
  03/31/02       4,970.86                 4,808.76
  04/30/02       5,490.57                 5,136.46
  05/31/02       7,728.38                 5,982.09
  06/30/02       6,377.13                 5,212.98
  07/31/02       4,585.67                 4,204.94
  08/31/02       5,221.55                 4,768.34
  09/30/02       5,258.23                 4,737.05
  10/31/02       4,561.21                 4,310.12
  11/30/02       4,610.12                 4,232.91
  12/31/02       6,089.53                 5,034.43
  01/31/03       6,321.82                 5,119.83
  02/28/03       6,089.53                 4,781.07
  03/31/03       5,737.97                 4,502.52
  04/30/03       5,587.30                 4,445.05
  05/31/03       5,995.37                 4,943.89
  06/30/03       6,120.92                 5,078.67
  07/31/03       6,516.43                 5,165.23
  08/31/03       7,640.17                 5,964.64
  09/30/03       8,230.29                 5,840.46
  10/31/03      10,069.70                 6,387.00
  11/30/03      11,733.34                 7,389.70
  12/31/03      11,734.43                 7,186.64
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                       December 31, 2003
-------------------------------------------------------------------------

                                Six Month  One Year  Five Year   Ten Year
  World Precious Minerals Fund   91.71%     92.70%    15.48%      1.61%
  -----------------------------------------------------------------------
  Toronto Stock Exchange Gold
    & Precious Minerals Index*   41.51%     42.75%     8.53%     (3.25)%

  *These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Toronto Stock Exchange Gold & Precious Minerals Index is a
  capitalization-weighted index designed to measure the performance of the gold and precious minerals sector of the TSX 300 Index.
-------------------------------------------------------------------------

-------------------------------------------------------------------------
 GOLD AND PRECIOUS MINERALS FUNDS
-------------------------------------------------------------------------

-------------------------------------------------------------------------
 GOLD SHARES FUND
-------------------------------------------------------------------------

[Graphics: Line Chart was created using data points from the table below]:

--------------------------------------------------------------------------------

   Date         Gold Shares Fund             Philadelphia Stock Exchange
                                                  Gold & Silver Index

   12/31/93     $10,000.00                   $10,000.00
   01/31/94       8,993.06                     9,994.69
   02/28/94       8,437.50                     9,733.15
   03/31/94       8,333.33                    10,135.70
   04/29/94       8,576.39                     8,674.85
   05/31/94       8,298.61                     9,121.37
   06/30/94       8,715.28                     8,737.02
   07/29/94       9,031.56                     8,471.69
   08/31/94      10,015.54                     8,984.91
   09/30/94      11,210.38                    10,024.26
   10/31/94      10,612.96                     8,900.77
   11/30/94       9,277.55                     7,785.61
   12/30/94       9,734.40                     8,288.23
   01/31/95       7,452.35                     7,382.31
   02/28/95       7,880.23                     7,871.28
   03/31/95       8,236.80                     9,246.46
   04/28/95       7,844.57                     8,864.38
   05/31/95       7,630.63                     9,097.11
   06/30/95       7,737.60                     9,111.52
   07/31/95       8,352.27                     8,998.56
   08/31/95       8,316.11                     9,298.76
   09/29/95       8,243.80                     9,415.51
   10/31/95       6,978.30                     8,125.24
   11/30/95       7,050.62                     9,181.26
   12/29/95       7,122.93                     9,128.95
   01/31/96       8,701.73                    10,692.90
   02/29/96       8,444.71                    10,921.08
   03/29/96       7,967.40                    10,903.65
   04/30/96       8,004.12                    10,872.56
   05/31/96       8,224.42                    11,287.24
   06/28/96       6,829.20                     9,382.15
   07/31/96       6,754.97                     9,426.88
   08/30/96       6,717.86                     9,442.04
   09/30/96       6,124.01                     8,731.71
   10/31/96       6,012.67                     8,763.55
   11/29/96       5,604.40                     9,111.52
   12/31/96       5,307.48                     8,850.73
   01/31/97       4,776.73                     8,354.18
   02/28/97       5,459.12                     9,283.60
   03/31/97       4,700.91                     7,893.26
   04/30/97       4,321.80                     7,115.46
   05/30/97       4,397.63                     7,907.66
   06/30/97       3,654.58                     7,247.37
   07/31/97       3,732.34                     7,423.24
   08/29/97       3,771.21                     7,495.26
   09/30/97       3,693.46                     8,301.11
   10/31/97       2,877.01                     6,664.39
   11/28/97       2,216.07                     5,368.81
   12/31/97       2,262.73                     5,624.29
   01/30/98       2,262.73                     5,683.42
   02/27/98       2,064.24                     5,719.81
   03/31/98       2,103.94                     6,191.34
   04/30/98       2,223.03                     6,665.91
   05/29/98       1,786.36                     5,663.71
   06/30/98       1,504.52                     5,437.04
   07/31/98       1,516.42                     4,769.92
   08/31/98       1,167.09                     3,706.31
   09/30/98       1,627.58                     5,684.94
   10/30/98       1,591.85                     5,715.26
   11/30/98       1,492.61                     5,379.43
   12/31/98       1,516.42                     4,925.33
   01/29/99       1,448.94                     4,795.69
   02/26/99       1,417.18                     4,591.01
   03/31/99       1,409.24                     4,530.36
   04/30/99       1,568.03                     5,565.92
   05/28/99       1,321.91                     4,614.51
   06/30/99       1,357.64                     5,073.91
   07/30/99       1,270.30                     4,766.13
   08/31/99       1,337.79                     5,105.00
   09/30/99       1,703.00                     6,084.45
   10/29/99       1,524.36                     5,272.53
   11/30/99       1,460.85                     5,082.25
   12/31/99       1,476.73                     5,152.76
   01/31/00       1,298.09                     4,547.04
   02/29/00       1,306.03                     4,530.36
   03/31/00       1,206.79                     4,283.22
   04/28/00       1,111.52                     4,150.56
   05/31/00       1,111.52                     4,266.55
   06/30/00       1,159.15                     4,382.53
   07/31/00       1,048.00                     3,854.90
   08/31/00       1,111.52                     3,967.86
   09/29/00       1,040.06                     3,784.40
   10/31/00         936.85                     3,325.75
   11/30/00         952.73                     3,569.10
   12/31/00       1,036.09                     3,897.35
   01/31/01       1,024.18                     3,704.04
   02/28/01       1,048.00                     3,980.74
   03/30/01         952.73                     3,606.25
   04/30/01       1,079.76                     4,179.36
   05/31/01       1,127.39                     4,330.98
   06/30/01       1,123.42                     4,036.84
   07/31/01       1,040.06                     4,022.44
   08/31/01       1,067.85                     4,287.77
   09/30/01       1,111.52                     4,381.02
   10/31/01       1,095.64                     4,133.88
   11/30/01       1,087.70                     3,985.29
   12/31/01       1,151.21                     4,126.30
   01/31/02       1,341.76                     4,649.38
   02/28/02       1,536.27                     4,939.73
   03/31/02       1,754.61                     5,374.12
   04/30/02       1,929.27                     5,606.85
   05/31/02       2,556.49                     6,386.17
   06/30/02       2,096.00                     5,417.33
   07/31/02       1,548.18                     4,589.49
   08/31/02       1,790.33                     5,265.71
   09/30/02       1,841.94                     5,286.94
   10/31/02       1,587.88                     4,809.34
   11/30/02       1,603.76                     4,804.79
   12/31/02       2,088.06                     5,819.12
   01/31/03       2,139.67                     5,837.31
   02/28/03       2,004.70                     5,457.51
   03/31/03       1,877.67                     5,073.16
   04/30/03       1,794.30                     4,950.34
   05/31/03       1,996.76                     5,568.95
   06/30/03       2,056.30                     5,962.40
   07/31/03       2,163.49                     6,149.65
   08/31/03       2,516.79                     6,898.64
   09/30/03       2,627.94                     6,907.74
   10/31/03       3,036.82                     7,435.37
   11/30/03       3,608.46                     8,313.24
   12/31/03       3,488.66                     8,251.08
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                       December 31, 2003
-------------------------------------------------------------------------

                                Six Month  One Year  Five Year  Ten Year
  Gold Shares Fund               69.66%     67.08%    18.12%    (9.99)%
  ----------------------------------------------------------------------
  Philadelphia Stock Exchange
    Gold & Silver Index*         38.39%     41.79%    10.87%    (1.90)%

  *These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Philadelphia Stock Exchange Gold & Silver Index is a
  capitalization-weighted index which includes the leading companies involved in the mining of gold and silver.
-------------------------------------------------------------------------

-------------------------------------------------------------------------
 GOLD AND PRECIOUS MINERALS FUNDS
-------------------------------------------------------------------------

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

[Graphics: Gold Critical Drivers chart]

---------------------------------------------------------------------------
     Cause            Effect         Rammifications
---------------------------------------------------------------------------
---------------------------------------------------------------------------
    War on       Deficit Spending      Weaker U.S.         Higher Gold
   Terrorism          $450B             Currency             Prices
---------------------------------------------------------------------------
---------------------------------------------------------------------------
   Deflation      40-7ear Low in      Rising Money         Higher Gold
     Fears        Interest Rates         Supply              Prices
---------------------------------------------------------------------------
---------------------------------------------------------------------------
   Low Gold          Cuts in             Falling           Higher Gold
    Prices         Exploration         Production            Prices
---------------------------------------------------------------------------
---------------------------------------------------------------------------
 Low Interest        Hedging           Less Supply         Higher Gold
     Rates          Curtailed                                Prices
---------------------------------------------------------------------------
---------------------------------------------------------------------------
     China            Trade          Foreign Reserve       Higher Gold
                     Surplus          Gold Exposure          Prices
---------------------------------------------------------------------------
---------------------------------------------------------------------------
     China        Shanghai Gold         Increased          Higher Gold
                     Exchange           Demand &             Prices
                                        Liquidity
---------------------------------------------------------------------------
---------------------------------------------------------------------------
     China        Rural Domestic     Income Increase       Higher Gold
                      Policy         for 800 Million         Prices
                                         Chinese
---------------------------------------------------------------------------



INVESTMENT HIGHLIGHTS

For the six months ending December 31, 2003, the World Precious Minerals Fund returned 91.71 percent and the Gold Shares Fund returned a gain of 69.66 percent. The Toronto Stock Exchange Gold & Precious Minerals Index, World Precious Minerals Fund's benchmark, gained 41.51 percent, while the Philadelphia Stock Exchange Gold & Silver Index, Gold Shares Fund's benchmark, returned 38.39 percent. Spot gold rose to $415.45, up $69.05 or 19.93 percent for the same period. In contrast, the S&P 500 Total Return Index posted a positive return of 15.14 percent while the U.S. Trade-Weighted Dollar Index(1) has fallen 8.24 percent over the last six months. Over the same period, the yield on the 90-day Treasury Bill edged up 7 basis points to finish at 0.92 percent.

We have made several critical investment decisions, which generated superior relative performance:

1. We focused on mid-cap unhedged gold producers.

2. We also concentrated our investments in companies which produced two metals; i.e., copper-gold porphyry producers like Wheaton
   River Minerals Ltd.;(2) which has demonstrated over 500 percent growth in

-------------------------------------------------------------------------
 GOLD AND PRECIOUS MINERALS FUNDS
-------------------------------------------------------------------------

   cash flow on a year-over-year basis for the past year; Northgate Exploration Ltd.;(3) Northern Orion Resources, Inc.;(4) and Bema Gold Corp.(5)

3. We invested in companies reflecting the three critical growth drivers:
   (a) increasing revenues
   (b) increasing production
   (c) increasing cash flow

4. We looked for undervalued junior gold companies with inexpensive resource ounces in the ground.

5. We wanted to own companies whereby a rising gold price would greatly increase their reserve base and net asset value.

6. We searched for companies which were undervalued on a relative peer group basis for several fundamental metrics; i.e., ounce per share, production per share, net asset value per share, cash flow multiples.

CURRENT OUTLOOK

The gold market in China has shown a good follow-through in investor interest after repealing the 50-year ban on gold ownership by individuals in December of 2002. Several IPO's of local gold mining companies in China were met with enthusiastic demand as the first two issues were on average over 1000-times oversubscribed. Later in the year, the broker sponsoring the third IPO had to print an additional 1.3 million application forms after running out of the first 1.2 million. In October, the Hong Kong edition of China Daily contained comments from the Bank of China's gold business expert, saying it would be safe and feasible for China to swap some foreign exchange reserves for gold. It was also mentioned that local consumers could pour $36 billion into gold, equivalent to 2,950 tonnes, or more than one year of supply.

India continues to move forward with its gold deregulation plans. There are now four national-level multi-commodity exchanges in India, and trading in gold started in October after a 41-year ban. There are also independent proposals to allow banks to offer gold-backed investments to their clients, whereby the client would deposit funds and receive gold at the maturity of the deposit period. Late in the year, it was forecast that India's industrial production might grow 20 percent faster than expected after record harvests boosted incomes. This should fuel some incremental demand for gold. Last year's crop production was very poor and had a noticeable effect on gold demand. Both China and India are responsible for about 28 percent of annual gold demand.

-------------------------------------------------------------------------
 GOLD AND PRECIOUS MINERALS FUNDS
-------------------------------------------------------------------------

Exchange-traded gold funds that invest only in bullion may also be a significant factor going forward. Gold Bullion Ltd.,(6) first listed in Australia, had its debut listing in London during December. Plans to list the investment vehicle in Paris, Hong Kong and the United States are moving forward. At this point it is difficult to judge the impact of this new product on the gold market, but it certainly facilitates the ownership of physical gold by individuals and institutional buyers. Also, of note, a recent Fortune magazine article mentioned that Warren Buffett caused a stir by telling readers that for the first time in 72 years, Berkshire Hathaway Inc.(7) was investing in foreign currencies. One can only speculate whether that includes gold. In the past, Mr. Buffett has taken up a large position in silver.

Threats we are monitoring include: the potential liquidation of the net-long gold futures position on the COMEX (the leading U.S. market for metals futures and futures options), a sustainable reversal in the U.S. dollar, rising U.S. interest rates, a significant economic slowdown in China, profit-taking in the junior gold sector once private placement shares are cleared for trading and the fact that we have had three good quarters in a row in the gold market, which may indicate it is due for a correction.

We continue to warn investors not to chase performance but to use gold modestly as a 5 to 10 percent portion of their asset allocation model. We also encourage investors to rebalance their portfolio once per year to capture the swings in gold stocks. It is our job to search for those companies which we believe will grow their reserves and production profiles faster than their peers, thereby generating superior relative peer group performance.


(1)The U.S. Trade-Weighted Dollar Index provides a general indication of the international value of the U.S. dollar.

(2)This security comprised 7.83 percent of the total net assets of the World Precious Minerals Fund and 10.93 percent of the total net assets of the Gold Shares Fund as of December 31, 2003.

(3)This security comprised 2.11 percent of the total net assets of the World Precious Minerals Fund and 3.15 percent of the total net assets of the Gold Shares Fund as of December 31, 2003.

(4)This security comprised 5.30 percent of the total net assets of the World Precious Minerals Fund and 4.34 percent of the total net assets of the Gold Shares Fund as of December 31, 2003.

(5)This security comprised 5.85 percent of the total net assets of the World Precious Minerals Fund and 8.75 percent of the total net assets of the Gold Shares Fund as of December 31, 2003.

(6)This security comprised 0.03 percent of the total net assets of the World Precious Minerals Fund and 0.05 percent of the total net assets of the Gold Shares Fund as of December 31, 2003.

(7)Neither the World Precious Minerals Fund nor the Gold Shares Fund held this security at December 31, 2003.

-------------------------------------------------------------------------
 GOLD AND PRECIOUS MINERALS FUNDS
-------------------------------------------------------------------------

WORLD PRECIOUS MINERALS FUND

-------------------------------------------------------------------------
 TOP 10 EQUITY* HOLDINGS BASED ON TOTAL INVESTMENTS    December 31, 2003
-------------------------------------------------------------------------
   WHEATON RIVER MINERALS LTD.                              7.92%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   BEMA GOLD CORP.                                          5.92%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   NORTHERN ORION RESOURCES, INC.                           5.36%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   PLACER DOME, INC.                                        4.20%
     SENIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   BOLIVAR GOLD CORP.                                       3.23%
     GOLD/MINERAL EXPLORATION & DEVELOPMENT
   ---------------------------------------------------------------
   RIO NARCEA GOLD MINES LTD.                               2.94%
     GOLD/MINERAL EXPLORATION & DEVELOPMENT
   ---------------------------------------------------------------
   NEWMONT MINING CORP.                                     2.90%
     SENIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   IAMGOLD CORP.                                            2.84%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   APOLLO GOLD CORP.                                        2.75%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   GOLDCORP, INC.                                           2.15%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
-------------------------------------------------------------------------

-------------------------------------------------------------------------
 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS           December 31, 2003
-------------------------------------------------------------------------
   INTERMEDIATE & JUNIOR GOLD PRODUCERS                    38.42%
   GOLD/MINERAL EXPLORATION & DEVELOPMENT                  25.96%
   SENIOR GOLD PRODUCERS                                   10.64%
   METAL & MINERAL MINING                                   7.97%
   DIAMOND MINING & EXPLORATION                             2.22%


*Includes convertible debentures.

-------------------------------------------------------------------------
 GOLD AND PRECIOUS MINERALS FUNDS
-------------------------------------------------------------------------

GOLD SHARES FUND

-------------------------------------------------------------------------
 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS     December 31, 2003
-------------------------------------------------------------------------
   WHEATON RIVER MINERALS LTD.                             11.12%
     GOLD MINING
   ---------------------------------------------------------------
   BEMA GOLD CORP.                                          8.90%
     GOLD MINING
   ---------------------------------------------------------------
   ASHANTI GOLDFIELDS CO. LTD.                              5.76%
     GOLD MINING
   ---------------------------------------------------------------
   PLACER DOME, INC.                                        4.91%
     GOLD MINING
   ---------------------------------------------------------------
   GOLDCORP, INC.                                           4.57%
     GOLD MINING
   ---------------------------------------------------------------
   NORTHERN ORION RESOURCES, INC.                           4.42%
     GOLD MINING
   ---------------------------------------------------------------
   APOLLO GOLD CORP.                                        4.18%
     GOLD MINING
   ---------------------------------------------------------------
   NEWMONT MINING CORP.                                     3.45%
     GOLD MINING
   ---------------------------------------------------------------
   NORTHGATE EXPLORATION LTD.                               3.20%
     GOLD MINING
   ---------------------------------------------------------------
   RIO NARCEA GOLD MINES LTD.                               3.18%
     GOLD MINING
-------------------------------------------------------------------------

-------------------------------------------------------------------------
 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS           December 31, 2003
-------------------------------------------------------------------------
   GOLD MINING                                             76.52%
   METAL & MINERAL MINING                                   3.06%
   MERCHANT BANKING                                         2.12%
   DIAMOND MINING & EXPLORATION                             1.07%
   DIAMONDS & GOLD RETAIL                                   0.40%

-------------------------------------------------------------------------
 GOLD AND PRECIOUS MINERALS FUNDS
-------------------------------------------------------------------------

WORLD PRECIOUS MINERALS FUND

-------------------------------------------------------------------------
 PORTFOLIO PROFILE                                     December 31, 2003
-------------------------------------------------------------------------
   Country Distribution (based on domicile)      % of Investments
   ---------------------------------------------------------------
     Canada                                                71.65%
   ---------------------------------------------------------------
     United States                                         17.85%
   ---------------------------------------------------------------
     United Kingdom                                         2.90%
   ---------------------------------------------------------------
     Austria                                                1.91%
   ---------------------------------------------------------------
     Other Foreign                                          5.69%
-------------------------------------------------------------------------

GOLD SHARES FUND

-------------------------------------------------------------------------
 PORTFOLIO PROFILE                                     December 31, 2003
-------------------------------------------------------------------------
   Country Distribution (based on domicile)      % of Investments
   ---------------------------------------------------------------
     Canada                                                59.91%
   ---------------------------------------------------------------
     United States                                         23.64%
   ---------------------------------------------------------------
     Ghana                                                  5.76%
   ---------------------------------------------------------------
     South Africa                                           4.83%
   ---------------------------------------------------------------
     Other Foreign                                          5.86%
-------------------------------------------------------------------------

U.S. TREASURY SECURITIES CASH FUND
------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2003
------------------------------------------------------------------------------------

UNITED STATES
GOVERNMENT                            COUPON   MATURITY   PRINCIPAL
OBLIGATIONS 58.02%                     RATE      DATE       AMOUNT         VALUE

UNITED STATES
  TREASURY BILLS 24.71%
------------------------------------------------------------------------------------
                               Yield   0.93%   01/02/04  $ 20,000,000   $ 20,000,000
                               Yield   0.87%   04/15/04    10,000,000      9,974,867
                                                                        ------------
                                                                          29,974,867

UNITED STATES
  TREASURY NOTES 33.31%
------------------------------------------------------------------------------------
                                       3.00%   02/29/04    10,000,000     10,030,862
                                       7.25%   05/15/04    10,000,000     10,224,544
                                       2.88%   06/30/04    10,000,000     10,081,065
                                       2.13%   08/31/04    10,000,000     10,060,310
                                                                        ------------
                                                                          40,396,781

------------------------------------------------------------------------------------
TOTAL UNITED STATES
  GOVERNMENT OBLIGATIONS                                                  70,371,648
------------------------------------------------------------------------------------
  (cost $70,371,648)

REPURCHASE AGREEMENTS 41.83%

Joint Tri-Party Repurchase
  Agreements, 12/31/03,
  collateralized by U.S.
  Treasury securities held in
  joint tri-party repurchase
  accounts:

0.85% Credit Suisse First
  Boston, repurchase price
  $29,734,010                          0.85%   01/02/04    29,732,606     29,732,606
0.84% UBS Financial Services,
  Inc., repurchase price
  $21,000,980                          0.84%   01/02/04    21,000,000     21,000,000

------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                               50,732,606
------------------------------------------------------------------------------------
  (cost $50,732,606)

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.85%                                                 121,104,254
------------------------------------------------------------------------------------
  (cost $121,104,254)
Other assets and liabilities,
  net 0.15%                                                                  176,653
                                                                        ------------

NET ASSETS 100%                                                         $121,280,907
                                                                        ------------

See notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2003
------------------------------------------------------------------------------------

UNITED STATES
GOVERNMENT AND AGENCY                 COUPON  MATURITY    PRINCIPAL
OBLIGATIONS 99.83%                     RATE     DATE        AMOUNT       VALUE

FEDERAL FARM CREDIT BANK 0.53%
------------------------------------------------------------------------------------
Fixed Rates:
                                      5.10%   04/26/04  $2,500,000    $  2,531,263

FEDERAL HOME LOAN BANK 90.36%
------------------------------------------------------------------------------------
Discount Notes:
                               Yield  1.03%   01/02/04  36,561,000      36,561,000
                               Yield  0.75%   01/05/04  50,000,000      49,996,875
                               Yield  0.99%   01/07/04  30,000,000      29,995,881
                               Yield  1.03%   01/09/04  20,000,000      19,995,994
                               Yield  1.02%   01/16/04  43,274,000      43,256,815
                               Yield  1.06%   01/23/04  30,000,000      29,981,509
                               Yield  1.05%   01/30/04  20,000,000      19,983,589
                               Yield  1.03%   02/04/04  30,000,000      29,971,583
                               Yield  1.03%   02/18/04  15,000,000      14,979,829
                               Yield  1.00%   02/23/04  12,178,000      12,160,410
                               Yield  1.06%   03/05/04  26,644,000      26,594,794
                               Yield  1.02%   03/10/04  10,000,000       9,980,733
Fixed Rates:
                                      6.49%   01/08/04   5,000,000       5,004,391
                                      3.75%   02/13/04  14,365,000      14,409,713
                                      5.25%   02/13/04  11,275,000      11,329,204
                                      6.02%   03/22/04   2,000,000       2,021,222
                                      3.75%   04/15/04   5,000,000       5,037,191
                                      4.88%   05/14/04   2,000,000       2,026,910
                                      5.90%   06/02/04     500,000         509,604
                                      3.38%   06/15/04   4,000,000       4,037,142
                                      6.57%   06/18/04   6,500,000       6,660,448
                                      4.75%   06/28/04     500,000         508,542
                                      7.36%   07/01/04     925,000         952,829
                                      4.63%   08/13/04   6,750,000       6,883,918
                                      6.25%   08/13/04   7,095,000       7,308,963
                                      1.20%   08/20/04   5,000,000       5,000,000
                                      1.36%   09/03/04   5,000,000       4,999,066
                                      1.40%   09/17/04   5,000,000       5,000,391
                                      6.78%   09/17/04     500,000         518,840
                                      1.25%   09/22/04   5,000,000       5,000,000
                                      1.41%   11/12/04   5,000,000       5,000,000
                                      6.25%   11/15/04   3,780,000       3,935,887
                                      6.50%   11/15/04   2,000,000       2,086,766
                                      1.53%   11/19/04   5,000,000       5,000,000

See notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
----------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                          December 31, 2003
----------------------------------------------------------------------------------

UNITED STATES
GOVERNMENT AND AGENCY                 COUPON  MATURITY    PRINCIPAL
OBLIGATIONS                            RATE     DATE        AMOUNT       VALUE

FEDERAL HOME LOAN BANK (CONT'D)
----------------------------------------------------------------------------------
                                      1.63%   12/08/04  $5,000,000    $  5,000,000
                                                                      ------------
                                                                       431,690,039

STUDENT LOAN MARKETING
  ASSOCIATION 8.94%
----------------------------------------------------------------------------------
Discount Notes:
                               Yield  0.75%   01/05/04  18,689,000      18,687,832
                               Yield  0.98%   01/06/04  20,000,000      19,997,822
Fixed Rates:
                                      3.38%   07/15/04   4,000,000       4,042,522
                                                                      ------------
                                                                        42,728,176

----------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.83%                                               476,949,478
----------------------------------------------------------------------------------
  (cost $476,949,478)
Other assets and liabilities,
  net 0.17%                                                                791,300
                                                                      ------------

NET ASSETS 100%                                                       $477,740,778
                                                                      ------------
                                                                      ------------


See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND
------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2003
------------------------------------------------------------------------------------

                                          COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS 95.58%                     RATE      DATE       AMOUNT       VALUE
ALABAMA 1.38%
------------------------------------------------------------------------------------
DCH Health Care Authority Facilities
  Revenue                                  5.00%   06/01/09   $250,000    $  271,015

ARIZONA 2.83%
------------------------------------------------------------------------------------
Arizona State Transportation Board,
  Series A                                 5.00%   07/01/09    300,000       335,565
Maricopa County, Arizona Unified School
  District, GO                             4.85%   07/01/11    200,000       221,826
                                                                          ----------
                                                                             557,391

ARKANSAS 2.13%
------------------------------------------------------------------------------------
Arkansas State Community Water System
  Public Water Authority Revenue           2.40%   10/01/05    200,000       200,396
Little Rock Arkansas Health Facilities
  Board Hospital Revenue                   6.80%   11/01/05    200,000       218,836
                                                                          ----------
                                                                             419,232

CALIFORNIA 8.67%
------------------------------------------------------------------------------------
Association of Bay Area Governments
  (ABAG) Finance Authority, Series C       4.00%   03/01/08    100,000       101,663
California State, GO                       6.40%   02/01/06    500,000       548,545
California State, Series G, GO             5.50%   06/01/11    170,000       188,856
Chino Basin Regional Financing Authority
  Revenue                                  7.00%   08/01/06    250,000       283,440
Modesto Irrigation District Financing
  Authority Revenue Domestic Water
  Project, Series C                        5.75%   09/01/15    200,000       218,382
Santa Clara County Financing Authority
  Revenue                                  4.00%   08/01/06    350,000       368,252
                                                                          ----------
                                                                           1,709,138

COLORADO 3.92%
------------------------------------------------------------------------------------
Adams & Arapahoe Counties Joint School
  District, Series C, GO                   5.75%   12/01/07    100,000       112,989
Colorado Springs Sales & Use Tax Revenue   5.00%   12/01/11    200,000       221,464
Platte River Power Authority Revenue,
  Series FF                                5.00%   06/01/07    400,000       437,068
                                                                          ----------
                                                                             771,521

CONNECTICUT 3.37%
------------------------------------------------------------------------------------
Bridgeport, Series A, GO                   6.00%   03/01/06    200,000       217,920
Connecticut State, Series C, GO            5.00%   12/15/08    400,000       447,092
                                                                          ----------
                                                                             665,012

See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND
------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2003
------------------------------------------------------------------------------------

                                          COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS                            RATE      DATE       AMOUNT       VALUE
DELAWARE 3.35%
------------------------------------------------------------------------------------
Delaware State, Series A, GO               4.25%   03/01/09   $400,000    $  432,932
Delaware Transportation Authority System
  Revenue                                  5.50%   07/01/08    200,000       226,242
                                                                          ----------
                                                                             659,174

DISTRICT OF COLUMBIA 0.86%
------------------------------------------------------------------------------------
District of Columbia, Unrefunded,
  Series B                                 5.50%   06/01/09    150,000       170,145

FLORIDA 4.67%
------------------------------------------------------------------------------------
Florida State Board of Education Capital
  Outlay, Series B, GO                     5.25%   06/01/11    175,000       194,199
Hillsborough County Industrial
  Development Authority Hospital Revenue   3.50%   10/01/09    205,000       200,404
Jacksonville Transportation Authority,
  GO                                       6.50%   07/01/07    280,000       321,306
JEA Electric System Revenue, Series 3B     4.00%   10/01/12    200,000       204,380
                                                                          ----------
                                                                             920,289

GEORGIA 5.48%
------------------------------------------------------------------------------------
Atlanta Development Authority Revenue,
  Series A                                 5.25%   07/01/12    375,000       407,977
Coweta County School District, GO          4.00%   08/01/06    175,000       184,669
Georgia Municipal Electric Authority
  Power Revenue, Series A                  5.30%   01/01/07    100,000       109,886
Marietta Georgia Development Authority
  Revenue                                  3.00%   09/15/08    375,000       376,976
                                                                          ----------
                                                                           1,079,508

ILLINOIS 1.21%
------------------------------------------------------------------------------------
Chicago Water Revenue (ZCB)                0.00%   11/01/08    275,000       238,120

INDIANA 1.29%
------------------------------------------------------------------------------------
Indianapolis, Indiana Local Public
  Improvement Bond Bank, Series D          6.60%   02/01/07    225,000       254,941

IOWA 1.09%
------------------------------------------------------------------------------------
Iowa Finance Authority Hospital Facility
  Revenue, Trinity Regional Hospital
  Project                                  5.15%   07/01/04    210,000       214,194

KENTUCKY 1.45%
------------------------------------------------------------------------------------
Kentucky Infrastructure Authority
  Revenue, Series K                        3.00%   08/01/05    280,000       284,956

LOUISIANA 1.13%
------------------------------------------------------------------------------------
Shreveport, Louisiana, Series A, GO        5.25%   05/01/10    200,000       223,070

See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND
------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2003
------------------------------------------------------------------------------------

                                          COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS                            RATE      DATE       AMOUNT       VALUE
MARYLAND 2.11%
------------------------------------------------------------------------------------
Baltimore County, GO Unlimited Tax         5.00%   06/01/05   $165,000    $  173,600
Maryland State Economic Development
  Corporation Student Housing Revenue,
  Frostburg State University Project       3.25%   10/01/04    240,000       241,615
                                                                          ----------
                                                                             415,215

MASSACHUSETTS 1.23%
------------------------------------------------------------------------------------
Massachusetts State Health & Educational
  Facilities Authority Revenue, Series D   5.00%   10/01/07    135,000       134,128
Massachusetts State, Series C, GO         4.625%   10/01/08    100,000       109,167
                                                                          ----------
                                                                             243,295

MICHIGAN 0.69%
------------------------------------------------------------------------------------
Detroit, Michigan Local Development
  Financial Authority, Series A            5.20%   05/01/10    130,000       136,590

MISSISSIPPI 3.06%
------------------------------------------------------------------------------------
Mississippi Development Bank Special
  Obligation                               3.25%   11/01/07    300,000       304,197
Mississippi Hospital Equipment &
  Facilities Authority Revenue             3.45%   04/01/07    300,000       299,352
                                                                          ----------
                                                                             603,549

NEVADA 2.65%
------------------------------------------------------------------------------------
Nevada State Municipal Bond Bank Project
  #51, Series A, GO                        5.10%   01/01/08    250,000       267,190
Washoe County Gas & Water Facilities,
  Revenue                                  6.30%   12/01/14    250,000       254,612
                                                                          ----------
                                                                             521,802

NEW JERSEY 3.13%
------------------------------------------------------------------------------------
Jersey City, GO                            6.00%   10/01/05    110,000       118,409
New Jersey State                          5.125%   05/01/10    250,000       282,355
Washington Township Board of Education,
  GO                                       5.10%   02/01/08    200,000       216,810
                                                                          ----------
                                                                             617,574

NEW MEXICO 0.61%
------------------------------------------------------------------------------------
New Mexico State Highway Commission
  Revenue                                  3.75%   06/15/06    115,000       120,671

NEW YORK 9.18%
------------------------------------------------------------------------------------
Hempstead Township, Series B, GO
  Unlimited Tax                           5.375%   11/15/10    120,000       134,030
New York City Transitional Financial
  Authority Revenue, Series A              5.25%   11/01/08    225,000       252,967


See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND
------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2003
------------------------------------------------------------------------------------
                                          COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS                            RATE      DATE       AMOUNT       VALUE
NEW YORK (CONT'D)
------------------------------------------------------------------------------------
New York, New York, Series B               5.25%   08/01/09   $200,000    $  221,262
New York, New York, Series C               3.50%   08/01/07    300,000       309,765
New York State, GO                         5.00%   03/01/08    250,000       276,060
New York State, Local Highway & Bridge,
  Series A                                5.375%   04/01/10    200,000       225,986
New York State, Medical Care Facilities
  Financial Agency Revenue, Series D       5.10%   02/15/06    250,000       270,345
Schenectady Metroplex Development
  Authority Revenue, Series A              5.00%   12/15/12    110,000       119,404
                                                                          ----------
                                                                           1,809,819

NORTH CAROLINA 0.99%
------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power
  Agency Revenue, Refunding, Series A      5.60%   01/01/10    175,000       194,142

OHIO 3.82%
------------------------------------------------------------------------------------
Dayton Ohio City School District,
  Series D                                 4.00%   12/01/09    500,000       536,875
Ohio State Higher Education, Series B,
  GO                                       4.25%   11/01/07    200,000       215,470
                                                                          ----------
                                                                             752,345

OREGON 1.81%
------------------------------------------------------------------------------------
Clackamas County Hospital Facilities
  Authority Revenue                        5.00%   05/01/07    200,000       215,428
Oregon State Department Transportation
  Highway                                  5.00%   11/15/09    125,000       140,610
                                                                          ----------
                                                                             356,038

PUERTO RICO 1.06%
------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway &
  Transportation Authority Revenue,
  Series F                                 5.00%   07/01/05    200,000       209,494

SOUTH CAROLINA 1.89%
------------------------------------------------------------------------------------
Horry County Hospitality Fee Special
  Obligation                               5.00%   04/01/10    200,000       221,976
South Carolina State Public Service
  Commission Authority Revenue, Series C   4.50%   01/01/04    150,000       150,000
                                                                          ----------
                                                                             371,976

TENNESSEE 1.58%
------------------------------------------------------------------------------------
Shelby County Tennessee Health
  Educational & Housing Facilities Board
  Revenue                                  5.15%   07/01/07    300,000       311,715


See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND
------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2003
------------------------------------------------------------------------------------

                                          COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS                            RATE      DATE       AMOUNT       VALUE
TEXAS 12.53%
------------------------------------------------------------------------------------
Arlington Refunded, Series A               5.00%   08/15/08   $200,000    $  222,672
Austin Utility System Revenue, Series A   5.375%   11/15/05    200,000       204,632
Bexar County Refunded, GO                  5.40%   06/15/12    200,000       215,230
Gulf Coast Industrial Development
  Authority Pollution Control Revenue      4.95%   07/01/07    385,000       424,840
Killeen, Texas Independent School
  District System, GO                      5.00%   02/15/09    400,000       439,124
San Antonio Water System Revenue           5.00%   05/15/13    100,000       109,188
Texas State Affordable Housing Corp.       4.00%   11/01/06    315,000       318,169
Texas State Water Development Board
  Revenue, Series A                       5.125%   07/15/09    290,000       313,922
Texas Turnpike Authority Revenue           5.00%   06/01/08    200,000       220,996
                                                                          ----------
                                                                           2,468,773

UTAH 1.11%
------------------------------------------------------------------------------------
Utah Transit Authority Sales Tax &
  Transportation Revenue                   4.90%   12/15/09    200,000       219,406

WASHINGTON 3.42%
------------------------------------------------------------------------------------
Clark County, Washington School
  District, GO Unlimited                  5.125%   12/01/11    100,000       113,145
Washington State, Series A, GO             5.25%   07/01/09    500,000       561,460
                                                                          ----------
                                                                             674,605

WISCONSIN 1.88%
------------------------------------------------------------------------------------
Milwaukee, Wisconsin, Series L, GO         4.60%   12/15/13    150,000       165,806
Wisconsin Health & Educational
  Facilities Authority Revenue             5.20%   06/01/05    200,000       204,308
                                                                          ----------
                                                                             370,114

------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                     18,834,829
------------------------------------------------------------------------------------
  (cost $18,332,172)

See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND
------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2003
------------------------------------------------------------------------------------
                                          COUPON   MATURITY   PRINCIPAL
REPURCHASE AGREEMENT 3.49%                 RATE      DATE       AMOUNT      VALUE
Joint Tri-Party Repurchase Agreement,
  Credit Suisse First Boston, 12/31/03,
  0.85%, due 01/02/04, repurchase price
  $687,524, collateralized by U.S.
  Treasury securities held in a joint
  tri-party repurchase
  account (cost $687,492)                  0.85%   01/02/04   $687,492   $   687,492

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.07%                                                  19,522,321
------------------------------------------------------------------------------------
  (cost $19,019,664)
Other assets and liabilities, net 0.93%                                      184,005
                                                                         -----------

NET ASSETS 100%                                                          $19,706,326
                                                                         -----------
                                                                         -----------

See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND

-------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2003
-------------------------------------------------------------------------------------
                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS 98.58%                    RATE      DATE        AMOUNT        VALUE
ALABAMA 5.91%
-------------------------------------------------------------------------------------
Alabama Public School & College
  Authority, Series B                     5.00%   12/01/20  $1,350,000    $ 1,415,516
Birmingham GO Unlimited, Series A         5.50%   04/01/13   1,000,000      1,152,930
                                                                          -----------
                                                                            2,568,446

ARIZONA 4.28%
-------------------------------------------------------------------------------------
Arizona State Transportation Board
  Highway Revenue, Series B               5.25%   07/01/21   1,415,000      1,523,601
Salt River Project Agricultural
  Improvement & Power District Electric
  System Revenue                          6.00%   01/01/07     300,000        335,079
                                                                          -----------
                                                                            1,858,680

ARKANSAS 1.40%
-------------------------------------------------------------------------------------
Arkansas State Community Water System
  Public Water Authority Revenue          2.40%   10/01/05     300,000        300,594
Gravette Arkansas School District, GO
  Unlimited, Series B                     4.00%   06/01/09     290,000        306,153
                                                                          -----------
                                                                              606,747

CALIFORNIA 5.72%
-------------------------------------------------------------------------------------
California State, GO Unlimited            5.00%   12/01/06     690,000        740,598
California State, GO Unlimited           5.125%   06/01/23     300,000        300,618
San Jose, California Library Parks &
  Public Safety Projects                  5.00%   09/01/28     400,000        410,504
University of California Revenue,
  Series K                                5.00%   09/01/21   1,000,000      1,035,700
                                                                          -----------
                                                                            2,487,420

COLORADO 3.74%
-------------------------------------------------------------------------------------
Denver, Colorado City & County School
  District #1, GO Unlimited               5.00%   12/01/23     410,000        423,530
Platte River Power Authority Revenue,
  Series FF                               5.00%   06/01/07   1,100,000      1,201,937
                                                                          -----------
                                                                            1,625,467

CONNECTICUT 0.51%
-------------------------------------------------------------------------------------
Hartford County Metropolitan District     8.25%   05/01/04     215,000        219,861

FLORIDA 5.09%
-------------------------------------------------------------------------------------
Florida Board of Education Capital
  Outlay, GO Unlimited Tax, Refunding,
  Series A                               6.625%   06/01/07     505,000        527,331
Florida State Board of Education,
  Series A                                5.00%   06/01/18   1,000,000      1,070,770

See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND

-------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2003
-------------------------------------------------------------------------------------
                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE        AMOUNT        VALUE

FLORIDA (CONT'D)
-------------------------------------------------------------------------------------
North Broward, Florida Hospital
  District Revenue                        4.70%   01/15/06   $ 595,000    $   614,248
                                                                          -----------
                                                                            2,212,349

GEORGIA 4.02%
-------------------------------------------------------------------------------------
Atlanta Development Authority Revenue     5.25%   07/01/22     500,000        521,635
Atlanta Development Authority Revenue,
  Series A                                5.25%   07/01/12     550,000        598,367
Georgia Municipal Electric Authority
  Power Revenue, Series A                 5.30%   01/01/07     200,000        219,772
Marietta Georgia Development Authority
  Revenue                                 3.35%   09/15/10     410,000        408,987
                                                                          -----------
                                                                            1,748,761

ILLINOIS 6.34%
-------------------------------------------------------------------------------------
Chicago, Illinois Motor Fuel Tax
  Revenue                                5.375%   01/01/14   1,000,000      1,146,530
Du Page County, Refunding                 5.60%   01/01/21     490,000        563,039
Illinois Development Financing
  Authority Hospital Revenue, Adventist
  Health Systems                          5.65%   11/15/24     435,000        442,164
Illinois Development Financing
  Authority Revenue Presbyterian Home
  Lake Project, Series B                  6.25%   09/01/17     250,000        276,810
Illinois Regional Transportation
  Authority Revenue, Series A             7.20%   11/01/20     250,000        326,085
                                                                          -----------
                                                                            2,754,628

IOWA 1.22%
-------------------------------------------------------------------------------------
Polk County Revenue Catholic Health
  Initiatives, Series A                  5.125%   12/01/11     500,000        532,430

KANSAS 2.61%
-------------------------------------------------------------------------------------
Kansas State Development Finance
  Authority Hospital Revenue, Series Z    5.00%   12/15/12     500,000        547,705
University of Kansas Hospital Authority
  Health Facilities Revenue              5.625%   09/01/27     570,000        587,647
                                                                          -----------
                                                                            1,135,352

KENTUCKY 1.81%
-------------------------------------------------------------------------------------
Kentucky Infrastructure Authority
  Revenue, Series K                       3.00%   08/01/05     350,000        356,195
Louisville & Jefferson County Regional
  Airport Authority, Series B             5.00%   07/01/14     400,000        431,364
                                                                          -----------
                                                                              787,559

See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND

-------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2003
-------------------------------------------------------------------------------------
                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE        AMOUNT        VALUE
LOUISIANA 0.87%
-------------------------------------------------------------------------------------
Opelousas Louisiana General Hospital
  Authority Revenue                       4.60%   10/01/11   $ 375,000    $   375,979

MARYLAND 1.52%
-------------------------------------------------------------------------------------
Maryland State Economic Development
  Corporation Student Housing Revenue,
  Salisbury University Project            4.00%   06/01/12     360,000        345,377
Maryland State Health & Higher
  Educational Facilities Authority
  Revenue                                 5.75%   07/01/21     300,000        316,413
                                                                          -----------
                                                                              661,790

MASSACHUSETTS 1.17%
-------------------------------------------------------------------------------------
Massachusetts State Authority Revenue,
  Series A                                5.00%   07/01/27     500,000        507,760

MICHIGAN 5.58%
-------------------------------------------------------------------------------------
Belding Area Schools, Refunding           5.00%   05/01/18     390,000        409,403
Detroit, Michigan Local Development
  Financing Authority, Refunding,
  Series A                               5.375%   05/01/18     300,000        304,845
Michigan State Hospital Finance
  Authority Revenue                       4.90%   05/15/13     500,000        532,555
St. Clair County, GO                      4.50%   04/01/15   1,115,000      1,179,213
                                                                          -----------
                                                                            2,426,016

MISSISSIPPI 3.68%
-------------------------------------------------------------------------------------
Mississippi Development Bank, GO
  Unlimited                               6.00%   12/01/08     400,000        452,068
Mississippi State, GO Unlimited,
  Series A                               5.375%   12/01/11   1,000,000      1,147,270
                                                                          -----------
                                                                            1,599,338

MISSOURI 1.03%
-------------------------------------------------------------------------------------
St. Louis Airport Development Program,
  Series A                                5.00%   07/01/11     400,000        445,684

NEW JERSEY 4.32%
-------------------------------------------------------------------------------------
New Jersey Health Care Facilities
  Financing Authority Revenue            4.375%   07/01/10     460,000        490,300
New Jersey State Transportation
  Authority, Series A                     5.00%   06/15/13     315,000        338,798
Somerset Hills School District, GO
  Unlimited                               4.00%   03/15/14   1,015,000      1,048,434
                                                                          -----------
                                                                            1,877,532

NEW MEXICO 0.48%
-------------------------------------------------------------------------------------
New Mexico State Highway Commission
  Revenue                                 3.75%   06/15/06     200,000        209,862

See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND

-------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2003
-------------------------------------------------------------------------------------
                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE        AMOUNT        VALUE

NEW YORK 6.37%
-------------------------------------------------------------------------------------
Albany Parking Authority Revenue          5.00%   07/15/09  $  400,000    $   430,444
New York, GO Unlimited, Series G          5.00%   08/01/05   1,000,000      1,051,360
New York, GO Unlimited, Series H          5.25%   03/15/14     450,000        479,646
New York, GO Unlimited, Series J          5.00%   05/15/12     250,000        266,265
Tobacco Settlement Financing Corp.,
  Series B                                5.00%   06/01/08     500,000        542,685
                                                                          -----------
                                                                            2,770,400

NORTH CAROLINA 1.28%
-------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power
  Agency Revenue, Refunding, Series A     5.60%   01/01/10     500,000        554,690

OHIO 4.59%
-------------------------------------------------------------------------------------
Cleveland, Ohio, GO                       5.50%   12/01/13   1,000,000      1,160,530
Ohio State Mental Health Facilities
  Revenue                                 5.50%   06/01/15     300,000        335,538
Olentangy Local School District, GO
  Limited Tax, Series A                   6.25%   12/01/15     240,000        255,936
South Euclid Special Assessment, GO
  Limited Tax                             6.70%   12/01/14     200,000        243,746
                                                                          -----------
                                                                            1,995,750

PENNSYLVANIA 3.87%
-------------------------------------------------------------------------------------
Chester County Health & Educational
  Facilities Authority Revenue            5.00%   05/15/08     250,000        276,318
Delaware Valley, Pennsylvania Regional
  Financing Authority Local Government
  Revenue, Series A                       5.50%   08/01/28   1,000,000      1,133,560
Philadelphia Hospital & Higher
  Educational Facilities Authority
  Revenue                                 4.95%   06/15/06     265,000        272,160
                                                                          -----------
                                                                            1,682,038

PUERTO RICO 2.37%
-------------------------------------------------------------------------------------
Puerto Rico Commonwealth Public
  Improvement, GO Unlimited               5.50%   07/01/17     610,000        713,645
Puerto Rico Electric Power Authority
  Revenue, Series II                     5.125%   07/01/26     300,000        316,344
                                                                          -----------
                                                                            1,029,989

RHODE ISLAND 2.51%
-------------------------------------------------------------------------------------
North Providence, GO Unlimited Tax,
  Series A                                6.05%   07/01/13     500,000        579,405
Rhode Island State Health & Educational
  Building Corporation Revenue            6.50%   08/15/32     500,000        511,275
                                                                          -----------
                                                                            1,090,680


See notes to portfolios of investments and notes to financial statements.


TAX FREE FUND
-------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2003
-------------------------------------------------------------------------------------
                                         COUPON   MATURITY     PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE        AMOUNT        VALUE

SOUTH CAROLINA 0.59%
-------------------------------------------------------------------------------------
South Carolina Jobs Economic
  Development Authority Revenue           5.00%   11/01/23  $  250,000    $   256,990

TEXAS 8.51%
-------------------------------------------------------------------------------------
Austin Utility System Revenue, Series A  5.375%   11/15/05     300,000        306,948
Austin, Texas, GO                         5.00%   09/01/16     565,000        597,431
Bexar County, GO Limited Tax              5.00%   06/15/18     500,000        526,850
Clear Lake City Water Authority, GO
  Unlimited                               5.00%   03/01/18     500,000        522,985
San Antonio Water Revenue System          5.00%   05/15/25     300,000        306,810
Texas Turnpike Authority Revenue          5.00%   06/01/08   1,300,000      1,436,474
                                                                          -----------
                                                                            3,697,498

UTAH 0.76%
-------------------------------------------------------------------------------------
Weber County School District, Series A    5.15%   06/15/08     300,000        328,341

VERMONT 0.67%
-------------------------------------------------------------------------------------
Vermont Educational & Health Buildings
  Financing Agency Revenue, Vermont Law
  School Project, Series A               5.375%   01/01/23     300,000        290,091

VIRGINIA 2.53%
-------------------------------------------------------------------------------------
Fairfax County, Virginia, GO Unlimited,
  Series A                                5.00%   06/01/07   1,000,000      1,100,970

WASHINGTON 3.23%
-------------------------------------------------------------------------------------
King & Snohomish Counties' School
  District, Series C                      5.00%   06/15/10     250,000        278,568
Washington State, GO Unlimited,
  Series A                               5.625%   07/01/17   1,000,000      1,125,420
                                                                          -----------
                                                                            1,403,988

-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                      42,843,086
-------------------------------------------------------------------------------------
  (cost $41,376,570)

See notes to portfolios of investments and notes to financial statements.


TAX FREE FUND
-------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2003
-------------------------------------------------------------------------------------
                                         COUPON   MATURITY   PRINCIPAL
REPURCHASE AGREEMENT 0.61%                RATE      DATE       AMOUNT        VALUE

Joint Tri-Party Repurchase Agreement,
  Credit Suisse First Boston, 12/31/03,
  0.85%, due 01/02/04, repurchase price
  $266,136, collateralized by U.S.
  Treasury securities held in a
  joint tri-party repurchase
  account (cost $266,123)                 0.85%   01/02/04   $ 266,123    $   266,123

-------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.19%                                                   43,109,209
-------------------------------------------------------------------------------------
  (cost $41,642,693)
Other assets and liabilities, net 0.81%                                       352,364
                                                                          -----------

NET ASSETS 100%                                                           $43,461,573
                                                                          -----------
                                                                          -----------

See notes to portfolios of investments and notes to financial statements.


ALL AMERICAN EQUITY FUND
-------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2003
-------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS 93.57%                            SHARES          VALUE

ADVERTISING 1.00%
-------------------------------------------------------------------------------------
Harris Interactive, Inc.                                      6,000       $    49,800*
Omnicom Group, Inc.                                           1,800           157,194
                                                                          -----------
                                                                              206,994

AGRICULTURE PRODUCTS 0.47%
-------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                    6,400            97,408*

BANKS 6.84%
-------------------------------------------------------------------------------------
Bank of America Corp.                                         2,800           225,204
Commerce Bancorp, Inc.                                        3,600           189,648*
National Commerce Financial Corp.                             3,600            98,208
New York Community Bancorp, Inc.                              6,133           233,361
SouthTrust Corp.                                              3,000            98,190
UCBH Holdings, Inc.                                          10,000           389,700
Wells Fargo & Co.                                             3,000           176,670
                                                                          -----------
                                                                            1,410,981

BEVERAGES 1.19%
-------------------------------------------------------------------------------------
Anheuser-Busch Companies, Inc.                                2,000           105,360
PepsiCo, Inc.                                                 3,000           139,860
                                                                          -----------
                                                                              245,220

BIOTECHNOLOGY 1.32%
-------------------------------------------------------------------------------------
Amgen, Inc.                                                   4,400           271,920*

CHEMICALS & ALLIED PRODUCTS 1.78%
-------------------------------------------------------------------------------------
Dow Chemical Co.                                              2,800           116,396
E.I. du Pont de Nemours and Co.                               2,300           105,547
Millennium Chemicals, Inc.                                   11,500           145,820
                                                                          -----------
                                                                              367,763

COMPUTER & OFFICE EQUIPMENT 3.42%
-------------------------------------------------------------------------------------
Cisco Systems, Inc.                                          20,700           502,803*
Dell Inc.                                                     2,240            76,070
Sun Microsystems, Inc.                                       28,000           125,720
                                                                          -----------
                                                                              704,593
COMPUTER SERVICES 1.65%
-------------------------------------------------------------------------------------
Affiliated Computer Services, Inc.                            4,400           239,624*
EarthLink, Inc.                                              10,000           100,000*
                                                                          -----------
                                                                              339,624


See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND

-------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2003
-------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                   SHARES          VALUE

CONSTRUCTION 2.01%
-------------------------------------------------------------------------------------
Chicago Bridge & Iron Company N.V., ADR                       7,000       $   202,300
Dycom Industries, Inc.                                        6,000           160,920*
M.D.C. Holdings, Inc.                                           800            51,600
                                                                          -----------
                                                                              414,820

CONSULTING 1.40%
-------------------------------------------------------------------------------------
Accenture Ltd., Class A                                       4,200           110,544*
Tetra Tech, Inc.                                              7,200           178,992*
                                                                          -----------
                                                                              289,536

COSMETICS 0.98%
-------------------------------------------------------------------------------------
Avon Products, Inc.                                           2,000           134,980
The Estee Lauder Companies, Inc., Class A                     1,700            66,742
                                                                          -----------
                                                                              201,722

DATA PROCESSING & SOFTWARE 5.15%
-------------------------------------------------------------------------------------
eFunds Corp.                                                  9,000           156,150*
First Data Corp.                                              6,000           246,540
Microsoft Corp.                                              13,300           366,282
NetScreen Technologies, Inc.                                 10,100           249,975*
Stockgroup Information Systems, Inc.                        150,000            44,250*
                                                                          -----------
                                                                            1,063,197

E-COMMERCE/SERVICES 0.59%
-------------------------------------------------------------------------------------
InterActiveCorp.                                              3,600           122,148*

EDUCATION 0.85%
-------------------------------------------------------------------------------------
Apollo Group, Inc., Class A                                   1,800           122,400*
Leapfrog Enterprises, Inc.                                    2,000            53,060*
                                                                          -----------
                                                                              175,460

ELECTRONICS & COMPONENTS 6.27%
-------------------------------------------------------------------------------------
Analog Devices, Inc.                                          2,500           114,125*
Comtech Telecommunications Corp.                              3,400            98,158*
Intel Corp.                                                   8,560           275,632
Jabil Circuit, Inc.                                           3,400            96,220*
Novellus Systems, Inc.                                        4,400           185,020*
Silicon Laboratories, Inc.                                    1,000            43,220*
STMicroelectronics N.V.                                       4,000           108,040*
Texas Instruments, Inc.                                      10,900           320,242
TiVo, Inc.                                                    7,000            51,800*
                                                                          -----------
                                                                            1,292,457

See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND

-------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2003
-------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                   SHARES          VALUE

FINANCIAL SERVICES 9.53%
-------------------------------------------------------------------------------------
American Express Co.                                          4,600       $   221,858
Capital One Financial Corp.                                   1,900           116,451
Citigroup, Inc.                                               8,500           412,590
Countrywide Financial Corp.                                   2,000           151,700
Digital Insight Corp.                                         5,500           136,950*
J.P. Morgan Chase & Co.                                       4,700           172,631
Legg Mason, Inc.                                              4,200           324,156
Lehman Brothers Holdings, Inc.                                2,000           154,440
Morgan Stanley Dean Witter & Co.                              3,200           185,184
The Charles Schwab Corp.                                      7,600            89,984
                                                                          -----------
                                                                            1,965,944

FORESTRY 0.43%
-------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                       5,000            89,400*

GAMING 0.66%
-------------------------------------------------------------------------------------
Scientific Games Corp., Class A                               8,000           136,080*

HEALTHCARE DISTRIBUTORS 2.53%
-------------------------------------------------------------------------------------
AmerisourceBergen Corp., Class A                              4,000           224,600
Cardinal Health, Inc.                                         3,000           183,480
Express Scripts, Inc.                                         1,700           112,931*
                                                                          -----------
                                                                              521,011

HEALTHCARE EQUIPMENT & FACILITIES 1.71%
-------------------------------------------------------------------------------------
Medtronic, Inc.                                               2,800           136,108
VCA Antech, Inc.                                              7,000           216,860*
                                                                          -----------
                                                                              352,968

HOUSEHOLD APPLIANCES 1.95%
-------------------------------------------------------------------------------------
General Electric Co.                                         13,000           402,740

HUMAN RESOURCES 0.53%
-------------------------------------------------------------------------------------
Labor Ready, Inc.                                             8,400           110,040*
INSURANCE 2.97%
-------------------------------------------------------------------------------------
ACE Ltd.                                                      4,000           165,680
American International Group, Inc.                            2,200           145,816
ProAssurance Corp.                                            3,000            96,450*
The Chubb Corp.                                               3,000           204,300
                                                                          -----------
                                                                              612,246

See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND

-------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2003
-------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                   SHARES          VALUE

INVESTMENT TRUSTS 1.82%
-------------------------------------------------------------------------------------
KCP Income Fund                                              10,000       $    94,380
Technology Select Sector SPDR Fund                           13,800           281,244
                                                                          -----------
                                                                              375,624

MANAGED HEALTH CARE 1.08%
-------------------------------------------------------------------------------------
Pacificare Health Systems, Inc.                               1,000            67,600
UnitedHealth Group, Inc.                                      1,400            81,452
WellPoint Health Networks, Inc.                                 750            72,743*
                                                                          -----------
                                                                              221,795

MANUFACTURING 2.88%
-------------------------------------------------------------------------------------
3M Co.                                                        1,400           119,042*
Caterpillar, Inc.                                             1,200            99,624
Illinois Tool Works, Inc.                                     1,400           117,474
Ingersoll-Rand Co., Class A                                   2,200           149,336
Joy Global, Inc.                                              2,200            57,530
Oshkosh Truck Corp.                                           1,000            51,030*
                                                                          -----------
                                                                              594,036

METAL & MINERAL MINING 8.46%
-------------------------------------------------------------------------------------
Aber Diamond Corp.                                            2,000            72,734*
Alcoa, Inc.                                                   3,400           129,200
Apollo Gold Corp., Warrants (March 2004)                     78,125            53,906*
Bema Gold Corp., Warrants (October 2007)                     50,000           126,484*
Freeport-McMoRan Copper & Gold, Inc., Class B                 8,350           351,786
Inco Ltd.                                                     3,000           119,460*
Kinross Gold Corp., Warrants (December 2007)                100,000            91,285*
Phelps Dodge Corp.                                            1,300            98,917*
United States Steel Corp.                                     3,500           122,570
Wheaton River Minerals Ltd., Warrants (May 2007)            325,000           579,430*
                                                                          -----------
                                                                            1,745,772

OIL & GAS DRILLING 2.03%
-------------------------------------------------------------------------------------
Nabors Industries, Inc.                                       4,000           166,000*
Patterson-UTI Energy, Inc.                                    5,000           164,600*
Precision Drilling Corp.                                      2,000            87,360*
                                                                          -----------
                                                                              417,960

OIL & GAS EXPLORATION & PRODUCTION 2.55%
-------------------------------------------------------------------------------------
Burlington Resources, Inc.                                    1,000            55,380*
Chesapeake Energy Corp.                                       8,000           108,640
Devon Energy Corp.                                            1,000            57,260*

See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND

-------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2003
-------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                   SHARES          VALUE

OIL & GAS EXPLORATION & PRODUCTION (CONT'D)
-------------------------------------------------------------------------------------
EOG Resources, Inc.                                           2,300       $   106,191*
Galaxy Energy Corp.                                          39,500           103,095*
Pioneer Natural Resources Co.                                 3,000            95,790*
                                                                          -----------
                                                                              526,356

OIL & GAS FIELD SERVICES 0.70%
-------------------------------------------------------------------------------------
Key Energy Services, Inc.                                    14,000           144,340*

OIL & GAS ROYALTY TRUSTS 2.44%
-------------------------------------------------------------------------------------
Enerplus Resources Fund                                      13,000           395,720
San Juan Basin Royalty Trust                                  5,000           108,450
                                                                          -----------
                                                                              504,170

PAPER PRODUCTS 1.21%
-------------------------------------------------------------------------------------
Georgia-Pacific Corp.                                         5,000           153,350
Sappi Ltd., Sponsored ADR                                     7,000            95,690*
                                                                          -----------
                                                                              249,040

PHARMACEUTICALS 4.17%
-------------------------------------------------------------------------------------
Eli Lilly & Co.                                               3,100           218,023
Johnson & Johnson                                             3,700           191,142
Pfizer, Inc.                                                  8,675           306,488
Wyeth                                                         3,400           144,330
                                                                          -----------
                                                                              859,983

RESTAURANTS 0.95%
-------------------------------------------------------------------------------------
Applebee's International, Inc.                                4,000           157,080
Starbucks Corp.                                               1,200            39,672*
                                                                          -----------
                                                                              196,752

RETAIL 4.53%
-------------------------------------------------------------------------------------
Best Buy Co., Inc.                                            1,300            67,912
Claire's Stores, Inc.                                         8,400           158,256
Pacific Sunwear of California, Inc.                           2,500            52,800*
The Finish Line, Inc., Class A                                5,900           176,823*
Tractor Supply Co.                                            3,100           120,559*
Urban Outfitters, Inc.                                        2,800           103,740*
Wal-Mart Stores, Inc.                                         4,780           253,579
                                                                          -----------
                                                                              933,669

See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND

-------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2003
-------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                   SHARES          VALUE

SHIPPING 0.67%
-------------------------------------------------------------------------------------
Union Pacific Corp.                                           2,000       $   138,960

SHOES 0.37%
-------------------------------------------------------------------------------------
K-Swiss, Inc., Class A                                        3,200            76,992

TELECOMMUNICATIONS 1.08%
-------------------------------------------------------------------------------------
Stream Communications Network, Inc.                         190,000           222,300*

TOYS 0.39%
-------------------------------------------------------------------------------------
Hasbro, Inc.                                                  3,800            80,864*

UTILITIES 1.39%
-------------------------------------------------------------------------------------
El Paso Corp.                                                 7,000            57,330
Kinder Morgan Energy Partners, L.P.                           2,500           123,175
Sempra Energy                                                 3,500           105,210
                                                                          -----------
                                                                              285,715

WHOLESALE & DISTRIBUTION 1.62%
-------------------------------------------------------------------------------------
Costco Wholesale Corp.                                        3,000           111,540*
SYSCO Corp.                                                   6,000           223,380
                                                                          -----------
                                                                              334,920

-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                           19,303,520
-------------------------------------------------------------------------------------
  (cost $15,778,121)

PREFERRED STOCK 1.05%

METAL & MINERAL MINING 1.05%
-------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Depositary
  Shares representing 0.05 shares of Gold-Denominated
  Preferred Stock (cost $179,850)                             5,000           216,500

-------------------------------------------------------------------------------------
TOTAL SECURITIES                                                           19,520,020
-------------------------------------------------------------------------------------

See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND

-------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2003
-------------------------------------------------------------------------------------
                                                           PRINCIPAL
REPURCHASE AGREEMENT 3.31%                                   AMOUNT          VALUE

Joint Tri-Party Repurchase Agreement, Credit Suisse
  First Boston, 12/31/03, 0.85%, due 01/02/04,
  repurchase price $682,566, collateralized by U.S.
  Treasury securities held in a joint tri-party
  repurchase account (cost $682,534)                       $682,534       $   682,534

-------------------------------------------------------------------------------------
TOTAL INVESTMENTS 97.93%                                                   20,202,554
-------------------------------------------------------------------------------------
  (cost $16,640,505)
Other assets and liabilities, net 2.07%                                       427,119
                                                                          -----------

NET ASSETS 100%                                                           $20,629,673
                                                                          -----------
                                                                          -----------

See notes to portfolios of investments and notes to financial statements.


CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                              December 31, 2003
--------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS 87.33%                           SHARES             VALUE

AIRLINES 0.85%
--------------------------------------------------------------------------------------
Cathay Pacific Airways Ltd.                                  240,000       $   455,965

APPAREL 2.18%
--------------------------------------------------------------------------------------
Kingmaker Footwear Holdings Ltd.                             192,000            85,938*
Li & Fung Ltd.                                               630,000         1,079,247
                                                                           -----------
                                                                             1,165,185

AUTOMOBILE 1.68%
--------------------------------------------------------------------------------------
Brilliance China Automotive Holdings Ltd., ADR                 4,400           249,480*
Denway Motors Ltd.                                           616,000           650,613
                                                                           -----------
                                                                               900,093

BANKING & FINANCIAL SERVICES 11.24%
--------------------------------------------------------------------------------------
CITIC International Financial Holdings Ltd.                2,000,000         1,088,392
Endeavour Mining Capital Corp.                                25,000            78,908*
Hong Kong Exchanges & Clearing Ltd.                          290,000           627,532
HSBC Holdings plc                                            153,700         2,425,149
SE Global Equities Corp.                                     367,500           150,675*
Standard Chartered plc                                        14,000           227,210
The Bank of East Asia Ltd.                                   250,000           766,382*
Wing Hang Bank Ltd.                                          110,000           654,581
                                                                           -----------
                                                                             6,018,829

BEVERAGES 0.98%
--------------------------------------------------------------------------------------
Tsingtao Brewery Company Ltd., H shares                      450,000           527,451*

BUILDING MATERIALS 1.93%
--------------------------------------------------------------------------------------
Anhui Conch Cement Company Ltd., H shares                    800,000         1,035,582*

CHEMICALS & ALLIED PRODUCTS 5.25%
--------------------------------------------------------------------------------------
Sinopec Beijing Yanhua Petrochemical Co., Ltd.,
  H shares                                                 2,200,000           850,105*
Sinopec Shanghai Petrochemical Co., Ltd., H shares         1,500,000           666,559
Sinopec Yizheng Chemical Fibre Co., Ltd., H shares         1,004,000           253,465
Sinopec Zhenhai Refining and Chemical Co., Ltd.,
  H shares                                                 1,200,000         1,043,310
                                                                           -----------
                                                                             2,813,439

COMMERCIAL SERVICES 0.10%
--------------------------------------------------------------------------------------
China Fire Safety Enterprise Group Holdings Ltd.             800,000            54,613*

See notes to portfolios of investments and notes to financial statements.


CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                              December 31, 2003
--------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                  SHARES             VALUE
COMPUTER & OFFICE EQUIPMENT 0.80%
--------------------------------------------------------------------------------------
Acer, Inc., GDR, 144A                                         12,621       $    94,026
Hon Hai Precision Industry Co., Ltd., Sponsored GDR           42,000           333,900*
                                                                           -----------
                                                                               427,926

CONGLOMERATES 3.22%
--------------------------------------------------------------------------------------
China Merchants Holdings International Company, Ltd.         699,000           918,345
First Pacific Co., Ltd.                                      500,000           109,483*
Hutchison Whampoa Ltd.                                        28,000           205,571
Shanghai Industrial Holdings Ltd.                            215,005           488,789
                                                                           -----------
                                                                             1,722,188

EDUCATION 2.13%
--------------------------------------------------------------------------------------
Capital Alliance Group, Inc.                               1,673,332         1,139,158*+

ELECTRONIC EQUIPMENT 8.02%
--------------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                  191,000           833,991
AU Optronics Corp., Sponsored ADR                             15,000           178,800*
Nam Tai Electronics, Inc.                                      8,000           224,640
Samsung Electronics, GDR Non-Voting Shares, 144A               3,380           339,690
Samsung Electronics, GDR Voting Shares, 144A                   1,800           338,400*
Skyworth Digital Holdings Ltd.                             1,300,000           324,843*
ST Assembly Test Service Ltd.                                250,000           312,077*
Taiwan Semiconductor Manufacturing Co., Ltd.,
  Sponsored ADR                                               63,380           649,011*
Techtronic Industries Company, Ltd.                          198,000           548,318
United Microelectronics Corporation, Sponsored ADR           110,000           544,500*
Yageo Corp.                                                        1                 2*
                                                                           -----------
                                                                             4,294,272

FOOD 1.19%
--------------------------------------------------------------------------------------
COFCO International Ltd.                                     994,000           640,155

HOTELS 0.48%
--------------------------------------------------------------------------------------
The Hong Kong & Shanghai Hotels Ltd.                         440,000           255,031*

INTERNET 0.35%
--------------------------------------------------------------------------------------
Asia Broadband, Inc.                                       1,500,000           186,000*+

INVESTMENT TRUSTS 4.53%
--------------------------------------------------------------------------------------
iShares MSCI Australia Index Fund                              5,600            74,816
iShares MSCI Hong Kong Index Fund                             55,000           550,000
iShares MSCI Japan Index Fund                                 33,000           318,120
iShares MSCI Malaysia Index Fund                              49,000           316,050*


See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND

--------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                              December 31, 2003
--------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                  SHARES             VALUE
INVESTMENT TRUSTS (CONT'D)
--------------------------------------------------------------------------------------
iShares MSCI Singapore (Free) Index Fund                      64,000       $   384,000*
iShares MSCI South Korea Index Fund                           15,000           375,600*
iShares MSCI Taiwan Index Fund                                36,000           404,640*
                                                                           -----------
                                                                             2,423,226

MACHINERY 1.23%
--------------------------------------------------------------------------------------
Chen Hsong Holdings Ltd.                                     352,000           276,567
China Yuchai International Ltd.                                8,400           257,040*
Ocean Grand Holdings Ltd.                                    340,000           123,716*
                                                                           -----------
                                                                               657,323

NATURAL RESOURCES 13.93%
--------------------------------------------------------------------------------------
Aluminum Corporation of China Ltd., H shares               1,650,000         1,253,904*
Apac Minerals, Inc.                                          250,000           133,447*
Apac Minerals, Inc. (RS)                                      57,500            29,158*
Apac Minerals, Inc., Warrants (March 2004)                   100,000             9,283*
Apac Minerals, Inc., Warrants (March 2004) (RS)               28,750                 0*
Bema Gold Corp.                                              100,000           372,877*
Caledon Resources Corp. plc                                  900,000           224,677*
China Broadband Corp.                                      1,117,600           894,080*
China NetTV Holdings, Inc.                                   350,000           161,000*
China NetTV Holdings, Inc. (RS)                              500,000           207,000*
China NetTV Holdings, Inc., Warrants (September 2006)
  (RS)                                                       500,000           171,000*
Entree Gold, Inc., Units (RS)                                200,000           275,558*
Freeport-McMoRan Copper & Gold, Inc., Class B                  4,000           168,520
High River Gold Mines Ltd.                                   100,000           150,853*
Ivanhoe Energy, Inc.                                          10,000            37,520*
Jiangxi Copper Co., Ltd.                                   1,150,000           629,528
Olympus Pacific Minerals, Inc. (RS)                          500,000           180,057*
Olympus Pacific Minerals, Inc., Warrants (March 2004)
  (RS)                                                       250,000            16,633*
Oriel Resources plc (RS)                                     167,000            44,668*
Silk Road Resources Ltd., Special Warrants (RS)              260,000           385,982*
Sino Gold Ltd.                                                70,000           152,818*
SKN Resources Ltd.                                             5,000            18,760*
Spur Ventures, Inc.                                          537,950           686,665*
TVI Pacific, Inc.                                            500,000            83,163*
TVI Pacific, Inc., Units (RS)                              1,185,714           305,452*
Yanzhou Coal Mining Co., Ltd., H shares                      860,000           869,554*
                                                                           -----------
                                                                             7,462,157

OFFICE SUPPLIES 0.00%
--------------------------------------------------------------------------------------
China First Pencil Co., Ltd., B shares                             1                 0*
Daying Modern Agricultural Co.                                     1                 0*
                                                                           -----------
                                                                                     0

See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND

--------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                              December 31, 2003
--------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                  SHARES             VALUE

OIL & GAS EXTRACTION 6.64%
--------------------------------------------------------------------------------------
China Oilfield Services Ltd., H shares                     1,200,000       $   425,052*
China Petroleum & Chemical Corporation, H shares           2,500,000         1,118,982*
CNOOC Ltd., ADR                                               22,500           898,200
PetroChina Co., Ltd., ADR                                     19,500         1,112,475
                                                                           -----------
                                                                             3,554,709

PHARMACEUTICALS 0.21%
--------------------------------------------------------------------------------------
Dragon Pharmaceuticals, Inc.                                 120,000           111,600*

PUBLISHING 0.38%
--------------------------------------------------------------------------------------
Lingo Media, Inc.                                          1,056,800           201,116*+

REAL ESTATE DEVELOPERS 3.79%
--------------------------------------------------------------------------------------
Cheung Kong Holdings Ltd.                                     22,886           181,290
China Overseas Land & Investment Ltd.                      3,500,000           640,155
Hang Lung Group Ltd.                                         300,000           374,819
Henderson Land Development Co., Ltd.                          96,000           424,125
Sun Hung Kai Properties Ltd.                                  49,852           410,952
                                                                           -----------
                                                                             2,031,341

RETAIL 1.58%
--------------------------------------------------------------------------------------
Digital China Holdings Ltd.                                  810,000           271,261*
Esprit Holdings Ltd.                                         140,000           465,239
Sa Sa International Holdings Ltd.                            400,000           110,771
Shanghai Friendship Group, Inc., Co., B shares                     1                 1
                                                                           -----------
                                                                               847,272

SHIPPING & CONTAINERS 3.52%
--------------------------------------------------------------------------------------
China International Marine Containers (Group) Co.,
  Ltd., B shares                                             365,088           698,787*
China Shipping Development Co., Ltd., H shares             1,140,000           836,967*
Cosco Pacific Ltd.                                           265,000           348,157
                                                                           -----------
                                                                             1,883,911

SOFTWARE 1.05%
--------------------------------------------------------------------------------------
Travelsky Technology Ltd., H shares                          525,000           561,262

STEEL MANUFACTURING 3.69%
--------------------------------------------------------------------------------------
Angang New Steel Company Ltd., H shares                    1,400,000           757,366*
Maanshan Iron & Steel Company Ltd., H shares               1,900,000           630,172*
POSCO, ADR                                                    17,400           591,078
                                                                           -----------
                                                                             1,978,616

See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND

--------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                              December 31, 2003
--------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                  SHARES             VALUE

TELECOMMUNICATIONS 3.46%
--------------------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd., ADR                            30,000       $   465,900
China Telecom Corp., Ltd.                                  1,200,000           490,742
China Unicom Ltd.                                            118,000           110,192
Philippine Long Distance Telephone Co., ADR                   45,000           783,900*
                                                                           -----------
                                                                             1,850,734

THERAPEUTICS 0.13%
--------------------------------------------------------------------------------------
Tong Ren Tang Technologies Company Ltd., H shares             40,000            70,327*

TRANSPORTATION 1.43%
--------------------------------------------------------------------------------------
Zhejiang Expressway Co., Ltd., H shares                    1,088,000           763,755

UTILITIES 1.36%
--------------------------------------------------------------------------------------
Hong Kong & China Gas Co., Ltd.                              221,693           338,375
Huaneng Power International, Inc., ADR                         5,600           388,696
                                                                           -----------
                                                                               727,071

--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                            46,760,307
--------------------------------------------------------------------------------------
  (cost $36,640,149)

                                                          PRINCIPAL
REPURCHASE AGREEMENT 12.01%                                 AMOUNT

Joint Tri-Party Repurchase Agreement, Credit Suisse
  First Boston, 12/31/03, 0.85%, due 01/02/04,
  repurchase price $6,429,504, collateralized by
  U.S. Treasury securities held in a joint
  tri-party repurchase account (cost $6,429,200)          $6,429,200         6,429,200

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.34%                                                    53,189,507
--------------------------------------------------------------------------------------
  (cost $43,069,349)
Other assets and liabilities, net 0.66%                                        353,982
                                                                           -----------

NET ASSETS 100%                                                            $53,543,489
                                                                           -----------
                                                                           -----------

See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND

-----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2003
-----------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS 85.79%                               SHARES           VALUE

ALUMINUM 0.53%
-----------------------------------------------------------------------------------------
Alcoa, Inc.                                                     30,000       $  1,140,000*

COAL 0.57%
-----------------------------------------------------------------------------------------
Arch Coal, Inc.                                                 20,000            623,400*
Yanzhou Coal Mining Co., Ltd., H shares                        600,000            606,666
                                                                             ------------
                                                                                1,230,066

COPPER 2.30%
-----------------------------------------------------------------------------------------
Amerigo Resources Ltd.                                         640,000            990,214*
Aur Resources, Inc.                                            150,000            783,275*
First Quantum Minerals Ltd.                                     60,500            658,519*
Jiangxi Copper Co., Ltd.                                     2,500,000          1,368,540
Phelps Dodge Corp.                                              15,000          1,141,350*
                                                                             ------------
                                                                                4,941,898

DATA PROCESSING & SOFTWARE 0.02%
-----------------------------------------------------------------------------------------
Stockgroup Information Systems, Inc.                           150,000             44,250*

DIAMOND MINING & EXPLORATION 1.35%
-----------------------------------------------------------------------------------------
Aber Diamond Corp.                                              70,000          2,545,701*
Diagem International Resource Corp.                            500,000            119,909*
Diagem International Resource Corp., Warrants (July
  2004)                                                        500,000                  0*
Diamond Fields International Ltd. (RS)                         112,000             68,362*
Diamonds North Resources Ltd.                                   75,000             63,242*
Diamonds North Resources Ltd., Warrants (March 2005)            75,000             16,826*
Metalex Ventures Ltd. (RS)                                      30,000             51,812*
Tahera Corporation                                             200,000             44,095*
                                                                             ------------
                                                                                2,909,947

DIVERSIFIED CHEMICALS 3.69%
-----------------------------------------------------------------------------------------
Dow Chemical Co.                                                46,300          1,924,691
E.I. du Pont de Nemours and Co.                                 25,300          1,161,017
FMC Corp.                                                       50,000          1,706,500*
Georgia Gulf Corp.                                              50,000          1,444,000*
Imperial Chemical Industries plc, ADR                          120,000          1,718,400
                                                                             ------------
                                                                                7,954,608

DIVERSIFIED EXPLORATION & PRODUCTION 1.11%
-----------------------------------------------------------------------------------------
BHP Billiton Ltd., ADR                                          70,000          1,278,200
Rio Tinto plc, Sponsored ADR                                    10,000          1,113,100
                                                                             ------------
                                                                                2,391,300

See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND

-----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2003
-----------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
                                                               SHARES            VALUE
ELECTRICITY GENERATION 1.05%
-----------------------------------------------------------------------------------------
Great Lakes Hydro Income Fund                                   80,000       $  1,073,144
Northland Power Income Fund                                    130,000          1,190,732
                                                                             ------------
                                                                                2,263,876

FERROCHROME 0.00%
-----------------------------------------------------------------------------------------
Zimasco Consolidated Enterprises Ltd. (RS)                      22,000              4,840

FINANCIAL SERVICES 0.09%
-----------------------------------------------------------------------------------------
GMP Capital Corp.                                               15,000            193,556*

FOREST PRODUCTS 0.65%
-----------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                         69,700          1,246,236*
West Fraser Timber Co., Ltd.                                     5,500            161,683
                                                                             ------------
                                                                                1,407,919

GAS DISTRIBUTION 2.30%
-----------------------------------------------------------------------------------------
Energy Savings Income Fund                                     158,000          3,440,761
Sempra Energy                                                   50,000          1,503,000
                                                                             ------------
                                                                                4,943,761

GOLD & COPPER MINING 6.48%
-----------------------------------------------------------------------------------------
European Minerals Corp., Units (RS)                            338,250            321,337*
Freeport-McMoRan Copper & Gold, Inc., Class B                   20,000            842,600
Ivanhoe Mines Ltd.                                              35,000            278,884*
Northern Orion Resources, Inc.                               1,997,200          4,758,733*
Northern Orion Resources, Inc., Warrants (March 2005)          250,000             34,425*
Northern Orion Resources, Inc., Warrants (May 2008)            615,200            770,993*
Northgate Exploration Ltd.                                     100,000            206,552*
Northgate Exploration Ltd., Warrants (December 2006)           745,000            518,702*
Taseko Mines Ltd.                                              380,000            632,035*
Taseko Mines Ltd., Units (RS)                                  250,000            652,342*
Wheaton River Minerals Ltd.                                  1,335,000          3,996,790*
Wheaton River Minerals Ltd., Warrants (May 2007)               340,700            607,970*
Wheaton River Minerals Ltd., Warrants (August 2008)            225,000            322,013*
                                                                             ------------
                                                                               13,943,376

GOLD & NICKEL MINING 1.21%
-----------------------------------------------------------------------------------------
Rio Narcea Gold Mines Ltd.                                     811,000          2,509,573*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)          112,500            104,437*
                                                                             ------------
                                                                                2,614,010

See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND

-----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2003
-----------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
                                                               SHARES            VALUE
GOLD MINING 7.99%
-----------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd., Warrants (November 2007)               10,000       $     28,000*
Apac Minerals, Inc.                                            310,000            165,474*
Apac Minerals, Inc. (RS)                                        86,000             43,610*
Apac Minerals, Inc., Warrants (March 2004)                     100,000              9,283*
Apac Minerals, Inc., Warrants (March 2004) (RS)                 43,000                  0*
Apollo Gold Corp.                                              425,000            973,195*
Apollo Gold Corp., Warrants (March 2004)                        78,125             53,906*
Ashanti Goldfields Co. Ltd., Warrants (April 2004)              40,000            401,600*
Ashanti Goldfields Co. Ltd., Warrants (October 2004)            40,000            401,600*
Ashanti Goldfields Co. Ltd., Warrants (April 2005)              40,000            401,600*
Bema Gold Corp.                                                540,000          2,013,552*
Bema Gold Corp., Warrants (June 2004)                          117,500            256,334*
Bema Gold Corp., Warrants (October 2007)                       125,000            316,211*
Bolivar Gold Corp.                                             810,800          1,354,835*
Bolivar Gold Corp., Warrants (March 2008)                      180,000            176,846*
Bolivar Gold Corp., Warrants (August 2008)                     250,000            174,061*
Caledon Resources Corp. plc                                  1,000,000            249,641*
China NetTV Holdings, Inc.                                     350,000            161,000*
China NetTV Holdings, Inc. (RS)                                500,000            207,000*
China NetTV Holdings, Inc., Warrants (September 2005)
  (RS)                                                         500,000            171,000*
Corona Gold Ltd.                                                50,000                376*
Dumont Nickel, Inc. (RS)                                       500,000            216,803*
Dumont Nickel, Inc., Warrants (April 2004) (RS)                250,000             64,403*
Entree Gold, Inc., Units (RS)                                  160,000            220,446*
Glencairn Gold Corp.                                           100,000             81,228*
Glencairn Gold Corp. (RS)                                      300,000            231,501*
Glencairn Gold Corp., Units (RS)                               500,000            406,142*
Glencairn Gold Corp., Warrants (February 2005) (RS)            150,000             44,095*
Goldcorp, Inc.                                                  30,000            478,505
Goldcorp, Inc., Warrants (April 2007)                            5,000             57,500*
Herald Resources Ltd.                                          100,000             57,213*
High River Gold Mines Ltd.                                     200,000            301,706*
IAMGOLD Corp.                                                   16,000            111,647
Kinross Gold Corp., Warrants (December 2007)                   135,000            123,235*
Metallica Resources, Inc., Units (RS)                          400,000            767,416*
Nevada Pacific Gold Ltd.                                         7,568              6,733*
Nevada Pacific Gold Ltd. (RS)                                  432,432            365,476*
Nevada Pacific Gold Ltd., Warrants (April 2004) (RS)           216,216            111,232*
Nevsun Resources Ltd., Warrants (May 2005)                      50,000            201,911*
New Sleeper Gold Corp. (RS)                                    200,000            154,721*
Olympus Pacific Minerals, Inc. (RS)                            500,000            180,056*
Olympus Pacific Minerals, Inc., Warrants (March 2004)
  (RS)                                                         250,000             16,633*
Oriel Resources plc (RS)                                       500,000            133,736*
Placer Dome, Inc.                                               90,000          1,611,900
Planet Exploration, Inc. (RS)                                  160,000            190,492*
Planet Exploration, Inc., Warrants (December 2005) (RS)        160,000                  0*

See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND

-----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2003
-----------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                     SHARES            VALUE

GOLD MINING (CONT'D)
-----------------------------------------------------------------------------------------
Randgold Resources Ltd., ADR                                    40,000       $  1,092,000*
Silk Road Resources Ltd., Special Warrants (RS)                265,000            393,405*
Sino Gold Ltd.                                                 250,000            545,780*
St. Andrew Goldfields Ltd.                                     500,000            100,569*
Stingray Resources, Inc., Units (RS)                           120,000            122,632*
Strongbow Resources, Inc.                                      100,000             48,737*
TVI Pacific, Inc.                                            1,000,000            166,325*
TVI Pacific, Inc., Units (RS)                                2,371,428            610,904*
UGL Enterprises Ltd., Units (RS)                               100,000             63,204*
U.S. Gold Corp.                                                200,000            164,000*
X-Cal Resources Ltd.                                           140,500             89,127*
X-Cal Resources Ltd., Warrants (May 2004)                      200,000             40,227*
Yamana Gold, Inc.                                               25,000             59,954*
Yamana Gold, Inc., Warrants (July 2008)                         12,500             22,725*
                                                                             ------------
                                                                               17,213,443

INDEPENDENT POWER PRODUCERS 0.56%
-----------------------------------------------------------------------------------------
Calpine Corp.                                                  250,000          1,202,500*

INTEGRATED OIL & GAS 2.59%
-----------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                      30,000          1,267,200
PetroChina Co. Ltd., ADR                                        50,000          2,852,500
Sasol Ltd., Sponsored ADR                                       75,000          1,086,750*
YPF Sociedad Anonima, Sponsored ADR                             10,000            370,200*
                                                                             ------------
                                                                                5,576,650

IODINE 0.03%
-----------------------------------------------------------------------------------------
Atamaca Minerals Corp.                                         111,000             55,816*

IRON ORE 0.49%
-----------------------------------------------------------------------------------------
Labrador Iron Ore Royalty Trust                                 75,000          1,053,069

MERCHANT BANKING 0.40%
-----------------------------------------------------------------------------------------
Endeavour Mining Capital Corp.                                 153,000            482,915*
Endeavour Mining Capital Corp. (RS)                            120,000            378,757*
Endeavour Mining Capital Corp., Warrants (November
  2008) (RS)                                                    60,000                  0*
                                                                             ------------
                                                                                  861,672

MINING EQUIPMENT & SERVICES 0.74%
-----------------------------------------------------------------------------------------
Dynatec Corp.                                                  600,000            816,926*
Joy Global, Inc.                                                30,000            784,500
                                                                             ------------
                                                                                1,601,426

See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND

-----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2003
-----------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                     SHARES            VALUE

NICKEL 1.61%
-----------------------------------------------------------------------------------------
Canico Resource Corp.                                           25,000       $    252,388*
Inco Ltd.                                                       40,000          1,592,800*
LionOre Mining International Ltd.                              200,000          1,233,126*
WMC Resources Ltd., ADR                                         22,700            388,170*
                                                                             ------------
                                                                                3,466,484

OIL & GAS DRILLING 2.34%
-----------------------------------------------------------------------------------------
ENSCO International, Inc.                                       30,000            815,100
Ensign Resource Service Group, Inc.                             70,000          1,115,538
Nabors Industries, Inc.                                         25,000          1,037,500*
Patterson-UTI Energy, Inc.                                      26,000            855,920*
Precision Drilling Corp.                                        12,000            524,160*
Rowan Companies, Inc.                                           30,000            695,100*
                                                                             ------------
                                                                                5,043,318

OIL & GAS EQUIPMENT & SERVICES 6.74%
-----------------------------------------------------------------------------------------
BJ Services Co.                                                 20,000            718,000*
CCS Income Trust                                                70,000          1,651,646
China Oilfield Services Ltd.                                 1,500,000            531,315*
Key Energy Services, Inc.                                       75,000            773,250*
Lone Star Technologies, Inc.                                    50,000            799,000*
Maverick Tube Corp.                                             50,000            962,500*
National Oilwell, Inc.                                          40,000            894,400*
Oil Service HOLDRs Trust                                        40,000          2,480,000
Peak Energy Services Ltd.                                      210,000            576,722*
Schlumberger Ltd.                                               20,000          1,094,400
ShawCor Ltd.                                                   100,000          1,206,050
Smith International, Inc.                                       30,000          1,245,600*
Total Energy Services Ltd.                                     200,000            719,452*
Weatherford International Ltd.                                  24,000            864,000*
                                                                             ------------
                                                                               14,516,335

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 5.94%
-----------------------------------------------------------------------------------------
Adobe Ventures, Inc. (RS)                                    1,000,000            648,513*+
Case Resources, Inc.                                         1,400,000          1,245,503*
Cavell Energy Corp.                                            300,000            473,446*
Cheniere Energy, Inc.                                           50,000            585,000*
China Broadband Corp.                                        2,259,800          1,807,840*+
Choice Resources Corp.                                         750,000            440,955*
Choice Resources Corp., Special Warrants (RS)                  100,000             59,568*
Compton Petroleum Corp.                                        250,000          1,160,407*
Eastshore Energy Ltd., Class A                                  50,000            121,843*
Eastshore Energy Ltd., Class A (RS)                            150,000            347,252*
Endev Energy, Inc.                                             417,900            792,059*

See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND

-----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2003
-----------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                      SHARES           VALUE

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR (CONT'D)
-----------------------------------------------------------------------------------------
Endev Energy, Inc. (RS)                                        100,000       $    180,056*
Galaxy Energy Corp.                                             39,500            103,095*
Hawk Energy Corp., Special Warrants (RS)                       100,000            209,453*
High Point Resources, Inc.                                     300,000            598,770*
Ivanhoe Energy, Inc.                                            35,000            131,319*
Kensington Energy Ltd.                                         606,600            666,361*
Kensington Energy Ltd. (RS)                                    150,000            156,539*
Ketch Resources Ltd.                                           160,000          1,113,991*
Luke Energy Ltd.                                               100,000            136,154*
Mustang Resources, Inc.                                         77,900            271,187*
Mustang Resources, Inc. (RS)                                   100,000            330,716*
Olympia Energy, Inc.                                           350,000            839,361*
Tempest Energy Corp., Class A                                   82,300            372,456*
                                                                             ------------
                                                                               12,791,844

OIL & GAS EXPLORATION & PRODUCTION - SENIOR 10.98%
-----------------------------------------------------------------------------------------
Burlington Resources, Inc.                                      50,000          2,769,000
Chesapeake Energy Corp.                                        200,000          2,716,000
China Petroleum & Chemical Corp., ADR                           60,000          2,664,600
CNOOC Ltd., ADR                                                 70,000          2,794,400
Devon Energy Corp.                                              50,000          2,863,000
EOG Resources, Inc.                                             70,000          3,231,900
Oao Gazprom, Sponsored ADR                                      40,000          1,036,000
Pioneer Natural Resources Co.                                  110,000          3,512,300
Progress Energy Ltd.                                           125,000          1,201,505
Ultra Petroleum Corp.                                           35,000            861,699*
                                                                             ------------
                                                                               23,650,404

OIL & GAS PIPELINES 1.79%
-----------------------------------------------------------------------------------------
El Paso Corp.                                                  150,000          1,228,500
Kinder Morgan Energy Partners, L.P.                             16,000            788,320
The Williams Companies, Inc.                                   100,000            982,000
TransCanada Corp.                                               40,000            862,724
                                                                             ------------
                                                                                3,861,544

OIL & GAS ROYALTY TRUSTS 10.80%
-----------------------------------------------------------------------------------------
Acclaim Energy Trust                                           300,000          2,784,977
Bonavista Energy Trust                                         200,000          3,247,592
Canadian Oil Sands Trust                                        50,000          1,767,300*
Enerplus Resources Fund                                        100,000          3,043,996
Bonterra Energy Income Trust                                    50,000            599,544
Focus Energy Trust                                             200,000          2,320,814
Harvest Energy Trust                                           120,500          1,311,596
Paramount Energy Trust                                         200,000          1,807,140


See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND

-----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2003
-----------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                     SHARES           VALUE

OIL & GAS ROYALTY TRUSTS (CONT'D)
-----------------------------------------------------------------------------------------
Petrofund Energy Trust                                         127,000       $  1,836,442
San Juan Basin Royalty Trust                                   100,000          2,169,000
Vermillion Energy Trust                                        200,000          2,373,419
                                                                             ------------
                                                                               23,261,820

PLATINUM GROUP METALS 2.07%
-----------------------------------------------------------------------------------------
African Minerals, Special Warrants (RS)                         12,500             75,000*
Anooraq Resources Corp.                                        350,000            601,091*
Anooraq Resources Corp., Units (RS)                            350,000            571,036*
Aquarius Platinum Ltd. (RS)                                      6,862             31,015
Impala Platinum Holdings Ltd.                                    3,300            286,308
Osmium Holdings S.A. (RS)                                          104             10,400
South Atlantic Ventures Ltd.                                   195,000            848,548*
South Atlantic Ventures Ltd., Warrants (December 2004)          25,000             65,273*
Southern African Resources plc                               3,500,000          1,045,372
SouthernEra Resources Ltd. (RS)                                200,000            829,304*
SouthernEra Resources Ltd., Warrants (November 2008)
  (RS)                                                         100,000             92,833*
                                                                             ------------
                                                                                4,456,180

POLYMETALLIC 0.62%
-----------------------------------------------------------------------------------------
Altius Minerals Corp.                                          200,000            355,858*
Altius Minerals Corp., Warrants (April 2004)                   100,000             23,208*
America Mineral Fields, Inc.                                   100,000             96,701*
Farallon Resources Ltd.                                        100,000             55,700*
Farallon Resources Ltd., Warrants (April 2004)                 100,000             24,755*
FNX Mining Co., Inc.                                            50,000            337,292*
Wolfden Resources, Inc.                                        100,000            438,634*
                                                                             ------------
                                                                                1,332,148

POTASH & AGRICULTURAL FERTILIZERS 0.32%
-----------------------------------------------------------------------------------------
Spur Ventures, Inc.                                            537,950            686,665*

PROPANE DISTRIBUTION 0.92%
-----------------------------------------------------------------------------------------
Superior Plus Income Fund                                      100,000          1,985,070

PULP & PAPER 2.05%
-----------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR                                      25,000            876,000
Georgia-Pacific Corp.                                           35,000          1,073,450
Sappi Ltd., Sponsored ADR                                      100,000          1,367,000
Tembec, Inc.                                                   150,000          1,094,264
                                                                             ------------
                                                                                4,410,714


See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND

-----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2003
-----------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                     SHARES           VALUE

SHIPPING & CONTAINERS 0.01%
-----------------------------------------------------------------------------------------
Frontline Ltd.                                                   1,000       $     25,470

SILVER MINING 0.09%
-----------------------------------------------------------------------------------------
Pan American Silver Corp., Warrants (February 2008)             27,000            193,834*

SOAP & CLEANING PRODUCTS 0.44%
-----------------------------------------------------------------------------------------
KCP Income Fund                                                100,000            943,798

SPECIALTY CHEMICALS 2.73%
-----------------------------------------------------------------------------------------
Acetex Corp.                                                   220,000          1,124,976*
Eastman Chemical Co.                                            40,000          1,581,200
Hercules, Inc.                                                 125,000          1,525,000*
Millennium Chemicals, Inc.                                     100,000          1,268,000
Sinopec Yizheng Chemical Fibre Co., Ltd., H shares           1,500,000            378,683
                                                                             ------------
                                                                                5,877,859

STEEL 1.00%
-----------------------------------------------------------------------------------------
Algoma Steel, Inc.                                             200,000          1,090,782*
United States Steel Corp.                                       30,000          1,050,600
                                                                             ------------
                                                                                2,141,382

URANIUM 0.64%
-----------------------------------------------------------------------------------------
Cameco Corp.                                                    20,000          1,156,539
Denison Energy, Inc.                                            47,500            220,477*
                                                                             ------------
                                                                                1,377,016

ZINC 0.55%
-----------------------------------------------------------------------------------------
Breakwater Resources Ltd.                                      500,000            247,553*
Breakwater Resources Ltd. (RS)                                 500,000            235,176*
Noranda Income Fund                                             76,500            688,864
                                                                             ------------
                                                                                1,171,593

-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                              184,741,461
-----------------------------------------------------------------------------------------
  (cost $150,384,779)

PREFERRED STOCK 0.08%

GOLD & COPPER MINING 0.08%
-----------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Depositary Shares
  representing 0.05 shares of Gold-Denominated
  Preferred Stock (cost $143,873)                                4,000            173,200

See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND

-----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2003
-----------------------------------------------------------------------------------------
PURCHASED OPTION 0.01%                                         CONTRACTS         VALUE

GOLD & SILVER MINING 0.01%
-----------------------------------------------------------------------------------------
Philadelphia Stock Exchange Gold & Silver Index, Strike
  Price 75, Put, Expiration Mar. 2004 (cost $93,750)             1,250       $     15,625

RIGHTS 0.00%                                                    SHARES

AGRICULTURAL CHEMICALS 0.00%
-----------------------------------------------------------------------------------------
IMC Global, Inc., Rights (June 2009)                             3,800                  0
  (cost $0)

                                                            PRINCIPAL
CONVERTIBLE DEBENTURES 0.10%                                 AMOUNT

GOLD MINING 0.07%
-----------------------------------------------------------------------------------------
Bolivar Gold Corp. (RS)                                    $   250,000            139,249

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.03%
-----------------------------------------------------------------------------------------
Catalina Energy Corp. (RS)                                     100,000             67,690

-----------------------------------------------------------------------------------------
TOTAL CONVERTIBLE DEBENTURES                                                      206,939
-----------------------------------------------------------------------------------------
  (cost $255,608)

-----------------------------------------------------------------------------------------
TOTAL SECURITIES                                                              185,137,225
-----------------------------------------------------------------------------------------

REPURCHASE AGREEMENT 16.79%

Joint Tri-Party Repurchase Agreement, Credit Suisse
  First Boston, 12/31/03, 0.85%, due 01/02/04,
  repurchase price $36,169,220, collateralized by
  U.S. Treasury securities held in a joint tri-party
  repurchase account (cost $36,167,512)                     36,167,512         36,167,512

-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 102.77%                                                     221,304,737
-----------------------------------------------------------------------------------------
  (cost $187,045,522)
Other assets and liabilities, net (2.77)%                                      (5,967,492)
                                                                             ------------

NET ASSETS 100%                                                              $215,337,245
                                                                             ------------
                                                                             ------------

See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND

---------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                               December 31, 2003
---------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS 87.12%                           SHARES              VALUE

CHEMICALS & ALLIED PRODUCTS 0.76%
---------------------------------------------------------------------------------------
Acetex Corp.                                                 430,000       $  2,198,816*

DATA PROCESSING & SOFTWARE 0.10%
---------------------------------------------------------------------------------------
Stockgroup Information Systems, Inc.                       1,000,000            295,000*+

DIAMOND MINING & EXPLORATION 2.20%
---------------------------------------------------------------------------------------
Aber Diamond Corp.                                            75,000          2,727,536*
Diagem International Resource Corp.                        1,650,000            395,699*
Diagem International Resource Corp., Warrants (July
  2004)                                                    1,500,000                  0*
Diamond Fields International Ltd.                            288,000            184,922*
Diamond Fields International Ltd. (RS)                       512,000            312,512*
Diamonds North Resources Ltd.                              1,850,000          1,559,974*+
Diamonds North Resources Ltd., Warrants (March 2005)         300,000             67,304*
JML Resources Ltd.                                            73,400             11,924*
Metalex Ventures Ltd. (RS)                                    70,000            120,895*
SouthernEra Resources Ltd. (RS)                              200,000            829,304*
SouthernEra Resources Ltd., Warrants (November 2008)
  (RS)                                                       100,000             92,833*
Superior Diamonds, Inc.                                       60,000             35,276*
                                                                           ------------
                                                                              6,338,179

DIAMONDS & GOLD RETAIL 0.35%
---------------------------------------------------------------------------------------
Tiffany & Co.                                                 22,500          1,017,000

FINANCIAL SERVICES 0.38%
---------------------------------------------------------------------------------------
GMP Capital Corp.                                             85,000          1,096,817*

GOLD/MINERAL EXPLORATION & DEVELOPMENT 25.45%
---------------------------------------------------------------------------------------
African Minerals, Special Warrants (RS)                      112,500            675,000*
Amarc Resources Ltd., Units (RS)                             454,545            354,100*
American Gold Capital Corp.                                  232,500            467,644*
AMT International Mining Corp.                             1,000,000             13,151*
Anooraq Resources Corp.                                    2,000,000          3,434,804*+
Anooraq Resources Corp., Units (RS)                          650,000          1,060,496*+
Apac Minerals, Inc.                                          740,000            395,003*
Apac Minerals, Inc., Warrants (March 2004)                   300,000             27,850*
Atikwa Minerals Corp.                                      1,333,333            144,406*+
Atikwa Minerals Corp., Warrants (July 2005)                1,333,333                  0*
BacTech Enviromet Corp.                                      100,000             77,360*
Bendigo Mining NL                                          2,000,000            301,120*
Bolivar Gold Corp.                                         4,105,000          6,859,397*+
Bolivar Gold Corp., Warrants (April 2004)                    250,000            371,330*
Bolivar Gold Corp., Warrants (March 2008)                    720,000            707,384*
Bolivar Gold Corp., Warrants (August 2008)                 1,250,000            870,305*

See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND

---------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                               December 31, 2003
---------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                  SHARES              VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
---------------------------------------------------------------------------------------
Caledon Resources Corp. plc                                5,700,000       $  1,422,954*
Candente Resource Corp.                                       10,000              8,896*
Candente Resource Corp. (RS)                                 190,000            160,581*
Candente Resource Corp., Warrants (June 2005) (RS)            95,000                  0*
Canyon Resources Corp.                                       400,000          1,516,000*
Chesapeake Gold Corp.                                        250,000            831,625*
Chilean Gold Ltd. (RS)                                       500,000                  0*
Coeur d' Alene Mines Corp.                                   100,000            578,000*
Continental Precious Minerals, Inc.                          200,000             51,058*
Corona Gold Ltd.                                             812,500              6,116*
Dumont Nickel, Inc. (RS)                                   1,500,000            650,408*
Dumont Nickel, Inc., Warrants (April 2004) (RS)              750,000            193,208*
Dynatec Corp.                                                480,000            653,541*
ECU Silver Mining, Inc.                                      900,000            187,986*
European Minerals Corp., Units (RS)                          800,000            760,000*
Farallon Resources Ltd.                                    1,040,000            579,275*
Farallon Resources Ltd., Warrants (April 2004)               900,000            222,798*
First Point Minerals Corp.                                 1,000,000            263,026*
First Point Minerals Corp., Warrants (May 2004)              100,000                  0*
Gabriel Resources Ltd.                                       350,000          1,326,732*
Gallery Gold Ltd.                                            900,000            203,256*
Glencairn Gold Corp.                                         200,000            162,457*
Glencairn Gold Corp. (RS)                                  1,200,000            926,005*
Glencairn Gold Corp., Units (RS)                           1,200,000            974,742*
Glencairn Gold Corp., Warrants (February 2005) (RS)          600,000            176,382*
Gold Reserve, Inc.                                           200,000            974,742*
Gold Summit Corp.                                            200,000             69,624*
Gold Summit Corp., Warrants (April 2004)                     100,000                  0*
Great Basin Gold Ltd.                                      1,000,000          2,630,256*
Great Basin Gold Ltd., Warrants (January 2004)               300,000            371,330*
Herald Resources Ltd.                                      1,625,000            929,708*
High River Gold Mines Ltd.                                 1,000,000          1,508,529*
Inca Pacific Resources, Inc.                                 100,000             18,566*
Inca Pacific Resources, Inc. (RS)                            900,000            158,744*
Inca Pacific Resources, Inc., Warrants (November
  2006) (RS)                                                 900,000                  0*
International Uranium Corp.                                  800,000            984,025*
Ivanhoe Mines Ltd.                                           375,000          2,988,048*
Ivanhoe Mines Ltd.                                            50,000            398,000*
MAG Silver Corp.                                              25,000             44,869*
Metallic Ventures, Inc.                                      100,000            591,808*
Metallica Resources, Inc.                                    100,000            170,967*
Metallica Resources, Inc., Units (RS)                        950,000          1,822,612*
Minefinders Corporation Ltd.                                 250,000          2,050,052*
Moss Lake Gold Mines Ltd.                                  2,250,000            417,746*+
Navigator Exploration Corp.                                1,554,500            505,079*+
Nevada Pacific Gold Ltd.                                     239,730            213,275*+

See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND

---------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                              December 31, 2003
---------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                  SHARES              VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
---------------------------------------------------------------------------------------
Nevada Pacific Gold Ltd. (RS)                              2,270,270       $  1,918,748*+
Nevada Pacific Gold Ltd., Warrants (April 2004) (RS)       1,135,135            583,967*
New Bullet Group, Inc., Units (RS)                           425,000            143,678*
New Sleeper Gold Corp. (RS)                                  300,000            232,081*
Northcott Gold, Inc., Special Warrants (RS)                4,000,000          1,250,145*
Odyssey Resources Ltd.                                     1,000,000            293,970*
Odyssey Resources Ltd., Warrants (April 2004)              1,000,000            100,569*
Olympus Pacific Minerals, Inc. (RS)                        1,000,000            360,113*
Olympus Pacific Minerals, Inc., Warrants (March 2004)
  (RS)                                                       500,000             33,265*
Orezone Resources, Inc.                                    1,000,000            982,478*
Pacific North West Capital Corp.                             693,966            526,118*
Pacific North West Capital Corp., Warrants (August
  2004)                                                      333,333             97,990*
Pacific Rim Mining Corp.                                   2,500,000          2,750,145*
Planet Exploration, Inc. (RS)                                300,000            357,173*
Planet Exploration, Inc., Warrants (December 2005)
  (RS)                                                       300,000                  0*
QGX Ltd.                                                     325,000          1,508,529*
Radius Explorations Ltd.                                     600,000            686,961*
Red Back Mining NL                                           640,569            356,843*
Rio Narcea Gold Mines Ltd.                                 2,550,000          7,890,767*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)        537,500            498,975*
Rockwell Ventures, Inc.                                    1,100,000            119,135*
Romarco Minerals, Inc.                                     2,150,000            640,351*+
Rubicon Minerals Corp.                                       200,000            221,251*
Rubicon Minerals Corp., Warrants (February 2005)             100,000             13,925*
SKN Resources Ltd.                                             8,500             31,892*
Solitario Resources Corp.                                    230,000            311,376*
Southern African Resources plc                             8,300,000          2,479,024*
Southwestern Resources Corp.                                  10,000            308,668*
St. Andrew Goldfields Ltd.                                 2,050,000            412,331*
St. Andrew Goldfields Ltd., Warrants (December 2004)       1,000,000                  0*
Stingray Resources, Inc., Units (RS)                         300,000            306,580*+
Stratagold Corp.                                             625,000            203,071*
Stratagold Corp., Warrants (April 2004)                      312,500                  0*
Strongbow Resources, Inc.                                    500,000            243,685*
TVI Pacific, Inc.                                          1,000,000            166,325*
TVI Pacific, Inc., Units (RS)                              2,371,428            610,904*
U.S. Gold Corp.                                              800,000            656,000*
Verena Minerals Corp., Units (RS)                          1,000,000            157,815*
Western Exploration & Development Ltd., 144A, Special
  Warrants (RS)                                              600,000             30,000*
X-Cal Resources Ltd.                                       1,500,000            951,534*
X-Cal Resources Ltd., Warrants (May 2004)                  1,500,000            301,706*
Yukon, Inc., Special Warrants (RS)                           200,000            200,000*
                                                                           ------------
                                                                             73,400,464

See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND

---------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                               December 31, 2003
---------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                  SHARES              VALUE

INTERMEDIATE & JUNIOR GOLD PRODUCERS 37.99%
---------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd., Warrants (November 2007)            235,000       $    658,000*
Apollo Gold Corp.                                          3,213,500          7,358,496*+
Apollo Gold Corp., Warrants (March 2004)                     703,125            485,156*
Apollo Gold Corp., Warrants (December 2006)                  333,500                  0*
Bema Gold Corp.                                            2,610,000          9,732,101*
Bema Gold Corp., Warrants (October 2007)                   2,826,250          7,149,528*
Cambior, Inc.                                                300,000            926,005*
Compania de Minas Buenaventura S.A., ADR                      58,000          1,640,240
Eldorado Gold Corp.                                          500,000          1,566,549*
Emperor Mines Ltd.                                           700,000            368,872*
Glamis Gold Ltd.                                             300,000          5,135,961*
Goldcorp, Inc.                                               200,000          3,190,036
Goldcorp, Inc., Warrants (April 2007)                         40,000            460,000*
Goldcorp, Inc., Warrants (May 2009)                          133,500          2,478,629*
Golden Star Resources Ltd., Warrants (July 2004)             150,000            814,606*
Hecla Mining Co.                                             350,000          2,901,500*
IAMGOLD Corp.                                              1,160,000          8,094,380
Kenor ASA                                                  1,500,000          1,120,427*
Kinross Gold Corp., Warrants (December 2007)               2,721,000          2,483,874*
Miramar Mining Corp.                                         650,000          1,684,524*
Northern Orion Resources, Inc.                             5,267,900         12,551,837*+
Northern Orion Resources, Inc., Warrants (March 2005)      2,000,000            275,403*
Northern Orion Resources, Inc., Warrants (May 2008)        1,964,200          2,461,613*
Northgate Exploration Ltd.                                 2,000,000          4,131,049*
Northgate Exploration Ltd., Warrants (December 2006)       3,119,500          1,942,124*
Queenstake Resources Ltd.                                  1,300,000            744,208*
Randgold Resources Ltd., ADR                                 132,500          3,617,250*
Resolute Mining Ltd.                                       1,000,000            978,640*
Resolute Mining Ltd., Warrants (June 2005)                   278,333            113,146*
Sino Gold Ltd.                                               530,000          1,157,054*
Troy Resources NL                                            208,800            275,073
Wheaton River Minerals Ltd.                                5,145,000         15,403,357*
Wheaton River Minerals Ltd., Warrants (May 2007)           3,299,800          5,886,388*
Wheaton River Minerals Ltd., Warrants (August 2008)          900,000          1,288,052*
Yamana Gold, Inc.                                            150,000            359,726*
Yamana Gold, Inc., Warrants (July 2008)                       75,000            136,348*
                                                                           ------------
                                                                            109,570,152

INVESTMENT TRUSTS 0.04%
---------------------------------------------------------------------------------------
Gold Bullion Ltd.                                              2,000             84,253*
Royal Gold, Inc.                                               2,000             41,860
                                                                           ------------
                                                                                126,113


See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND

---------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                               December 31, 2003
---------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                  SHARES              VALUE

MERCHANT BANKING 1.56%
---------------------------------------------------------------------------------------
Endeavour Mining Capital Corp.                               808,000       $  2,550,296*+
Endeavour Mining Capital Corp. (RS)                          614,000          1,937,972*+
Endeavour Mining Capital Corp., Warrants (April 2004)
  (RS)                                                       307,000                  0*
                                                                           ------------
                                                                              4,488,268

METAL & MINERAL MINING 7.89%
---------------------------------------------------------------------------------------
AfriOre Ltd. (RS)                                          1,000,000            690,829*
AfriOre Ltd., Warrants (March 2005) (RS)                     500,000             51,445*
Amerigo Resources Ltd.                                     1,235,000          1,910,803*+
Amerigo Resources Ltd., Warrants (April 2004)                500,000            696,244*
Amerigo Resources Ltd., Warrants (June 2005)                 537,500            561,347*
Aquarius Platinum Ltd.                                        50,000            297,356
Aquarius Platinum Ltd. (RS)                                   60,045            271,392*
Arizona Star Resource Corp.                                  100,000            394,538*
Breakwater Resources Ltd. (RS)                             1,000,000            470,352*
Campbell Resources, Inc.                                      50,000             36,359*
Corriente Resources, Inc.                                    440,000          1,123,274*
FNX Mining Co., Inc.                                         275,000          1,855,104*
Jiangxi Copper Co., Ltd.                                   4,000,000          2,189,663
North American Tungsten Corp., Ltd.                          900,000             73,106*
Northern Dynasty Minerals Ltd.                               500,000          2,224,113*
Oriel Resources plc (RS)                                   1,000,000            267,472*
Osmium Holdings S.A. (RS)                                        891             89,100*
Pan American Silver Corp., Warrants (February 2008)          263,000          1,888,090*
Perilya Ltd.                                                 100,000             91,842*
South Atlantic Ventures Ltd.                                 650,000          2,828,492*+
South Atlantic Ventures Ltd., Warrants (December
  2004)                                                       75,000            195,819*
Tahera Corporation                                           800,000            176,382*
Taseko Mines Ltd.                                          2,500,000          4,158,125*
Trend Mining Co.                                             100,000             29,000*
UGL Enterprises Ltd., Units (RS)                             200,000            126,407*+
Zimasco Consolidated Enterprises Ltd. (RS)                   192,500             42,350
                                                                           ------------
                                                                             22,739,004

OIL & GAS EXTRACTION 0.86%
---------------------------------------------------------------------------------------
BlackRock Ventures, Inc.                                     500,000          1,605,230*
Choice Resources Corp.                                       321,500            189,023*
Choice Resources Corp., Special Warrants (RS)                250,000            148,919*
Galaxy Energy Corp.                                          135,000            352,350*
Ivanhoe Energy, Inc.                                          50,000            187,599*
                                                                           ------------
                                                                              2,483,121

See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND

---------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                               December 31, 2003
---------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                  SHARES              VALUE

SENIOR GOLD PRODUCERS 9.54%
---------------------------------------------------------------------------------------
Ashanti Goldfields Co. Ltd., GDR                              65,000       $    847,600*
Ashanti Goldfields Co. Ltd., Warrants (April 2004)           146,667          1,472,537*
Ashanti Goldfields Co. Ltd., Warrants (October 2004)         146,667          1,472,537*
Ashanti Goldfields Co. Ltd., Warrants (April 2005)           146,666          1,472,527*
Freeport-McMoRan Copper & Gold, Inc., Class B                 72,575          3,057,585
Newmont Mining Corp.                                         170,000          8,263,700
Placer Dome, Inc.                                            610,000         10,925,100
                                                                           ------------
                                                                             27,511,586

---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                            251,264,520
---------------------------------------------------------------------------------------
  (cost $143,573,724)

                                                          PRINCIPAL
CONVERTIBLE DEBENTURES 0.22%                               AMOUNT

GOLD/MINERAL EXPLORATION & DEVELOPMENT 0.22%
---------------------------------------------------------------------------------------
Bolivar Gold Corp. (RS)                                  $   750,000            417,746*
St. Andrew Goldfields Ltd.                                   150,000            224,345*
                                                                           ------------
                                                                                642,091

---------------------------------------------------------------------------------------
TOTAL CONVERTIBLE DEBENTURES                                                    642,091
---------------------------------------------------------------------------------------
  (cost $670,587)

PREFERRED STOCK 0.40%                                         SHARES

SENIOR GOLD PRODUCER 0.40%
---------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Depositary
  Shares representing 0.05 shares of Gold-Denominated
  Preferred Stock (cost $953,085)                             26,500          1,147,450

PURCHASED OPTIONS 0.58%                                     CONTRACTS

SENIOR GOLD PRODUCERS 0.58%
---------------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 25, Call, Expiration
  Jan. 2005 (premium $339,593)                                 2,600            572,000*
Philadelphia Stock Exchange Gold & Silver Index,
  Strike Price 75, Put, Expiration Mar. 2004 (premium
  $298,000)                                                    4,000             50,000*

See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND

---------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                               December 31, 2003
---------------------------------------------------------------------------------------
PURCHASED OPTIONS                                        CONTRACTS             VALUE
SENIOR GOLD PRODUCERS (CONT'D)
---------------------------------------------------------------------------------------
Placer Dome, Inc., Strike Price 15, Call, Expiration
  Jan. 2005 (premium $332,403)                                 2,600       $  1,066,000*
                                                                           ------------
                                                                              1,688,000

---------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                       1,688,000
---------------------------------------------------------------------------------------
  (cost $969,996)

---------------------------------------------------------------------------------------
TOTAL SECURITIES                                                            254,742,061
---------------------------------------------------------------------------------------

                                                          PRINCIPAL
REPURCHASE AGREEMENT 10.57%                                AMOUNT

Joint Tri-Party Repurchase Agreement, Credit Suisse
  First Boston, 12/31/03, 0.85%, due 01/02/04,
  repurchase price $30,480,527, collateralized
  by U.S. Treasury securities held in a
  joint tri-party repurchase
  account (cost $30,479,088)                             $30,479,088         30,479,088

---------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.89%                                                    285,221,149
---------------------------------------------------------------------------------------
  (cost $176,646,480)
Other assets and liabilities, net 1.11%                                       3,199,637
                                                                           ------------

NET ASSETS 100%                                                            $288,420,786
                                                                           ------------
                                                                           ------------

See notes to portfolios of investments and notes to financial statements.

GOLD SHARES FUND

---------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                               December 31, 2003
---------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS 80.27%                            SHARES             VALUE

DIAMOND MINING & EXPLORATION 1.05%
---------------------------------------------------------------------------------------
Aber Diamond Corp.                                             22,000       $   800,077*
Diamond Fields International Ltd. (RS)                        176,000           107,426*
                                                                            -----------
                                                                                907,503

DIAMONDS & GOLD RETAIL 0.39%
---------------------------------------------------------------------------------------
Tiffany & Co.                                                   7,500           339,000

FINANCIAL SERVICES 0.15%
---------------------------------------------------------------------------------------
GMP Capital Corp.                                              10,000           129,037*

GOLD MINING 73.53%
---------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd., Warrants (November 2007)             100,000           280,000*
Apollo Gold Corp.                                           1,450,000         3,320,311*+
Apollo Gold Corp., Warrants (March 2004)                      312,500           215,625*
Apollo Gold Corp., Warrants (December 2006)                   166,500                 0*
Ashanti Goldfields Co. Ltd., GDR                               35,000           456,400*
Ashanti Goldfields Co. Ltd., Warrants (April 2004)            146,668         1,472,547*
Ashanti Goldfields Co. Ltd., Warrants (October 2004)          146,666         1,472,527*
Ashanti Goldfields Co. Ltd., Warrants (April 2005)            146,666         1,472,527*
Bema Gold Corp.                                             1,000,000         3,728,774*
Bema Gold Corp., Warrants (October 2007)                    1,501,950         3,799,463*
Cambior, Inc.                                                 150,000           463,002*
Cambior, Inc., Warrants (August 2008)                          75,000           101,536*
Compania de Minas Buenaventura S.A., ADR                       18,400           520,352
Freeport-McMoRan Copper & Gold, Inc., Class B                  30,875         1,300,764
Glamis Gold Ltd.                                              100,000         1,711,988*
Glencairn Gold Corp.                                          100,000            81,228*
Glencairn Gold Corp. (RS)                                     500,000           385,835*
Glencairn Gold Corp., Units (RS)                              300,000           243,685*
Glencairn Gold Corp., Warrants (February 2005) (RS)           250,000            73,492*
Gold Fields Ltd., ADR                                         130,000         1,812,200
Goldcorp, Inc.                                                130,000         2,073,523
Goldcorp, Inc., Warrants (April 2007)                          21,000           241,500*
Goldcorp, Inc., Warrants (May 2009)                            83,500         1,550,304*
Harmony Gold Mining Co. Ltd., ADR                             100,000         1,623,000
Hecla Mining Co.                                              100,000           829,000
IAMGOLD Corp.                                                 380,000         2,651,610
Ivanhoe Mines Ltd.                                            180,000         1,434,263*
Kenor ASA                                                     750,000           560,214*
Kinross Gold Corp., Warrants (December 2007)                1,413,000         1,289,862*
Newmont Mining Corp.                                           60,000         2,916,600
Northern Orion Resources, Inc.                              1,190,000         2,835,416*
Northern Orion Resources, Inc., Warrants (May 2008)           720,000           902,332*
Northgate Exploration Ltd.                                  1,000,000         2,065,524*


See notes to portfolios of investments and notes to financial statements.

GOLD SHARES FUND

---------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                               December 31, 2003
---------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                   SHARES             VALUE

GOLD MINING (CONT'D)
---------------------------------------------------------------------------------------
Northgate Exploration Ltd., Warrants (December 2006)        1,039,000       $   643,427*
Pacific Rim Mining Corp.                                      400,000           440,025*
Placer Dome, Inc.                                             200,000         3,581,978
Queenstake Resources Ltd.                                     600,000           343,480*
Randgold Resources Ltd., ADR                                   62,500         1,706,250*
Rio Narcea Gold Mines Ltd.                                    825,000         2,552,895*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)         150,000           139,249*
Sino Gold Ltd.                                                150,000           327,468*
Wheaton River Minerals Ltd.                                 1,600,000         4,790,160*
Wheaton River Minerals Ltd., Warrants (May 2007)            1,947,000         3,360,886*
Wheaton River Minerals Ltd., Warrants (August 2008)           700,000         1,250,919*
Yamana Gold, Inc.                                              75,000           179,863*
Yamana Gold, Inc., Warrants (July 2008)                        37,500            68,174*
                                                                            -----------
                                                                             63,270,178

INVESTMENT TRUST 0.05%
---------------------------------------------------------------------------------------
Gold Bullion Ltd.                                               1,000            42,127*

MERCHANT BANKING 2.09%
---------------------------------------------------------------------------------------
Endeavour Mining Capital Corp.                                324,000         1,022,644*
Endeavour Mining Capital Corp. (RS)                           245,000           773,295*
Endeavour Mining Capital Corp., Warrants (April 2004)
  (RS)                                                        122,500                 0*
                                                                            -----------
                                                                              1,795,939

METAL & MINERAL MINING 3.01%
---------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                   7,500           650,701
Inco Ltd.                                                      12,500           497,750*
Pan American Silver Corp., Warrants (February 2008)           122,000           875,844*
South Atlantic Ventures Ltd.                                  100,000           435,153*
South Atlantic Ventures Ltd., Warrants (December 2004)         50,000           130,546*
                                                                            -----------
                                                                              2,589,994

---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                             69,073,778
---------------------------------------------------------------------------------------
  (cost $35,147,410)

PREFERRED STOCK 0.63%

GOLD MINING 0.63%
---------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Depositary
  Shares representing 0.05 shares of Gold-Denominated
  Preferred Stock (cost $449,618)                              12,500           541,250

See notes to portfolios of investments and notes to financial statements.

GOLD SHARES FUND

---------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                               December 31, 2003
---------------------------------------------------------------------------------------
PURCHASED OPTIONS 1.04%                                      CONTRACTS         VALUE

GOLD MINING 1.04%
---------------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 25, Call, Expiration
  Jan. 2005 (premium $182,857)                                  1,400       $   308,000
Philadelphia Stock Exchange Gold & Silver Index,
  Strike Price 75, Put, Expiration Mar. 2004 (premium
  $178,987)                                                     1,250            15,625
Placer Dome, Inc., Strike Price 15, Call, Expiration
  Jan. 2005 (premium $93,750)                                   1,400           574,000
                                                                            -----------
                                                                                897,625

---------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                         897,625
---------------------------------------------------------------------------------------
  (cost $455,594)

---------------------------------------------------------------------------------------
TOTAL SECURITIES                                                             70,512,653
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
REPURCHASE AGREEMENT 16.33%                                 AMOUNT

Joint Tri-Party Repurchase Agreement, Credit Suisse
  First Boston, 12/31/03 0.85%, due 01/02/04, repurchase
  price $14,049,869, collateralized by U.S. Treasury
  securities held in a joint tri-party repurchase
  account (cost $14,049,206)                              $14,049,206        14,049,206
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.27%                                                     84,561,859
---------------------------------------------------------------------------------------
  (cost $50,101,828)
Other assets and liabilities, net 1.73%                                       1,485,484
                                                                            -----------

NET ASSETS 100%                                                             $86,047,343
                                                                            -----------
                                                                            -----------

See notes to portfolios of investments and notes to financial statements.

-----------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)            December 31, 2003
-----------------------------------------------------------------------------

LEGEND

*    Non-income producing security            GO    General Obligation Bond
+    Affiliated company (see following)       RS    Restricted Security (see following)
ADR  American Depositary Receipt              SPDR  Standard & Poor's Depositary Receipt
GDR  Global Depositary Receipt                ZCB   Zero Coupon Bond

GENERAL

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at December 31, 2003.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

JOINT TRI-PARTY REPURCHASE AGREEMENTS (SEE ALSO NOTE 1 TO
FINANCIAL STATEMENTS)

The terms of the joint tri-party repurchase agreements and the securities held as collateral at December 31, 2003 were:

Credit Suisse First Boston repurchase agreement, 12/31/03, 0.85%, due 01/02/04:
    Total principal amount: $125,194,204; Total repurchase price: $125,200,116
    Collateral:
    $60,935,000 U.S. Treasury Note, 5.875%, 11/15/04
    $44,948,000 U.S. Treasury Bond, 3.625%, 04/15/28
      (total collateral market value, including accrued interest, of
       $127,698,360)

UBS Financial Services, Inc. repurchase agreement, 12/31/03, 0.84%, due
01/02/04:
    Total principal amount: $21,000,000; Total repurchase price: $21,000,980
    Collateral:
    $15,625,000 U.S. Treasury Bonds, interest rate range 5.25% - 14.00%, maturity date range 11/15/04 - 02/15/31
    $1,827,000 U.S. Treasury Notes, interest rate range 4.625% - 7.25%, maturity date range 02/15/04 - 08/15/11
        (total collateral market value, including accrued interest, of $21,425,354)

Other mutual funds managed by U.S. Global Investors, Inc.
participate in the tri-party joint repurchase agreements. Each owns an undivided interest in the accounts.

-----------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)            December 31, 2003
-----------------------------------------------------------------------------

AFFILIATED COMPANIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the six-month period ended December 31, 2003.

                                                  SHARES OF AFFILIATED COMPANIES
                                   JUNE 30, 2003    ADDITIONS    REDUCTIONS    DECEMBER 31, 2003
CHINA REGION OPPORTUNITY FUND
------------------------------------------------------------------------------------------------

Asia Broadband, Inc.                 1,500,000             --          --          1,500,000(a)
Capital Alliance Group Inc.          1,200,000        873,332    (400,000)         1,673,332
Lingo Media, Inc.                    1,056,800             --          --          1,056,800

At December 31, 2003, the value of investments in affiliated companies was $1,340,274, representing 2.50% of net assets, and the total cost was $802,511. Net realized gains on transactions were $149,499, and there was no income earned for the period.

                                                SHARES OF AFFILIATED COMPANIES
                                JUNE 30, 2003    ADDITIONS    REDUCTIONS     DECEMBER 31, 2003
GLOBAL RESOURCES FUND
----------------------------------------------------------------------------------------------
Adobe Ventures, Inc.                     --      1,000,000            --          1,000,000
China Broadband Corp.                    --      2,259,800            --          2,259,800

At December 31, 2003, the value of investments in affiliated companies was $2,456,353, representing 1.14% of net assets, and the total cost was $1,067,012. There was no net realized gains/losses on transactions and there was no income earned for the period.

                                                  SHARES OF AFFILIATED COMPANIES
                                  JUNE 30, 2003    ADDITIONS     REDUCTIONS     DECEMBER 31, 2003
WORLD PRECIOUS MINERALS FUND
-------------------------------------------------------------------------------------------------
Amerigo Resources Ltd.              1,225,000         60,000        (50,000)        1,235,000(a)
Anooraq Resources Corp.             1,750,000      1,450,000       (550,000)        2,650,000
Apollo Gold Corp.                   4,050,400        138,500       (975,400)        3,213,500(a)
Atikwa Minerals Corp.                      --      1,333,333             --         1,333,333(b)
Bolivar Gold Corp.                  1,695,000      2,909,400       (499,400)        4,105,000(a)
Diamonds North Resources Ltd.       1,300,000        550,000             --         1,850,000
Endeavour Mining Capital Corp.        662,000      1,309,000       (549,000)        1,422,000
First Step Ventures Corp.           1,333,333             --     (1,333,333)               --(a)(b)
Moss Lake Gold Mines Ltd.           2,250,000             --             --         2,250,000
Navigator Exploration Corp.         1,554,500             --             --         1,554,500(a)
Nevada Pacific Gold Ltd.                   --      2,510,000             --         2,510,000
Northern Orion Resources, Inc.      2,460,000      3,007,900       (200,000)        5,267,900(a)
Romarco Minerals, Inc.              2,173,500             --        (23,500)        2,150,000
South Atlantic Ventures Ltd.          300,000        398,900        (48,900)          650,000
Stingray Resources, Inc.                   --        300,000             --           300,000
Stockgroup Information Systems,
  Inc.                              2,000,000             --     (1,000,000)        1,000,000(a)
UGL Enterprises Ltd.                       --        200,000             --           200,000

At December 31, 2003, the value of investments in affiliated companies was $17,139,547, representing 5.94% of net assets, and the total cost was $9,696,049. Net realized gains on transactions were $2,538,795 and there was no income earned for the period.

-----------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)            December 31, 2003
-----------------------------------------------------------------------------

                                                  SHARES OF AFFILIATED COMPANIES
                                  JUNE 30, 2003    ADDITIONS     REDUCTIONS     DECEMBER 31, 2003
GOLD SHARES FUND
-------------------------------------------------------------------------------------------------
Apollo Gold Corp.                     2,064,500       17,500     (632,000)       1,450,000(a)


At December 31, 2003, there were no investments in affiliated companies. Net realized gains on transactions were $743,645, and there was no income earned for the period.

(a) At December 31, 2003, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

(b) During the period, shares of First Step Ventures Corp. were converted to shares of Atikwa Minerals Corp.

RESTRICTED SECURITIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS
"RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities. Many of the securities listed below were acquired in non-U.S. private placements with a regulatory four-month hold period from closing date.

                                  ACQUISITION      COST PER
SECURITY                             DATE            SHARE

CHINA REGION OPPORTUNITY FUND
-------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    Apac Minerals, Inc.              10/31/03         $1.14
    Apac Minerals, Inc., Warrants
      (March 2004)                   10/31/03         $0.00
    China NetTV Holdings, Inc.       10/06/03         $0.04
    China NetTV Holdings, Inc.,
      Warrants (September 2006)      10/06/03         $0.02
    Entree Gold, Inc., Units         10/16/03         $0.76
    Olympus Pacific Minerals         09/18/03         $0.22
    Olympus Pacific Minerals,
      Warrants (March 2004)          09/18/03         $0.00
    Oriel Resources plc              12/16/03         $0.26
    Silk Road Resources Ltd.,
      Special Warrants               12/15/03         $0.76
    TVI Pacific, Inc., Units         10/24/03         $0.05

At December 31, 2003, the total cost of restricted securities was $662,815, and the total value was $1,615,508, representing 3.02% of net assets.


GLOBAL RESOURCES FUND
------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    Adobe Ventures, Inc.                                             12/05/03        $0.40
    African Minerals, Special Warrants                               07/09/03        $6.00
    Anooraq Resources Corp., Units                                   12/22/03        $1.58
    Apac Minerals, Inc.                                              10/31/03        $1.14
    Apac Minerals, Inc., Warrants (March 2004)                       10/31/03        $0.00
    Aquarius Platinum Ltd.                                           03/05/03        $5.68
    Breakwater Resources Ltd.                                        09/23/03        $0.26
    China NetTV Holdings, Inc.                                       10/06/03        $0.04
    China NetTV Holdings, Inc., Warrants (September  2005)           10/06/03        $0.02
    Choice Resources Corp., Special Warrants                         12/20/02        $0.32
    Diamond Fields International Ltd.                                11/04/03        $0.45



88

-----------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)            December 31, 2003
-----------------------------------------------------------------------------
                                                               ACQUISITION       COST PER
SECURITY                                                          DATE             SHARE

GLOBAL RESOURCES FUND (CONT'D)
------------------------------------------------------------------------------------------
    Dumont Nickle, Inc.                                              09/29/03        $0.12
    Dumont Nickle, Inc., Warrants (April 2004)                       09/29/03        $0.00
    Eastshore Energy Ltd., Class A                                   11/17/03        $1.71
    Endeavour Mining Capital Corp.                                   10/27/03        $2.63
    Endeavour Mining Capital Corp., Warrants (November 2008)         10/27/03        $0.00
    Endev Energy, Inc.                                               08/27/03        $1.28
    Entree Gold, Inc., Units                                         10/16/03        $0.76
    European Minerals Corp., Units                                   12/24/03        $0.80
    Glencairn Gold Corp.                                             09/09/03        $0.29
    Glencairn Gold Corp., Units                                      11/18/03        $0.65
    Glencairn Gold Corp., Warrants (February 2005)                   09/09/03        $0.09
    Hawk Energy Corp., Special Warrants                              10/16/03        $1.52
    Kensington Energy Ltd.                                           11/06/03        $0.94
    Metalex Ventures Ltd.                                            11/25/03        $2.36
    Metallica Resources, Inc., Units                                 12/01/03        $1.69
    Mustang Resources, Inc.                                          12/05/03        $3.37
    Nevada Pacific Gold Ltd.                                         08/28/03        $0.25
    Nevada Pacific Gold Ltd., Warrants (April 2004)                  08/28/03        $0.03
    New Sleeper Gold Corp.                                           12/29/03        $0.76
    Olympus Pacific Minerals, Inc.                                   09/18/03        $0.22
    Olympus Pacific Minerals, Inc., Warrants (March 2004)            09/18/03        $0.00
    Oriel Resources plc                                              12/16/03        $0.26
    Osmium Holdings S.A.                                    10/22/96-01/29/98      $987.07
    Planet Exploration, Inc.                                         12/09/03        $1.07
    Planet Exploration, Inc., Warrants (December 2005)               12/09/03        $0.00
    Silk Road Resources Ltd., Special Warrants                       12/15/03        $0.76
    SouthernEra Resources Ltd.                                       10/29/03        $4.89
    SouthernEra Resources Ltd., Warrants (November 2008)             10/29/03        $0.00
    Stingray Resources, Inc., Units                                  12/15/03        $0.76
    Taseko Mines Ltd., Units                                         12/05/03        $0.46
    TVI Pacific, Inc., Units                                         10/24/03        $0.05
    UGL Enterprises Ltd., Units                                      12/09/03        $0.46
    Zimasco Consolidated Enterprises Ltd.                   06/15/95-09/30/99        $3.73
CONVERTIBLE DEBENTURES
    Bolivar Gold Corp.                                               11/21/03        $0.77
    Catalina Energy Corp.                                            12/06/02        $0.64

At December 31, 2003, the total cost of restricted securities was $5,912,863, and the total value was $10,176,157, representing 4.73% of net assets.

WORLD PRECIOUS MINERALS FUND
------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    African Minerals, Special Warrants                               07/09/03        $6.00
    AfriOre Ltd.                                                     09/11/03        $0.46
    AfriOre Ltd., Warrants (March 2005)                              09/11/03        $0.03
    Amarc Resources Ltd., Units                                      12/19/03        $0.41
    Anooraq Resources Corp., Units                                   12/22/03        $1.58

                                                                           89

-----------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)            December 31, 2003
-----------------------------------------------------------------------------
                                                               ACQUISITION       COST PER
SECURITY                                                          DATE             SHARE

WORLD PRECIOUS MINERALS FUND (CONT'D)
-----------------------------------------------------------------------------------------
    Aquarius Platinum Ltd.                                           03/05/03        $5.68
    Breakwater Resources Ltd.                                        09/23/03        $0.26
    Candente Resources Corp.                                         12/05/03        $0.80
    Candente Resources Corp., Warrants (June 2005)                   12/05/03        $0.00
    Chilean Gold Ltd.                                                01/17/97        $1.10
    Choice Resources Corp., Special Warrants                         12/20/02        $0.32
    Diamond Fields International Ltd.                                11/04/03        $0.45
    Dumont Nickle, Inc.                                              09/29/03        $0.12
    Dumont Nickle, Inc., Warrants (April 2004)                       09/29/03        $0.00
    Endeavour Mining Capital Corp.                                   10/27/03        $2.63
    Endeavour Mining Capital Corp., Warrants (April 2004)            10/27/03        $0.00
    European Minerals Corp., Units                                   12/24/03        $0.80
    Glencairn Gold Corp.                                             09/09/03        $0.29
    Glencairn Gold Corp., Units                                      11/18/03        $0.65
    Glencairn Gold Corp., Warrants (February 2005)                   09/09/03        $0.09
    Inca Pacific Resources, Inc.                                     11/18/03        $0.15
    Inca Pacific Resources, Inc., Warrants (November
      2006)                                                          11/18/03        $0.00
    Metalex Ventures Ltd.                                            11/25/03        $2.36
    Metallica Resources, Inc., Units                                 12/01/03        $1.69
    Nevada Pacific Gold Ltd.                                         08/28/03        $0.25
    Nevada Pacific Gold Ltd., Warrants (April 2004)                  08/28/03        $0.03
    New Bullet Group, Inc., Units                                    12/17/03        $0.27
    New Sleeper Gold Corp.                                           12/29/03        $0.76
    Northcott Gold, Inc., Special Warrants                           10/09/03        $0.07
    Olympus Pacific Minerals, Inc.                                   09/18/03        $0.22
    Olympus Pacific Minerals, Inc., Warrants (March 2004)            09/18/03        $0.00
    Oriel Resources plc                                              12/16/03        $0.26
    Osmium Holdings S.A.                                    10/22/96-01/29/98    $1,280.75
    Planet Exploration, Inc.                                         12/09/03        $1.07
    Planet Exploration, Inc., Warrants (December 2005)               12/09/03        $0.00
    SouthernEra Resources Ltd.                                       10/29/03        $4.89
    SouthernEra Resources Ltd., Warrants (November 2008)             10/29/03        $0.00
    Stingray Resources, Inc., Units                                  12/15/03        $0.76
    TVI Pacific, Inc., Units                                         10/24/03        $0.05
    UGL Enterprises Ltd., Units                                      12/09/03        $0.46
    Verena Minerals Corp., Units                                     10/30/03        $0.11
    Western Exploration & Development Ltd., 144A,
      Special Warrants                                               08/14/97        $0.50
    Yukon, Inc., Special Warrants                                    10/27/03        $1.00
    Zimasco Consolidated Enterprises Ltd.                   06/15/95-09/30/99        $3.73
CONVERTIBLE DEBENTURE
    Bolivar Gold Corp.                                               11/21/03        $0.77

At December 31, 2003, the total cost of restricted securities was $16,015,352, and the total value was $19,966,275, representing 6.92% of net assets.

-----------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)            December 31, 2003
-----------------------------------------------------------------------------

                                                               ACQUISITION       COST PER
SECURITY                                                          DATE             SHARE

GOLD SHARES FUND
------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    Diamond Fields International Ltd.                                11/04/03        $0.45
    Endeavour Mining Capital Corp.                                   10/27/03        $2.63
    Endeavour Mining Capital Corp., Warrants (April 2004)            10/27/03        $0.00
    Glencairn Gold Corp.                                             09/09/03        $0.29
    Glencairn Gold Corp., Units                                      11/18/03        $0.65
    Glencairn Gold Corp., Warrants (February 2005)                   09/09/03        $0.09

At December 31, 2003, the total cost of restricted securities was $1,084,760, and the total value was $1,583,733, representing 1.84% of net assets.

-----------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
-----------------------------------------------------------------------------

                                                              U.S. TREASURY
                                                               SECURITIES
                                                                CASH FUND

Investments, at identified cost                               $121,104,254
                                                              ============
ASSETS
---------------------------------------------------------------------------
Investments, at value:
    Securities                                                $ 70,371,648
    Repurchase agreements                                       50,732,606
Cash                                                                    --
Receivables:
    Investments sold                                            45,427,228
    Interest                                                       417,906
    Capital shares sold                                          5,976,061
    From adviser                                                        --
Other assets                                                        50,608
---------------------------------------------------------------------------
TOTAL ASSETS                                                   172,976,057
---------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------
Payables:
    Investments purchased                                       50,732,606
    Capital shares redeemed                                        814,422
    Adviser and affiliates                                          71,726
    Dividends and distributions                                     10,118
    Accounts payable and accrued expenses                           66,278
    Due to custodian                                                    --
---------------------------------------------------------------------------
TOTAL LIABILITIES                                               51,695,150
---------------------------------------------------------------------------

NET ASSETS                                                    $121,280,907
                                                              ============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------
Paid-in capital                                               $121,304,499
Accumulated undistributed net investment income (loss)              (5,120)
Accumulated net realized loss on investments                       (18,472)
Net unrealized appreciation of investments                              --
                                                              ------------
Net assets applicable to capital shares outstanding           $121,280,907
                                                              ============

    Capital shares outstanding, an unlimited number of no
      par shares authorized                                    121,354,047
                                                              ============

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE,
 PER SHARE                                                    $       1.00
                                                              ============

See accompanying notes to financial statements.



92

-----------------------------------------------------------------------------
                                                   December 31, 2003
-----------------------------------------------------------------------------

                                            U.S. GOVERNMENT
                                              SECURITIES           NEAR-TERM          TAX FREE
                                             SAVINGS FUND        TAX FREE FUND          FUND

Investments, at identified cost              $476,949,478         $19,019,664        $41,642,693
                                             ============         ===========        ===========
ASSETS
-------------------------------------------------------------------------------------------------
Investments, at value:
    Securities                               $476,949,478         $18,834,829        $42,843,086
    Repurchase agreements                              --             687,492            266,123
Cash                                                   --                  --            451,711
Receivables:
    Investments sold                           69,685,000             678,511            279,421
    Interest                                    1,292,162             259,269            536,265
    Capital shares sold                           723,169              19,244              2,131
    From adviser                                       --               3,550                 --
Other assets                                       20,911                 897              1,570
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                                  548,670,720          20,483,792         44,380,307
-------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------
Payables:
    Investments purchased                      68,681,845             687,492            717,834
    Capital shares redeemed                     1,726,086              10,263             15,429
    Adviser and affiliates                        146,523                  --             16,736
    Dividends and distributions                   276,919              49,835            135,792
    Accounts payable and accrued expenses          97,301              29,876             32,943
    Due to custodian                                1,268                  --                 --
-------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                             70,929,942             777,466            918,734
-------------------------------------------------------------------------------------------------

NET ASSETS                                   $477,740,778         $19,706,326        $43,461,573
                                             ============         ===========        ===========

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------
Paid-in capital                              $478,436,335         $19,324,721        $42,384,928
Accumulated undistributed net investment
 income (loss)                                    404,082              11,734             24,749
Accumulated net realized loss on investments   (1,099,639)           (132,786)          (414,620)
Net unrealized appreciation of investments             --             502,657          1,466,516
                                             ------------         -----------        -----------
Net assets applicable to capital shares
 outstanding                                 $477,740,778         $19,706,326        $43,461,573
                                             ============         ===========        ===========

    Capital shares outstanding, an
      unlimited number of no par shares
      authorized                              477,987,428           1,779,793          3,481,561
                                             ============         ===========        ===========
NET ASSET VALUE, PUBLIC OFFERING PRICE
 REDEMPTION PRICE, PER SHARE                 $       1.00         $     11.07        $     12.48
                                             ============         ===========        ===========

---------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
---------------------------------------------------------------------------

                                                ALL AMERICAN        CHINA REGION
                                                EQUITY FUND       OPPORTUNITY FUND

Investments, at identified cost                 $16,640,505         $43,069,349
                                                ===========         ===========
ASSETS
----------------------------------------------------------------------------------
Investments, at value:
    Securities of unaffiliated issuers          $19,520,020         $45,420,033
    Securities of affiliated issuers                     --           1,340,274
    Repurchase agreements                           682,534           6,429,200
Cash                                                 15,150                  --
Foreign currencies (cost $0, $13,566,
    $418,200 $0, $282,859)                               --              12,049
Receivables:
    Investments sold                              1,530,803           6,110,015
    Dividends                                        21,582              70,324
    Interest                                             32               1,391
    Capital shares sold                               8,467           1,053,485
    Unrealized appreciation on foreign
        currency exchange contracts - Note
        1 G                                              --                  --
Other assets                                            593                 368
----------------------------------------------------------------------------------
TOTAL ASSETS                                     21,779,181          60,437,139
----------------------------------------------------------------------------------

LIABILITIES
----------------------------------------------------------------------------------
Payables:
    Investments purchased                         1,072,287           6,664,221
    Capital shares redeemed                          20,338              17,221
    Adviser and affiliates                           14,754              58,301
    Accounts payable and accrued expenses            42,129              22,417
    Due to custodian                                     --             131,490
    Unrealized depreciation on foreign
        currency exchange contracts - Note
        1 G                                              --                  --
----------------------------------------------------------------------------------
TOTAL LIABILITIES                                 1,149,508           6,893,650
----------------------------------------------------------------------------------

NET ASSETS                                      $20,629,673         $53,543,489
                                                ===========         ===========

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
Paid-in capital                                 $20,292,782         $59,416,291
Accumulated net investment loss                     (43,546)           (473,077)
Accumulated net realized loss on
    investments and foreign currencies           (3,181,625)        (15,515,471)
Net unrealized appreciation of investments
    and other assets and liabilities
    denominated in foreign currencies             3,562,062          10,115,746
                                                -----------         -----------
Net assets applicable to capital shares
    outstanding                                 $20,629,673         $53,543,489
                                                ===========         ===========
    Capital shares outstanding, an
        unlimited number of no par shares
        authorized                                  905,837           8,158,276
                                                ===========         ===========
NET ASSET VALUE, PUBLIC OFFERING PRICE,
 REDEMPTION PRICE, PER SHARE                    $     22.77         $      6.56
                                                ===========         ===========

See accompanying notes to financial statements.

---------------------------------------------------------------------------
                                                         December 31, 2003
---------------------------------------------------------------------------

                                           GLOBAL RESOURCES       WORLD PRECIOUS         GOLD SHARES
                                                 FUND             MINERALS FUND              FUND

Investments, at identified cost              $187,045,522          $176,646,480          $ 50,101,828
                                             ============          ============          ============
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value:
    Securities of unaffiliated issuers       $182,680,872          $237,602,314          $ 70,512,653
    Securities of affiliated issuers            2,456,353            17,139,747                    --
    Repurchase agreements                      36,167,512            30,479,088            14,049,206
Cash                                              637,233               489,235                    --
Foreign currencies (cost $0, $13,566,
 $418,200, $0, $282,859)                          421,500                    --               286,762
Receivables:
    Investments sold                           28,154,352            35,952,991            16,577,784
    Dividends                                     329,287                47,998                15,345
    Interest                                        2,611                10,014                   663
    Capital shares sold                        12,572,711             5,863,400             1,194,663
    Unrealized appreciation on foreign
     currency exchange contracts - Note 1 G        18,705                 5,893                    --
Other assets                                          432                 3,258                 1,737
-------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                  263,441,568           327,593,938           102,638,813
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables:
    Investments purchased                      47,758,834            34,097,921            14,964,998
    Capital shares redeemed                       158,999             4,739,680             1,352,320
    Adviser and affiliates                        164,143               271,506                61,316
    Accounts payable and accrued expenses          21,926                29,197                67,274
    Due to custodian                                   --                33,918               144,321
    Unrealized depreciation on foreign
     currency exchange contracts - Note 1 G           421                   930                 1,241
-------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                              48,104,323            39,173,152            16,591,470
-------------------------------------------------------------------------------------------------------

NET ASSETS                                   $215,337,245          $288,420,786          $ 86,047,343
                                             ============          ============          ============

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                              $192,730,867          $247,618,526          $181,244,578
Accumulated net investment loss                (3,100,701)          (32,515,326)             (715,581)
Accumulated net realized loss on investments
 and foreign currencies                        (8,510,636)          (35,259,956)         (128,974,137)
Net unrealized appreciation of investments
 and other assets and liabilities
 denominated in foreign currencies             34,217,715           108,577,542            34,492,483
                                             ------------          ------------          ------------
Net assets applicable to capital shares
 outstanding                                 $215,337,245          $288,420,786          $ 86,047,343
                                             ============          ============          ============

    Capital shares outstanding, an
     unlimited number of no par value
     shares authorized                         25,181,847            17,314,523             9,825,529
                                             ============          ============          ============

NET ASSET VALUE, PUBLIC OFFERING
 PRICE, REDEMPTION PRICE, PER SHARE          $       8.55          $      16.66          $       8.76
                                             ============          ============          ============

---------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS (UNAUDITED)
---------------------------------------------------------------------------

                                                              U.S. TREASURY
                                                               SECURITIES
                                                                CASH FUND
NET INVESTMENT INCOME

INCOME:
---------------------------------------------------------------------------
    Interest and other                                           $649,458
                                                                 --------
        TOTAL INCOME                                              649,458

EXPENSES:
---------------------------------------------------------------------------
    Management fee                                               316,403
    Transfer agent fees and expenses                             122,315
    Accounting service fees and expenses                          20,219
    Professional fees                                             22,801
    Custodian fees                                                66,163
    Shareholder reporting                                         39,152
    Registration fees                                             14,562
    Trustee fees and expenses                                      9,200
    Miscellaneous                                                 27,626
                                                                 -------
        Total expenses before reductions                         638,441
    Expenses offset - Note 1 J                                        (6)
    Expenses reimbursed - Note 2                                 (28,023)
                                                                 -------
        NET EXPENSES                                             610,412

---------------------------------------------------------------------------
NET INVESTMENT INCOME                                             39,046
---------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 LOSS ON INVESTMENTS

    Net realized loss from securities                                 --
    Net change in unrealized depreciation of investments              --

---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS                                                       --
---------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                       $39,046
                                                                 =======

See accompanying notes to financial statements.


96


------------------------------------------------------------------------------
                                   For the Six Months Ended December 31, 2003
------------------------------------------------------------------------------
                                                  U.S. GOVERNMENT
                                                    SECURITIES           NEAR-TERM        TAX FREE
                                                   SAVINGS FUND        TAX FREE FUND        FUND
NET INVESTMENT INCOME

INCOME:
--------------------------------------------------------------------------------------------------
    Interest and other                              $2,669,088           $339,393         $986,956
                                                    ----------           --------         --------
        TOTAL INCOME                                 2,669,088            339,393          986,956

EXPENSES:
--------------------------------------------------------------------------------------------------
    Management fee                                   1,115,279             53,567          186,582
    Transfer agent fees and expenses                   263,138              7,848           10,452
    Accounting service fees and expenses                34,093             20,219           20,219
    Professional fees                                   25,310             17,091           17,275
    Custodian fees                                      48,624              7,617            9,553
    Shareholder reporting                               68,097              2,460            3,140
    Registration fees                                   23,787              8,835            7,687
    Trustee fees and expenses                            9,200              9,200            9,200
    Miscellaneous                                       60,839              2,172            3,268
                                                    ----------           --------         --------
        Total expenses before reductions             1,648,367            129,009          267,376
    Expenses offset - Note 1 J                              --                 (5)             (41)
    Expenses reimbursed - Note 2                      (499,582)           (80,795)         (93,192)
                                                    ----------           --------         --------
        NET EXPENSES                                 1,148,785             48,209          174,143

--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                1,520,303            291,184          812,813
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 LOSS ON INVESTMENTS

    Net realized loss from securities                   (2,426)           (55,742)         (76,361)
    Net change in unrealized depreciation of
     investments                                            --           (128,069)        (704,881)

--------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS                                         (2,426)          (183,811)        (781,242)
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
 RESULTS FROM OPERATIONS                            $1,517,877           $107,373         $ 31,571
                                                    ==========           ========         ========

-------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS (UNAUDITED)
-------------------------------------------------------------------------------

                                                ALL AMERICAN        CHINA REGION
                                                EQUITY FUND       OPPORTUNITY FUND

NET INVESTMENT INCOME

INCOME:
----------------------------------------------------------------------------------
    Dividends                                    $  125,587         $   207,293
    Foreign taxes withheld on dividends              (3,961)             (4,567)
                                                 ----------         -----------
        Net dividends                               121,626             202,726
    Interest and other (net of foreign taxes
    withheld $0, $871, $0, $0, $0)                    4,138              21,736
                                                 ----------         -----------
        TOTAL INCOME                                125,764             224,462

EXPENSES:
----------------------------------------------------------------------------------
    Management fee                                   72,562             168,958
    Transfer agent fees and expenses                 52,700              29,791
    Accounting service fees and expenses             20,219              21,393
    Professional fees                                29,007              23,957
    Custodian fees                                   13,199              29,755
    Shareholder reporting                            13,948               9,076
    Registration fees                                 6,957               6,180
    Trustee fees and expenses                         9,200               9,200
    Miscellaneous                                     7,323               6,290
                                                 ----------         -----------
        Total expenses before reductions            225,115             304,600
    Expenses offset - Note 1 J                          (38)                (89)
    Expenses reimbursed - Note 2                    (55,767)                 --
                                                 ----------         -----------
        NET EXPENSES                                169,310             304,511

----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        (43,546)            (80,049)
----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS

    Realized gain (loss) from:
        Securities                                  490,800             371,119
        Foreign currency transactions                  (257)             (7,995)
                                                 ----------         -----------
        NET REALIZED GAIN                           490,543             363,124
                                                 ----------         -----------
    Net change in unrealized appreciation
      (depreciation) of:
        Investments                               2,901,771          11,079,379
        Other assets and liabilities
          denominated in foreign currencies              13              (4,414)
                                                 ----------         -----------
        NET UNREALIZED APPRECIATION               2,901,784          11,074,965
----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                   3,392,327          11,438,089
----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $3,348,781         $11,358,040
                                                 ==========         ===========

See accompanying notes to financial statements.


98


-----------------------------------------------------------------------------------------------------------
                                                                For the Six Months Ended December 31, 2003
-----------------------------------------------------------------------------------------------------------
                                               GLOBAL RESOURCES       WORLD PRECIOUS         GOLD SHARES
                                                     FUND             MINERALS FUND              FUND
NET INVESTMENT INCOME

INCOME:
-----------------------------------------------------------------------------------------------------------
    Dividends                                    $   728,977           $    225,330          $   164,423
    Foreign taxes withheld on dividends              (87,155)               (12,985)              (7,015)
                                                 -----------           ------------          -----------
        Net dividends                                641,822                212,345              157,408
    Interest and other (net of foreign taxes
     withheld $0, $871, $0, $0, $0)                   55,101                121,573               30,748
                                                 -----------           ------------          -----------
        TOTAL INCOME                                 696,923                333,918              188,156

EXPENSES:
-----------------------------------------------------------------------------------------------------------
    Management fee                                   311,362                902,103              241,200
    Transfer agent fees and expenses                  34,654                128,236              167,650
    Accounting service fees and expenses              25,495                 44,105               27,800
    Professional fees                                 40,901                 62,820               45,054
    Custodian fees                                    35,569                 83,268               43,505
    Shareholder reporting                             11,735                 36,076               60,581
    Registration fees                                  6,277                 11,160               11,125
    Trustee fees and expenses                          9,200                  9,200                9,200
    Miscellaneous                                      8,843                 24,512               21,462
                                                 -----------           ------------          -----------
        Total expenses before reductions             484,036              1,301,480              627,577
    Expenses offset - Note 1 J                          (171)                  (359)                 (89)
    Expenses reimbursed - Note 2                          --                     --                   --
                                                 -----------           ------------          -----------
        NET EXPENSES                                 483,865              1,301,121              627,488

-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                         213,058               (967,203)            (439,332)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS

    Realized gain (loss) from:
        Securities                                   613,935             12,543,141            7,655,710
        Foreign currency transactions               (167,662)              (232,097)              (6,608)
                                                 -----------           ------------          -----------
        NET REALIZED GAIN                            446,273             12,311,044            7,649,102
                                                 -----------           ------------          -----------
    Net change in unrealized appreciation
     (depreciation) of:
        Investments                               30,818,707             99,558,815           25,039,112
        Other assets and liabilities
         in foreign currencies                       (40,556)                 3,214               31,889
                                                 -----------           ------------          -----------
        NET UNREALIZED APPRECIATION               30,778,151             99,562,029           25,071,001
-----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                   31,224,424            111,873,073           32,720,103
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $31,437,482           $110,905,870          $32,280,771
                                                 ===========           ============          ===========

-----------------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------
                                                          U.S. TREASURY SECURITIES
                                                                  CASH FUND
                                                    -------------------------------------
                                                    SIX MONTHS ENDED
                                                    DECEMBER 31, 2003        YEAR ENDED
                                                       (UNAUDITED)          JUNE 30, 2003

INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
-----------------------------------------------------------------------------------------
    Net investment income                             $     39,046          $    680,359
    Net realized gain (loss)                                    --                  (285)
    Net unrealized appreciation (depreciation)                  --                    --
                                                      ------------          ------------
        NET INCREASE IN NET ASSETS
          RESULTING FROM OPERATIONS                         39,046               680,074

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------
    From net investment income                             (47,110)             (751,704)
                                                      ------------          ------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                (47,110)             (751,704)

FROM CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------
    Proceeds from shares sold                          444,964,400           863,618,552
    Distributions reinvested                                34,790               710,363
                                                      ------------          ------------
                                                       444,999,190           864,328,915
    Cost of shares redeemed                           (447,589,497)         (875,308,077)
                                                      ------------          ------------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
          CAPITAL SHARE TRANSACTIONS                    (2,590,307)          (10,979,162)

-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   (2,598,371)          (11,050,792)
-----------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                                    123,879,278           134,930,070

-----------------------------------------------------------------------------------------
END OF PERIOD                                         $121,280,907          $123,879,278
-----------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (loss), end of period                               $     (5,120)         $      2,944
                                                      ============          ============

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------
    Shares sold                                        444,964,400           863,618,552
    Shares reinvested                                       34,790               710,363
    Shares redeemed                                   (447,589,497)         (875,308,077)
                                                      ------------          ------------
        NET SHARE ACTIVITY                              (2,590,307)          (10,979,162)
                                                      ============          ============

See accompanying notes to financial statements.


100

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------


                                               U.S. GOVERNMENT SECURITIES
                                                      SAVINGS FUND                               NEAR-TERM TAX FREE FUND
                                         ---------------------------------------         ---------------------------------------
                                         SIX MONTHS ENDED                                SIX MONTHS ENDED
                                         DECEMBER 31, 2003          YEAR ENDED           DECEMBER 31, 2003          YEAR ENDED
                                            (UNAUDITED)            JUNE 30, 2003            (UNAUDITED)            JUNE 30, 2003
INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
--------------------------------------------------------------------------------------------------------------------------------
    Net investment income                  $  1,520,303            $  6,615,154             $   291,184             $   476,265
    net realized gain (loss)                     (2,426)                 (9,319)                (55,742)                 35,407
    Net unrealized appreciation
     (depreciation)                                  --                      --                (128,069)                395,074
                                           ------------            ------------             -----------             -----------
        NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS            1,517,877               6,605,835                 107,373                 906,746

DISTRIBUTIONS TO SHAREHOLDERS:
-------------------------------------------------------------------------------------------------------------------------------
    From net investment income               (1,597,019)             (6,815,829)               (289,844)               (478,091)
                                           ------------            ------------             -----------             -----------
        TOTAL DISTRIBUTIONS TO
         SHAREHOLDERS                        (1,597,019)             (6,815,829)               (289,844)               (478,091)

FROM CAPITAL SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold               154,660,309             335,896,920               5,161,055              17,450,837
    Distributions reinvested                  1,292,610               6,670,375                 218,744                 441,277
                                           ------------            ------------             -----------             -----------
                                            155,952,919             342,567,295               5,379,799              17,892,114
    Cost of shares redeemed                (207,962,246)           (504,370,898)             (7,469,789)             (6,093,639)
                                           ------------            ------------             -----------             -----------

        NET INCREASE (DECREASE) IN
         NET ASSETS FROM CAPITAL SHARE
         TRANSACTIONS                       (52,009,327)           (161,803,603)             (2,089,990)             11,798,475

-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS       (52,088,469)           (162,013,597)             (2,272,461)             12,227,130
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                         529,829,247             691,842,844              21,978,787               9,751,657

-------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                              $477,740,778            $529,829,247             $19,706,326             $21,978,787
-------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment
 income (loss), end of period              $    404,082            $    480,798             $    11,734             $    10,394
                                           ============            ============             ===========             ===========

CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------------
    Shares sold                             154,660,309             335,896,920                 466,437               1,581,563
    Shares reinvested                         1,292,610               6,670,375                  19,854                  40,016
    Shares redeemed                        (207,962,246)           (504,370,898)               (678,924)               (551,304)
                                           ------------            ------------             -----------             -----------
        NET SHARE ACTIVITY                  (52,009,327)           (161,803,603)               (192,633)              1,070,275
                                           ============            ============             ===========             ===========

------------------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------
                                                                TAX FREE FUND
                                                   ---------------------------------------
                                                   SIX MONTHS ENDED
                                                   DECEMBER 31, 2003          YEAR ENDED
                                                      (UNAUDITED)            JUNE 30, 2003

INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
------------------------------------------------------------------------------------------
    Net investment income (loss)                     $    812,813             $ 1,213,285
    Net realized gain (loss)                              (76,361)                152,900
    Net unrealized appreciation (depreciation)           (704,881)              1,440,495
                                                     ------------             -----------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                        31,571               2,806,680

DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------
    From net investment income                           (809,054)             (1,213,917)
                                                     ------------             -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS              (809,054)             (1,213,917)

FROM CAPITAL SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------
    Proceeds from shares sold                          12,569,039              49,605,702
    Distributions reinvested                              629,069               1,098,784
    Paid-in capital portion of short-term trading
     fee                                                       --                      --
                                                     ------------             -----------
                                                       13,198,108              50,704,486
    Cost of shares redeemed                           (24,241,742)            (18,712,637)
                                                     ------------             -----------

        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS             (11,043,634)             31,991,849

------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                 (11,821,117)             33,584,612
------------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                                    55,282,690              21,698,078
------------------------------------------------------------------------------------------
END OF PERIOD                                        $ 43,461,573             $55,282,690
------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (loss), end of period                              $     24,749             $    20,990
                                                     ============             ===========

CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------
    Shares sold                                         1,018,000               4,005,999
    Shares reinvested                                      51,072                  88,017
    Shares redeemed                                    (1,957,914)             (1,505,744)
                                                     ------------             -----------
        NET SHARE ACTIVITY                               (888,842)              2,588,272
                                                     ============             ===========

See accompanying notes to financial statements.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                                                                      CHINA REGION
                                                ALL AMERICAN EQUITY FUND                            OPPORTUNITY FUND
                                         ---------------------------------------         ---------------------------------------
                                         SIX MONTHS ENDED                                SIX MONTHS ENDED
                                         DECEMBER 31, 2003          YEAR ENDED           DECEMBER 31, 2003          YEAR ENDED
                                            (UNAUDITED)            JUNE 30, 2003            (UNAUDITED)            JUNE 30, 2003
INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
--------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)            $   (43,546)            $   (21,087)            $   (80,049)            $   (62,507)
    Net realized gain (loss)                    490,543              (1,452,818)                363,124                (992,220)
    Net unrealized appreciation
     (depreciation)                           2,901,784                (487,063)             11,074,965                 413,867
                                            -----------             -----------             -----------             -----------
        NET INCREASE (DECREASE) IN NET
         ASSETS RESULTING FROM OPERATIONS     3,348,781              (1,960,968)             11,358,040                (640,860)

DISTRIBUTIONS TO SHAREHOLDERS:
--------------------------------------------------------------------------------------------------------------------------------
    From net investment income                       --                      --                (389,832)                     --
                                            -----------             -----------             -----------             -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS          --                      --                (389,832)                     --

FROM CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                 2,933,554               4,900,381              45,433,814              12,455,142
    Distributions reinvested                         --                      --                 375,803                      --
    Paid-in capital portion of
     short-term trading fee                         975                   1,748                  94,107                  31,567
                                            -----------             -----------             -----------             -----------
                                              2,934,529               4,902,129              45,903,724              12,486,709
    Cost of shares redeemed                  (3,987,511)             (5,320,669)            (16,143,088)            (11,033,754)
                                            -----------             -----------             -----------             -----------

        NET INCREASE (DECREASE) IN NET
         ASSETS FROM CAPITAL SHARE
         TRANSACTIONS                        (1,052,982)               (418,540)             29,760,636               1,452,955

--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         2,295,799              (2,379,508)             40,728,844                 812,095
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                          18,333,874              20,713,382              12,814,645              12,002,550

--------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                               $20,629,673             $18,333,874             $53,543,489             $12,814,645
--------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment
 income (loss), end of period               $   (43,546)            $        --             $  (473,077)            $    (3,196)
                                            ===========             ===========             ===========             ===========

CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                 143,507                 276,632               7,870,387               3,269,404
    Shares reinvested                                --                      --                  58,903                      --
    Shares redeemed                            (195,091)               (296,261)             (2,843,545)             (2,939,535)
                                            -----------             -----------             -----------             -----------
         NET SHARE ACTIVITY                     (51,584)                (19,629)              5,085,745                 329,869
                                            ===========             ===========             ===========             ===========

-----------------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------
                                                             GLOBAL RESOURCES FUND
                                                     -------------------------------------
                                                     SIX MONTHS ENDED
                                                     DECEMBER 31, 2003        YEAR ENDED
                                                        (UNAUDITED)          JUNE 30, 2003


INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
------------------------------------------------------------------------------------------
    Net investment income (loss)                       $    213,058           $  (145,113)
    Net realized gain (loss)                                446,273                21,597
    Net unrealized appreciation (depreciation)           30,778,151               707,173
                                                       ------------           -----------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                      31,437,482               583,657

DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------
    From net investment income                           (2,895,600)             (230,003)
                                                       ------------           -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS              (2,895,600)             (230,003)

FROM CAPITAL SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------
    Proceeds from shares sold                           191,978,570             9,565,719
    Distributions reinvested                              2,804,886               216,460
    Paid-in capital portion of short-term trading
     fee                                                     13,254                 9,913
                                                       ------------           -----------
                                                        194,796,710             9,792,092
    Cost of shares redeemed                             (22,885,554)          (10,161,261)
                                                       ------------           -----------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS               171,911,156              (369,169)

------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   200,453,038               (15,515)
------------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                                      14,884,207            14,899,722

------------------------------------------------------------------------------------------
END OF PERIOD                                          $215,337,245           $14,884,207
------------------------------------------------------------------------------------------

Accumulated undistributed net investment loss, end
 of period                                             $ (3,100,701)          $  (418,159)
                                                       ============           ===========

CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------
    Shares sold                                          24,985,206             2,089,242
    Shares reinvested                                       340,812                51,172
    Shares redeemed                                      (3,038,172)           (2,270,820)
                                                       ------------           -----------
        NET SHARE ACTIVITY                               22,287,846              (130,406)
                                                       ============           ===========

See accompanying notes to financial statements.



104



---------------------------------------------------------------------------

---------------------------------------------------------------------------


                                                    WORLD PRECIOUS
                                                     MINERALS FUND                             GOLD SHARES FUND
                                         -------------------------------------       -------------------------------------
                                         SIX MONTHS ENDED                            SIX MONTHS ENDED
                                         DECEMBER 31, 2003        YEAR ENDED         DECEMBER 31, 2003        YEAR ENDED
                                            (UNAUDITED)          JUNE 30, 2003          (UNAUDITED)          JUNE 30, 2003
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
-------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)           $   (967,203)         $ (1,000,567)          $  (439,332)          $  (877,419)
    Net realized gain (loss)                 12,311,044             4,176,697             7,649,102            (1,333,628)
    Net unrealized appreciation
     (depreciation)                          99,562,029            (6,590,466)           25,071,001               134,090
                                           ------------          ------------           -----------           -----------
        NET INCREASE (DECREASE) IN NET
         ASSETS RESULTING FROM OPERATIONS   110,905,870            (3,414,336)           32,280,771            (2,076,957)

DISTRIBUTIONS TO SHAREHOLDERS:
--------------------------------------------------------------------------------------------------------------------------
    From net investment income              (28,067,072)           (2,305,012)             (247,151)                   --
                                           ------------          ------------           -----------           -----------
        TOTAL DISTRIBUTIONS TO
         SHAREHOLDERS                       (28,067,072)           (2,305,012)             (247,151)                   --

FROM CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold               442,060,474           617,471,740           114,213,315           108,006,550
    Distributions reinvested                 26,655,112             2,200,668               232,435                    --
    Paid-in capital portion of
     short-term trading fee                     641,138             1,402,876               208,576               207,077
                                           ------------          ------------           -----------           -----------
                                            469,356,724           621,075,284           114,654,326           108,213,627
    Cost of shares redeemed                (370,987,080)         (605,187,869)         (106,360,155)         (113,328,412)
                                           ------------          ------------           -----------           -----------
        NET INCREASE (DECREASE) IN NET
         ASSETS FROM CAPITAL SHARE
         TRANSACTIONS                        98,369,644            15,887,415             8,294,171            (5,114,785)

--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS       181,208,442            10,168,067            40,327,791            (7,191,742)
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                         107,212,344            97,044,277            45,719,552            52,911,294

--------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                              $288,420,786          $107,212,344           $86,047,343           $45,719,552
--------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment
 loss, end of period                       $(32,515,326)         $ (3,481,051)          $  (715,581)          $   (29,098)
                                           ============          ============           ===========           ===========

CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
    Shares sold                              32,250,690            68,090,367            16,559,673            22,960,311
    Shares reinvested                         1,746,731               231,893                28,802                    --
    Shares redeemed                         (27,678,523)          (66,629,273)          (15,589,741)          (24,159,232)
                                           ------------          ------------           -----------           -----------
        NET SHARE ACTIVITY                    6,318,898             1,692,987               998,734            (1,198,921)
                                           ============          ============           ===========           ===========

----------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)               December 31, 2003
----------------------------------------------------------------------------

NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

 U.S. Global Investors Funds (Trust) is organized as a Massachusetts business trust, consisting of nine separate funds (funds), as follows: U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, All American Equity, China Region Opportunity, Global Resources, World Precious Minerals and Gold Shares. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended. All funds are diversified with the exception of China Region Opportunity, Global Resources, World Precious Minerals and Gold Shares.

 The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

 A. SECURITY VALUATIONS

 The funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase and investments of U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds are valued at amortized cost, which approximates market value. An independent pricing service values municipal securities and long-term U.S. Government obligations using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

 B. FAIR VALUED SECURITIES

 Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management's judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer's management, quality of the underlying property based on review of independent geological studies, the extent of the fund's investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

 For securities traded on international exchanges, if events which may materially affect the value of the fund's securities occur after the close of the primary

----------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)               December 31, 2003
----------------------------------------------------------------------------

 exchange and before the fund's net asset value is next determined then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees.

 C. SECURITY TRANSACTIONS AND INVESTMENT INCOME

 Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the funds are informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income.

 The funds may purchase securities on a when-issued or delayed-delivery basis and segregate the liquid assets on their books to collateralize the obligation until trade settlement. Such investments are accounted for in the same manner as marketable portfolio securities.

 The equity funds may invest in private placements and initial public offerings (IPOs), the volatility of which may significantly affect performance. There is no guarantee that these high-risk investments will affect a fund's performance in the same way in the future.

 Each fund may temporarily loan securities up to 10% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. These fees are recorded as securities lending income. The loans are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the types of securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. In the event of default or bankruptcy by the borrower, retention of the collateral may be subject to legal proceedings. The securities lending agreement was terminated in fiscal 2003. There were no securities on loan at December 31, 2003.

 D. REPURCHASE AGREEMENTS

 The funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in

----------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)               December 31, 2003
----------------------------------------------------------------------------

 repurchase agreements, and each participating fund owns an undivided interest in the account.

 E. OPTIONS

 Some funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risk of a change in value of the underlying instruments, an illiquid secondary market, or that the counterparty may fail to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. There were no written options open at December 31, 2003.

 Purchase option transactions during the six months ended December 31, 2003 were as follows:

                                                             WORLD PRECIOUS
                            GLOBAL RESOURCES FUND             MINERALS FUND               GOLD SHARES FUND
                         ---------------------------------------------------------------------------------------
                         NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS
                         CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)
  Options outstanding
    at June 30, 2003         200        $ 38,583        21,550       $ 2,514,891      11,650       $1,460,779
  Options purchased        1,250          93,750         4,000           298,000       1,250           93,750
  Options sold              (200)        (38,583)       (9,600)       (1,428,395)     (5,400)        (897,035)
  Options expired             --              --        (6,750)         (414,500)     (3,450)        (201,900)
                           -----        --------        ------       -----------      ------       ----------
  Options outstanding
    at December 31, 2003   1,250        $ 93,750         9,200       $   969,996       4,050       $  455,594
                           =====        ========        ======       ===========      ======       ==========

 F. FOREIGN CURRENCY TRANSACTIONS

 Some funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted to U.S. dollars at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other unrealized foreign currency gains or losses are reported separately.

 G. FORWARD FOREIGN CURRENCY CONTRACTS

 The funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the

----------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)               December 31, 2003
----------------------------------------------------------------------------

 difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

 Open forward foreign currency contracts at December 31, 2003 were:

                                           FOREIGN    IN EXCHANGE   SETTLEMENT                UNREALIZED      UNREALIZED
  FUND CONTRACT                           CURRENCY      FOR USD        DATE       VALUE      APPRECIATION   (DEPRECIATION)
  ------------------------------------------------------------------------------------------------------------------------
  Global Resources
      PURCHASES:
      Canadian Dollar                     1,188,486   $  911,346     12/31/03   $  919,418     $ 8,072         $    --
      Canadian Dollar                       880,000      681,115     12/31/03      680,772          --            (343)
      Canadian Dollar                     1,730,433    1,328,038     01/02/04    1,338,671      10,633              --
      Canadian Dollar                       200,000      154,799     01/02/04      154,721          --             (78)
                                          ---------   ----------                ----------     -------         -------
                                          3,998,919    3,075,298                 3,093,582      18,705            (421)
  World Precious Minerals
      PURCHASES:
      Canadian Dollar                        99,264   $   76,117     12/31/03   $   76,791     $   674         $    --
      Canadian Dollar                     2,090,000    1,617,647     12/31/03    1,616,834          --            (813)
      Canadian Dollar                       849,375      651,861     01/02/04      657,080       5,219              --
      Canadian Dollar                       300,000      232,198     01/07/04      232,081          --            (117)
                                          ---------   ----------                ----------     -------         -------
                                          3,338,639    2,577,823                 2,582,786       5,893            (930)
  Gold Shares
      SALES:
      Canadian Dollar                       198,200   $  152,087     12/31/03   $  153,328     $    --         $(1,241)

 H. FEDERAL INCOME TAXES

 The funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required.

 I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

 The funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications are made within the funds' capital accounts to reflect income and gains available for distribution under income tax regulations.

 The funds generally make distributions at least annually. The U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds accrue dividends, on a daily basis with payment monthly. Tax Free and Near-Term Tax Free pay monthly dividends. Dividends and distributions payable at period end are processed for reinvestment on the following business day.

----------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)               December 31, 2003
----------------------------------------------------------------------------

 J. EXPENSES

 Each fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Expense offset arrangements have been made with the funds' custodian so the custodian fees may be paid indirectly by credits earned on the funds' cash balances. Such deposit arrangements are an alternative to overnight investments.


 K. SHORT-TERM TRADING (REDEMPTION) FEES

 Shares held in the All American Equity Fund less than 30 days are subject to a short-term trading fee equal to 0.10% of the proceeds of the redeemed shares. Shares held in the China Region Opportunity Fund less than 180 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. Shares held in the Global Resources, World Precious Minerals and Gold Shares Funds held less than 30 days are subject to a short-term trading fee equal to 0.25% of the proceeds of the redeemed shares. These fees, which are retained by the funds, are accounted for as an addition to paid-in capital.

 L. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION

 The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2: RELATED PARTY TRANSACTIONS

 U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through February 28, 2005, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the funds, is the controlling owner of the Adviser.

----------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)               December 31, 2003
----------------------------------------------------------------------------

 For the services of the Adviser, each fund pays a management fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:


                                          ANNUAL PERCENTAGE OF
               FUND                     AVERAGE DAILY NET ASSETS
  --------------------------------------------------------------------
  Gold Shares, All American        .75% of the first $250,000,000 and
  Equity and Tax Free              .50% of the excess

  U.S. Treasury Securities Cash    .50% of the first $250,000,000 and
  and U.S. Government Securities   .375% of the excess
  Savings

  World Precious Minerals and      1.00% of the first $250,000,000 and
  Global Resources                 .50% of the excess

  Near-Term Tax Free               0.50%

  China Region Opportunity         1.25%

 The Adviser has voluntarily agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the six months ended December 31, 2003 were voluntarily limited as follows: U.S. Government Securities Savings at 0.45%, Near-Term Tax Free at 0.45%, Tax Free at 0.70% and All American Equity at 1.75%. In addition, the Adviser has contractually limited total fund operating expenses to not exceed 0.45% for the U.S. Government Securities Savings
 Fund, 0.45% for the Near-Term Tax Free Fund, 0.70% for the Tax Free Fund and 1.75% for the All American Equity Fund on an annualized basis through June 30, 2004, and until such later date as the Adviser determines.

 The Adviser has also voluntarily agreed to waive fees and/or reimburse U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund to the extent necessary to maintain the fund's yield at a certain level as determined by the Adviser (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund's yield to fall below the Minimum Yield. For the six months ended December 31, 2003, fees waived and/or expenses reimbursed as a result of this agreement were $28,023 and $0 for the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively. These amounts are recoverable by the Adviser through June 30, 2007.

 United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is the transfer agent for the funds. Each fund pays an annual fee based on its number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the funds. Brown Brothers Harriman & Co. serves as the custodian,

----------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)               December 31, 2003
----------------------------------------------------------------------------

 fund accounting and administration service agent with a fee structure based primarily on average net assets of the funds. Additionally, the Adviser was reimbursed for in-house legal and internal administration services pertaining to each fund during the six months ended December 31, 2003, in the amounts of $116,483 and $16,004, respectively.

 During the six months ended December 31, 2003, A & B Mailers, Inc., a wholly-owned subsidiary of the Adviser, was paid $152,320 for mailing services provided to the funds.

 The five independent Trustees receive compensation for serving on the Board. The Chairman and members of special committees receive additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the funds for serving on the Board.

NOTE 3: INVESTMENT ACTIVITY

 Purchases and sales of long-term securities for the six months ended December 31, 2003, are summarized as follows:

  FUND                                         PURCHASES        SALES
  ----------------------------------------------------------------------
  Near-Term Tax Free                          $  2,556,107   $ 4,086,384
  Tax Free                                       6,249,728    13,976,917
  All American Equity                            8,147,151     9,105,857
  China Region Opportunity                      30,018,077     6,083,966
  Global Resources                             142,293,358     3,578,888
  World Precious Minerals                      133,354,294    81,194,485
  Gold Shares                                   27,222,138    31,737,134

 U.S. Treasury Securities Cash and U.S. Government Securities
 Savings held only short-term investments. The funds neither purchased nor sold long-term U.S. government securities during the period.

 Investments in foreign issuers as a percent of total investments at December 31, 2003 were: 81.08% of China Region Opportunity, 57.11% of Global Resources, 82.15% of World Precious Minerals and 76.36% of Gold Shares.

----------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)               December 31, 2003
----------------------------------------------------------------------------

NOTE 4: TAX INFORMATION

 The following table presents the income tax basis of the securities owned at December 31, 2003, and the tax basis components of net unrealized appreciation or depreciation:

                                                   GROSS          GROSS       NET UNREALIZED
                                  AGGREGATE      UNREALIZED     UNREALIZED     APPRECIATION
              FUND                 TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
  ------------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash  $121,104,254   $        --    $        --     $         --
  U.S. Government Securities
    Savings                       476,949,478            --             --               --
  Near-Term Tax Free               19,019,664       516,466        (13,809)         502,657
  Tax Free                         41,642,693     1,513,536        (47,020)       1,466,516
  All American Equity              16,640,505     3,892,902       (330,853)       3,562,049
  China Region Opportunity         43,069,349    11,537,227     (1,417,069)      10,120,158
  Global Resources                187,045,522    35,179,673       (920,458)      34,259,215
  World Precious Minerals         176,646,480   115,350,602     (6,775,933)     108,574,669
  Gold Shares                      50,101,828    34,663,771       (203,740)      34,460,031

 All distributions paid during the six months ended December 31, 2003, as shown on the Statements of Changes in Net Assets, are taxable as ordinary income to shareholders.

 Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. The loss carryforwards and related expiration dates for each fund, as of June 30, 2003, are as follows:

                                                          LOSS              EXPIRATION
                        FUND                          CARRYFORWARDS            DATE
  -------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash                       $     18,472          2007 - 2011
  U.S. Government Securities Savings                     1,087,560          2004 - 2005
  Near-Term Tax Free                                        77,044          2008 - 2009
  Tax Free                                                 338,259                 2009
  All American Equity                                    3,391,251          2010 - 2011
  China Region Opportunity                              14,881,948          2004 - 2011
  Global Resources                                       8,949,840          2007 - 2011
  World Precious Minerals                               46,759,906          2007 - 2010
  Gold Shares                                          136,323,572          2004 - 2011

----------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)               December 31, 2003
----------------------------------------------------------------------------

                                POST OCTOBER 31, 2002       POST OCTOBER 31, 2002
              FUND                 CAPITAL LOSSES           CURRENCY LOSS DEFERRAL
  --------------------------------------------------------------------------------
  U.S. Government Securities
    Savings                            $  9,653                     $   --
  All American Equity                   212,876                         --
  China Region Opportunity              917,197                      2,477
  World Precious Minerals               355,549                         --
  Gold Shares                                --                      3,855

 The amounts above, in accordance with tax rules, are deemed to have occurred on July 1, 2003.

NOTE 5: RISKS OF CONCENTRATIONS

 China Region Opportunity may be exposed to risks not typically associated with investments in the United States, due to concentration of investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.

 The investment policies of Gold Shares and World Precious Minerals present unique risks to their respective portfolios' values. The prices of gold and other precious metals may be subject to fluctuations caused by international monetary and political developments including trade or currency restrictions, currency devaluation and revaluation, and social and political conditions within a country. Fluctuations in the prices of gold and other precious metals will affect the market values of the securities held by these funds.

NOTE 6: CREDIT ARRANGEMENTS

 Each of the U.S. Global Investors Funds, along with other funds under common management, has a revolving credit facility with Brown Brothers Harriman & Co. (BBH). Borrowings of each fund are collateralized by any or all of the securities held by BBH as the fund's custodian. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2%. Each fund has a maximum borrowing limit of 10% of qualified assets. The aggregate borrowings by all the funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the revolving credit facility at December 31, 2003.

NOTE 7: SHARES OF BENEFICIAL INTEREST

 At December 31, 2003, individual shareholders holding more than 5% of outstanding shares comprised 6.28% of the Near-Term Tax Free
 Fund and 52.33% of the Tax Free Fund.

-----------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

U.S. TREASURY SECURITIES CASH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/03        2003       2002       2001       2000       1999
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                           --(a)      .01        .01        .05        .04        .04
  Net realized and unrealized gain                --          --         --         --         --         --
                                            --------    --------   --------   --------   --------   --------
  Total from investment activities                --(a)      .01        .01        .05        .04        .04
                                            --------    --------   --------   --------   --------   --------
Distributions from net investment income          --(a)     (.01)      (.01)      (.05)      (.04)      (.04)

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)        .04%        .57%      1.43%      4.59%      4.49%      3.92%
Ratios to Average Net Assets (c):
  Net investment income                          .06%        .52%      1.43%      4.62%      4.33%      3.87%
  Total expenses                                1.00%        .97%      1.00%      1.06%      1.04%      1.01%
  Expenses reimbursed or offset                 (.04)%        --         --         --         --         --
  Net expenses                                   .96%        .97%      1.00%      1.06%      1.04%      1.01%

Net assets, end of period (in thousands)    $121,281    $123,879   $134,930   $130,832   $137,172   $155,767

U.S. GOVERNMENT SECURITIES SAVINGS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/03        2003       2002       2001       2000       1999
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                           --(a)      .01        .02        .05        .05        .05
  Net realized and unrealized gain                --(a)       --         --         --         --         --
                                            --------    --------   --------   --------   --------   --------
  Total from investment activities                --         .01        .02        .05        .05        .05
                                            --------    --------   --------   --------   --------   --------
Distributions from net investment income          --(a)     (.01)      (.02)      (.05)      (.05)      (.05)

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)        .32%       1.09%      2.20%      5.42%      5.44%      4.90%
Ratios to Average Net Assets (c):
  Net investment income                          .60%       1.08%      2.20%      5.41%      5.26%      4.78%
  Total expenses                                 .65%        .61%       .59%       .60%       .60%       .61%
  Expenses reimbursed or offset                 (.20)%      (.16)%     (.14)%     (.20)%     (.20)%     (.30)%
  Net expenses                                   .45%        .45%       .45%       .40%       .40%       .31%

Net assets, end of period (in thousands)    $477,741    $529,829   $691,843   $782,242   $755,140   $790,148

(a)The per share amount does not round to a full penny.

(b)Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

-----------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

NEAR-TERM TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                              12/03       2003      2002      2001      2000      1999
NET ASSET VALUE, BEGINNING OF PERIOD         $11.14     $10.81    $10.61    $10.31    $10.47    $10.64
------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                         .16        .32       .40       .43       .44       .42
  Net realized and unrealized gain
    (loss)                                     (.08)       .32       .19       .30      (.17)     (.17)
                                            -------    -------    ------    ------    ------    ------
  Total from investment activities              .08        .64       .59       .73       .27       .25
                                            -------    -------    ------    ------    ------    ------
Distributions from net investment income       (.15)      (.31)     (.39)     (.43)     (.43)     (.42)

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $11.07     $11.14    $10.81    $10.61    $10.31    $10.47
------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)       .76%      5.97%     5.65%     7.21%     2.65%     2.35%
Ratios to Average Net Assets (b):
  Net investment income                        2.72%      2.83%     3.73%     4.15%     4.10%     3.93%
  Total expenses                               1.20%      1.44%     2.63%     2.72%     2.45%     2.25%
  Expenses reimbursed or offset                (.75)%     (.94)%   (2.01)%   (2.02)%   (1.75)%   (1.55)%
  Net expenses                                  .45%       .50%      .62%      .70%      .70%      .70%
Portfolio turnover rate                          13%        20%       19%       23%       24%       38%

Net assets, end of period (in thousands)    $19,706    $21,979    $9,752    $6,035    $5,222    $7,411

TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/03      2003      2002      2001      2000      1999
NET ASSET VALUE, BEGINNING OF PERIOD        $12.65    $12.18    $11.95    $11.38    $11.80    $12.20
----------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                        .22       .42       .50       .53       .56       .55
  Net realized and unrealized gain
    (loss)                                    (.18)      .48       .23       .57      (.39)     (.37)
                                           -------   -------   -------   -------   -------   -------
  Total from investment activities             .04       .90       .73      1.10       .17       .18
                                           -------   -------   -------   -------   -------   -------
Distributions
  From net investment income                  (.21)     (.43)     (.50)     (.53)     (.55)     (.55)
  From net realized gains                       --        --        --        --      (.04)     (.03)
                                           -------   -------   -------   -------   -------   -------
  Total distributions                         (.21)     (.43)     (.50)     (.53)     (.59)     (.58)

----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $12.48    $12.65    $12.18    $11.95    $11.38    $11.80
----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)      .33%     7.49%     6.18%     9.81%     1.57%     1.39%
Ratios to Average Net Assets (b):
  Net investment income                       3.27%     3.34%     4.13%     4.50%     4.80%     4.54%
  Total expenses                              1.07%     1.22%     1.56%     1.53%     1.53%     1.45%
  Expenses reimbursed or offset               (.37)%    (.52)%    (.86)%    (.83)%    (.83)%    (.75)%
  Net expenses                                 .70%      .70%      .70%      .70%      .70%      .70%
Portfolio turnover rate                         13%       26%       22%       19%       16%       42%

Net assets, end of period (in thousands)   $43,462   $55,283   $21,698   $20,248   $18,380   $24,042

(a)Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

-----------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

ALL AMERICAN EQUITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/03      2003      2002      2001      2000      1999
NET ASSET VALUE, BEGINNING OF PERIOD        $19.15    $21.20    $25.44    $45.18    $44.78    $38.80
----------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                (.05)     (.03)     (.03)      .08       .33       .26
  Net realized and unrealized gain
    (loss)                                    3.67     (2.02)    (4.20)   (11.42)      .90      7.10
                                           -------   -------   -------   -------   -------   -------
  Total from investment activities            3.62     (2.05)    (4.23)   (11.34)     1.23      7.36
                                           -------   -------   -------   -------   -------   -------
Distributions
  From net investment income                    --        --      (.01)     (.08)     (.33)     (.26)
  From net realized gains                       --        --        --     (8.32)     (.50)    (1.12)
                                           -------   -------   -------   -------   -------   -------
  Total distributions                           --        --      (.01)    (8.40)     (.83)    (1.38)

----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $22.77    $19.15    $21.20    $25.44    $45.18    $44.78
----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)    18.90%    (9.67)%  (16.62)%  (27.96)%    2.72%    19.49%
Ratios to Average Net Assets (b):
  Net investment income (loss)                (.45)%    (.12)%    (.12)%     .25%      .28%      .66%
  Total expenses                              2.33%     2.56%     2.19%     1.69%     1.53%     1.56%
  Expenses reimbursed or offset               (.58)%   (1.06)%    (.73)%    (.69)%    (.53)%    (.56)%
  Net expenses                                1.75%     1.50%     1.46%     1.00%     1.00%     1.00%
Portfolio turnover rate                         45%      119%       75%       85%       21%       25%

Net assets, end of period (in thousands)   $20,630   $18,334   $20,713   $26,942   $44,038   $53,202

CHINA REGION OPPORTUNITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/03      2003      2002      2001      2000      1999
NET ASSET VALUE, BEGINNING OF PERIOD         $4.17     $4.38     $4.92     $6.11     $5.58     $4.09
----------------------------------------------------------------------------------------------------

Investment Activities
  Net investment loss                         (.01)     (.02)     (.04)     (.04)     (.02)     (.03)
  Net realized and unrealized gain
    (loss)                                    2.45      (.19)     (.50)    (1.09)      .55      1.55
                                           -------   -------   -------   -------   -------   -------
  Total from investment activities            2.44      (.21)     (.54)    (1.13)      .53      1.52
                                           -------   -------   -------   -------   -------   -------
Distributions
  From net investment income                  (.05)       --        --      (.06)       --      (.03)
                                           -------   -------   -------   -------   -------   -------
  Total distributions                         (.05)       --        --      (.06)       --      (.03)

----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $6.56     $4.17     $4.38     $4.92     $6.11     $5.58
----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding accounts fees) (a)   58.55%    (4.79)%  (10.98)%  (18.45)%    9.50%    37.50%
Ratios to Average Net Assets (b):
  Net investment loss                         (.59)%    (.60)%    (.83)%    (.56)%    (.40)%   (1.18)%
  Total expenses                              2.25%     3.91%     3.54%     3.04%     3.10%     4.41%
  Expenses reimbursed or offset                 --        --        --        --        --        --
  Net expenses                                2.25%     3.91%     3.54%     3.04%     3.10%     4.41%
Portfolio turnover rate                         25%       44%       29%        4%       40%       13%

Net assets, end of period (in thousands)   $53,543   $12,815   $12,003   $15,123   $21,273   $29,156

(a)Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

-----------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

GLOBAL RESOURCES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/03      2003      2002      2001      2000      1999
NET ASSET VALUE, BEGINNING OF PERIOD         $5.14     $4.93     $4.01     $3.88     $4.01     $4.47
----------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                 .15      (.05)     (.06)     (.06)     (.08)     (.07)
  Net realized and unrealized gain
    (loss)                                    3.39       .35       .98       .19      (.05)     (.15)
                                          --------   -------   -------   -------   -------   -------
  Total from investment activities            3.54       .30       .92       .13      (.13)     (.22)
                                          --------   -------   -------   -------   -------   -------
Distributions
  From net investment income                  (.13)     (.09)       --        --        --        --
  From net realized gains                       --        --        --        --        --      (.24)
                                          --------   -------   -------   -------   -------   -------
  Total distributions                         (.13)     (.09)       --        --        --      (.24)

----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $8.55     $5.14     $4.93     $4.01     $3.88     $4.01
----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)    68.89%     6.43%    22.94%     3.35%    (3.24)%   (4.12)%
Ratios to Average Net Assets (b):
  Net investment income (loss)                 .68%    (1.38)%   (1.57)%   (1.47)%   (1.87)%   (1.83)%
  Total expenses                              1.55%     3.75%     3.83%     3.61%     3.79%     4.34%
  Expenses reimbursed or offset                 --        --        --        --        --        --
  Net expenses                                1.55%     3.75%     3.83%     3.61%     3.79%     4.34%
Portfolio turnover rate                          6%      101%       96%       65%       55%      153%

Net assets, end of period (in
  thousands)                              $215,337   $14,884   $14,900   $11,887   $13,530   $16,964

WORLD PRECIOUS MINERALS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                            12/03       2003      2002      2001      2000       1999
NET ASSET VALUE, BEGINNING OF PERIOD        $9.75     $10.43     $5.28     $6.43     $7.79      $9.86
-----------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                .29       (.05)     (.07)     (.10)     (.01)       .02
  Net realized and unrealized gain
    (loss)                                   8.48       (.38)     5.22     (1.03)    (1.35)     (2.08)
                                         --------   --------   -------   -------   -------   --------
  Total from investment activities           8.77       (.43)     5.15     (1.13)    (1.36)     (2.06)
                                         --------   --------   -------   -------   -------   --------
Distributions
  From net investment income                (1.86)      (.25)       --      (.02)       --       (.01)
                                         --------   --------   -------   -------   -------   --------
  Total distributions                       (1.86)      (.25)       --      (.02)       --       (.01)

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $16.66      $9.75    $10.43     $5.28     $6.43      $7.79
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)   91.71%     (4.02)%   97.54%   (17.54)%  (17.46)%   (20.89)%
Ratios to Average Net Assets (b):
  Net investment income (loss)              (1.04)%    (1.36)%   (1.32)%   (1.51)%   (1.41)%      .27%
  Total expenses                             1.40%      1.92%     2.27%     2.86%     2.50%      2.18%
  Expenses reimbursed or offset                --         --        --        --        --       (.06)%
  Net expenses                               1.40%      1.92%     2.27%     2.86%     2.50%      2.12%
Portfolio turnover rate                        49%       141%      104%       68%       93%       252%

Net assets, end of period (in
  thousands)                             $288,421   $107,212   $97,044   $42,455   $57,019    $96,057

(a)Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

-----------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

GOLD SHARES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                              12/03      2003      2002      2001      2000      1999
NET ASSET VALUE, BEGINNING OF PERIOD          $5.18     $5.28     $2.83     $2.92     $3.42     $3.79
-----------------------------------------------------------------------------------------------------

Investment Activities
  Net investment loss                          (.04)     (.10)     (.06)     (.09)     (.15)     (.11)
  Net realized and unrealized gain (loss)      3.65        --      2.51        --      (.35)     (.26)
                                            -------   -------   -------   -------   -------   -------
  Total from investment activities             3.61      (.10)     2.45      (.09)     (.50)     (.37)
                                            -------   -------   -------   -------   -------   -------
Distributions
  From net investment income                   (.03)       --        --        --        --        --
                                            -------   -------   -------   -------   -------   -------
  Total distributions                          (.03)       --        --        --        --        --

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $8.76     $5.18     $5.28     $2.83     $2.92     $3.42
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding accounts fees) (a)    69.66%    (1.89)%   86.57%    (3.08)%  (14.62)%   (9.76)%
Ratios to Average Net Assets (b):
  Net investment loss                         (1.37)%   (1.98)%   (1.99)%   (2.93)%   (3.98)%   (2.88)%
  Total expenses                               1.95%     2.64%     3.57%     5.79%     5.74%     5.59%
  Expenses reimbursed or offset                  --        --        --        --        --      (.35)%
  Net expenses                                 1.95%     2.64%     3.57%     5.79%     5.74%     5.24%
Portfolio turnover rate                          47%      138%      164%       95%       82%      388%

Net assets, end of period (in thousands)    $86,047   $45,720   $52,911   $22,231   $25,836   $38,286

(a)Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

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

ITEM 2. CODE OF ETHICS.

Required only in annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required only in annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required only in annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Required only in annual report on Form N-CSR.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant"s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting that occurred in the registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL INVESTORS FUNDS




By:      /s/Frank E. Holmes
         ------------------
         Frank E. Holmes
         President, Chief Executive Officer
Date:    March 10, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/Frank E. Holmes
         ------------------
         Frank E. Holmes
         President, Chief Executive Officer
Date:    March 10, 2004




By:      /s/Tracy C. Peterson
         --------------------
         Tracy C. Peterson
         Treasurer
Date:    March 10, 2004

                                  EXHIBIT INDEX

(b) (1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) (2) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.